As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St.
Baltimore, MD 21202
(Name and address of agent for service)

Area Code (513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

Ohio National Fund, Inc.
Equity Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 30.0%
Household Durables - 1.9%
Centex Corp.	69,900	$4,514,142
Pulte Homes, Inc.	112,400	4,824,208
		9,338,350
Internet & Catalog Retail - 13.8%
Amazon.com, Inc. (a)	666,000	30,169,800
eBay, Inc. (a)	443,200	18,259,840
Expedia, Inc. (a)	504,443	9,993,016
IAC/InterActiveCorp (a)	474,443	12,027,130
		70,449,786
Leisure Equipment & Products - 2.8%
Eastman Kodak Co.	593,300	14,434,989
Media - 6.4%
The DIRECTV Group Inc. (a)	841,100	12,599,678
Time Warner, Inc.	587,700	10,643,247
WPP Group PLC (b)	922,789	9,406,082
		32,649,007
Multiline Retail - 3.0%
Sears Holdings Corp. (a)	123,300	15,340,986
Specialty Retail - 2.1%
The Home Depot, Inc.	283,300	10,805,062
TOTAL CONSUMER DISCRETIONARY		153,018,180
CONSUMER STAPLES - 1.0%
Food & Staples Retailing - 1.0%
Albertson's, Inc.	195,300	5,009,445
TOTAL CONSUMER STAPLES		5,009,445
FINANCIALS - 15.8%
Consumer Finance - 2.0%
Capital One Financial Corp.	126,900	10,091,088
Diversified Financial Services - 5.7%
Citigroup, Inc.	249,500	11,357,240
JPMorgan Chase & Co.	527,971	17,914,056
		29,271,296
Insurance - 2.1%
The St. Paul Travelers Companies Inc.	241,900	10,854,053
Thrifts & Mortgage Finance - 6.0%
Countrywide Financial Corp.	363,500	11,988,230
MGIC Investment Corp.	183,100	11,755,020
Washington Mutual, Inc.	175,700	6,890,954
		30,634,204
TOTAL FINANCIALS		80,850,641
HEALTH CARE - 17.1%
Health Care Providers & Services - 15.8%
Aetna, Inc.	194,500	16,754,230
Health Net, Inc. (a)	300,800	14,233,856
McKesson Corp.	312,800	14,842,360
UnitedHealth Group, Inc.	617,200	34,686,640
		80,517,086
Pharmaceuticals - 1.3%
Pfizer, Inc.	265,300	6,624,541
TOTAL HEALTH CARE		87,141,627
INDUSTRIALS - 7.5%
Building Products - 0.3%
Masco Corp.	41,800	1,282,424
Commercial Services & Supplies - 1.9%
Waste Management, Inc.	339,100	9,701,651
Industrial Conglomerates - 5.3%
Tyco International Ltd.	973,300	27,106,405
TOTAL INDUSTRIALS		38,090,480
INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	251,000	4,500,430
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	38,500	1,124,200
International Business Machines Corp.	81,900	6,570,018
Seagate Technology	356,400	5,648,940
		13,343,158
Internet Software & Services - 6.0%
Google, Inc. (a)	58,410	18,484,429
Yahoo!, Inc. (a)	350,100	11,847,384
		30,331,813
Software - 4.3%
Computer Associates International, Inc.	41,400	1,151,334
Electronic Arts, Inc. (a)	225,400	12,823,006
Intuit, Inc. (a)	167,400	7,501,194
Symantec Corp. (a)	30,400	688,864
		22,164,398
TOTAL INFORMATION TECHNOLOGY		70,339,799
TELECOMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 9.7%
Qwest Communications International, Inc. (a)	3,155,400	12,937,140
Sprint Nextel Corp.	1,535,800	36,521,324
TOTAL TELECOMMUNICATION SERVICES		49,458,464
UTILITIES - 4.7%
Independent Power Producers & Energy Traders - 4.7%
The AES Corp. (a)	1,472,000	24,184,960
TOTAL UTILITIES		24,184,960
TOTAL COMMON STOCKS (Cost $363,727,967)		$508,093,596

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 0.3%
Bank Of America 3.780% 10/03/2005	$1,741,910	$1,741,910
Repurchase price $1,742,459
Collateralized by:
Freddie Mac 4.000% 06/12/13
Fair Value: $1,783,193
TOTAL REPURCHASE AGREEMENTS (Cost $1,741,910)		$1,741,910

Total Investments (Cost $365,469,877) (c) - 99.9%		$509,835,506
Other Assets in Excess of Liabilities - 0.1%		576,224
TOTAL NET ASSETS - 100.0%		$510,411,730

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $9,406,082 or 1.8% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Money Market Portfolio
September 30, 2005 (Unaudited)

	Face	Amortized
	Amount	Cost
SHORT-TERM NOTES - 98.7%
CONSUMER DISCRETIONARY - 23.3%
Automobiles - 9.9%
American Honda Finance
3.620% 10/19/2005	$7,500,000	$7,486,425
DaimlerChrysler N.A. Holding Corp.
3.910% 10/20/2005	1,000,000	997,936
Toyota Motor Credit Corp.
3.730% 10/24/2005	8,000,000	7,980,936
		16,465,297
Household Durables - 0.6%
Fortune Brands Inc.
3.850% 10/04/2005 (a)	1,000,000	999,679
Media - 9.2%
Gannett Co., Inc.
3.730% 10/18/2005 (a)	2,000,000	1,996,477
3.720% 10/20/2005 (a)	5,500,000	5,489,202
Knight-Ridder, Inc.
3.830% 10/05/2005 (a)	1,000,000	999,574
The E.W. Scripps Company
3.600% 10/12/2005 (a)	6,800,000	6,792,383
		15,277,636
Specialty Retail - 3.6%
The Sherwin Williams Co.
3.730% 10/07/2005 (a)	3,000,000	2,998,135
3.720% 10/17/2005 (a)	3,000,000	2,995,040
		5,993,175
TOTAL CONSUMER DISCRETIONARY		38,735,787
CONSUMER STAPLES - 16.0%
Beverages - 4.4%
The Coca-Cola Co.
3.610% 10/04/2005	7,400,000	7,397,769
Food & Staples Retailing - 2.4%
Wal-Mart Stores, Inc.
3.710% 10/04/2005 (a)	4,000,000	3,998,763
Food Products - 4.7%
Nestle Capital Corp.
3.710% 10/19/2005 (a)	5,753,000	5,742,328
3.710% 10/24/2005 (a)	2,000,000	1,995,260
		7,737,588
Household Products - 4.5%
The Procter & Gamble Co.
3.730% 11/01/2005 (a)	7,500,000	7,475,910
TOTAL CONSUMER STAPLES		26,610,030
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Chevron Corp.
3.700% 10/06/2005	500,000	499,743
3.700% 10/11/2005	7,362,000	7,354,434
TOTAL ENERGY		7,854,177
FINANCIALS - 28.5%
Consumer Finance - 4.5%
American General Finance Corp.
3.710% 10/06/2005	4,500,000	4,497,681
3.760% 10/14/2005	3,000,000	2,995,927
		7,493,608
Diversified Financial Services - 16.9%
CIT Group Inc.
3.610% 10/04/2005	3,500,000	3,498,947
3.810% 11/14/2005	2,000,000	1,990,687
Citigroup Funding, Inc.
3.730% 10/03/2005	7,241,000	7,239,499
HSBC Finance Corp.
3.720% 10/06/2005	1,000,000	999,483
3.730% 10/07/2005	6,900,000	6,895,711
Usaa Capital Corp.
3.740% 10/03/2005	7,500,000	7,498,442
		28,122,769
Insurance - 7.1%
MetLife Funding Inc.
3.720% 10/21/2005	3,700,000	3,692,353
Prudential Funding LLC
3.700% 10/03/2005	3,500,000	3,499,281
3.670% 10/07/2005	3,000,000	2,998,165
3.720% 10/13/2005	1,500,000	1,498,140
		11,687,939
TOTAL FINANCIALS		47,304,316
HEALTH CARE - 8.1%
Pharmaceuticals - 8.1%
Merck & Co., Inc.
3.750% 10/06/2005	3,740,000	3,738,052
3.710% 10/21/2005	2,000,000	1,995,878
Pfizer, Inc.
3.540% 10/05/2005 (a)	5,780,000	5,777,726
3.670% 10/17/2005 (a)	2,000,000	1,996,738
TOTAL HEALTH CARE		13,508,394
INDUSTRIALS - 8.1%
Commercial Services & Supplies - 3.0%
Cintas Corp. No. 2
3.870% 10/03/2005 (a)	3,000,000	2,999,355
3.780% 10/14/2005 (a)	1,950,000	1,947,338
		4,946,693
Industrial Conglomerates - 4.5%
General Electric Capital Corp.
3.710% 10/25/2005	7,500,000	7,481,450
Machinery - 0.6%
John Deere Capital Corp.
3.650% 10/03/2005 (a)	1,000,000	999,797
TOTAL INDUSTRIALS		13,427,940
MATERIALS - 5.4%
Chemicals - 4.6%
E.I. du Pont de Nemours & Co.
3.700% 10/14/2005	4,600,000	4,593,854
3.720% 10/20/2005	3,000,000	2,994,110
		7,587,964
Metals & Mining - 0.8%
Alcoa, Inc.
3.800% 10/11/2005	1,343,000	1,341,582
TOTAL MATERIALS		8,929,546
TELECOMMUNICATION SERVICES - 4.6%
Diversified Telecommunication Services - 4.6%
BellSouth Corp.
3.690% 10/05/2005 (a)	3,000,000	2,998,770
3.720% 10/05/2005 (a)	3,500,000	3,498,553
3.560% 10/07/2005 (a)	1,040,000	1,039,383
TOTAL TELECOMMUNICATION SERVICES		7,536,706
TOTAL SHORT-TERM NOTES (Cost $163,906,896)		$163,906,896

	Face	Amortized
	Amount	Cost
MUNICIPAL BONDS - 1.6%
Alaska Housing Finance Corp.
3.800% 12/01/2032 (b)	$2,700,000	$2,700,000
TOTAL MUNICIPAL BONDS (Cost $2,700,000)		$2,700,000

Total Investments (Cost $166,606,896) (c) - 100.3%		$166,606,896
Liabilities in Excess of Other Assets - (0.3)%		(541,596)
TOTAL NET ASSETS - 100.0%		$166,065,300

Percentages are stated as a percent of net assets.

(a)
Represents a security exempt from registration under Section 4(2) of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers, under Rule 144A. At September 30, 2005, the value of these securities amounted to $62,740,411 or 37.8% of the net assets of the Portfolio. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)
This bond is a variable rate demand note that is an eligible security under Rule 2a-7. The rate of interest resets every seven days and the bond is eligible to be repurchased by the broker at any time, at par, with a maximum seven day settlement.

(c)	Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of this Portfolio.

Ohio National Fund, Inc.
Bond Portfolio
September 30, 2005 (Unaudited)

	Face	Fair
	Amount	Value
CORPORATE BONDS - 93.7%
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 0.6%
ArvinMeritor, Inc.
8.750% 03/01/2012	$500,000	$492,500
Lear Corp.
5.750% 08/01/2014	375,000	313,639
		806,139
Automobiles - 1.1%
DaimlerChrysler N.A. Holding Corp.
4.050% 06/04/2008	1,500,000	1,465,745
Hotels, Restaurants & Leisure - 4.2%
ARAMARK Services, Inc.
7.000% 07/15/2006	750,000	760,199
GTECH Holdings Corp.
4.500% 12/01/2009	1,000,000	922,110
Harrah's Operating Co. Inc.
5.500% 07/01/2010	1,000,000	1,010,489
Marriott International, Inc.
4.625% 06/15/2012	1,000,000	967,697
Mirage Resorts, Inc.
6.750% 02/01/2008	700,000	714,875
Starwood Hotels & Resorts Worldwide, Inc.
6.750% 11/15/2005	700,000	704,375
Wendy's International, Inc.
6.350% 12/15/2005	500,000	501,694
		5,581,439
Household Durables - 4.3%
Centex Corp.
5.125% 10/01/2013	500,000	482,217
Lennar Corp.
5.950% 03/01/2013	1,000,000	1,018,311
Newell Rubbermaid, Inc.
4.625% 12/15/2009	1,000,000	984,972
Pulte Homes, Inc.
8.125% 03/01/2011	1,000,000	1,118,932
7.875% 08/01/2011	1,000,000	1,115,872
Ryland Group, Inc.
5.375% 01/15/2015	1,000,000	961,216
		5,681,520
Leisure Equipment & Products - 0.5%
Eastman Kodak Co.
3.625% 05/15/2008	750,000	705,601
Media - 4.8%
Clear Channel Communications, Inc.
5.750% 01/15/2013	1,000,000	990,950
Comcast Cable Communications
8.375% 05/01/2007	500,000	527,740
8.875% 05/01/2017	250,000	318,212
Cox Communications, Inc.
6.750% 03/15/2011	1,000,000	1,068,580
Knight-Ridder, Inc.
4.625% 11/01/2014	1,000,000	931,005
Liberty Media Corp.
5.700% 05/15/2013	750,000	686,263
Rogers Cable, Inc.
7.875% 05/01/2012	1,000,000	1,067,500
Time Warner, Inc.
6.875% 05/01/2012	750,000	820,756
		6,411,006
Multiline Retail - 0.8%
May Department Stores Co.
5.750% 07/15/2014	1,000,000	1,016,778
Specialty Retail - 2.5%
AutoZone, Inc.
4.750% 11/15/2010	1,250,000	1,207,030
Limited Brands, Inc.
5.250% 11/01/2014	1,000,000	936,429
Staples, Inc.
7.375% 10/01/2012	1,000,000	1,125,141
		3,268,600
TOTAL CONSUMER DISCRETIONARY		24,936,828
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.2%
Safeway, Inc.
5.800% 08/15/2012	500,000	503,401
The Kroger Co.
6.200% 06/15/2012	1,000,000	1,043,021
		1,546,422
Food Products - 1.4%
Bunge Ltd. Finance Corp.
5.875% 05/15/2013	750,000	783,840
Tyson Foods, Inc.
8.250% 10/01/2011	1,000,000	1,156,055
		1,939,895
TOTAL CONSUMER STAPLES		3,486,317
ENERGY - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
Atlantic Richfield Co.
8.550% 03/01/2012	200,000	239,701
Energy Transfer Partners, L.P.
5.650% 08/01/2012 (a)	1,000,000	986,116
Enterprise Products Operating, L.P.
4.625% 10/15/2009	1,000,000	978,089
Kinder Morgan Energy Partners, L.P.
5.000% 12/15/2013	750,000	738,810
Marathon Oil Corp.
6.125% 03/15/2012	750,000	801,710
Ocean Energy, Inc.
7.250% 10/01/2011	1,000,000	1,115,042
Pemex Project Funding Master Trust
5.750% 12/15/2015 (a)	1,000,000	991,250
Valero Energy Corp.
6.875% 04/15/2012	750,000	824,630
XTO Energy, Inc.
4.900% 02/01/2014	1,000,000	982,848
TOTAL ENERGY		7,658,196
FINANCIALS - 27.4%
Capital Markets - 3.4%
Amvescap PLC
4.500% 12/15/2009	1,250,000	1,230,611
Jefferies Group, Inc.
7.750% 03/15/2012	1,000,000	1,117,029
Morgan Stanley
4.750% 04/01/2014	1,250,000	1,208,030
Nuveen Investments, Inc.
5.000% 09/15/2010	1,000,000	991,123
		4,546,793
Consumer Finance - 6.5%
American General Finance Corp.
4.875% 05/15/2010	1,000,000	998,898
Capital One Bank
5.125% 02/15/2014	750,000	740,110
Capital One Financial
4.738% 05/17/2007	500,000	499,992
Ford Motor Credit Co.
7.250% 10/25/2011	2,500,000	2,375,798
General Motors Acceptance Corp.
6.125% 08/28/2007	1,000,000	984,831
7.250% 03/02/2011	1,000,000	930,894
Household Finance Corp.
6.375% 11/27/2012	750,000	807,066
MBNA America Bank NA
4.625% 08/03/2009	1,250,000	1,248,486
		8,586,075
Diversified Financial Services - 1.5%
CIT Group, Inc.
5.000% 02/13/2014	750,000	743,419
International Lease Finance Corp.
5.000% 04/15/2010	1,250,000	1,255,699
		1,999,118
Insurance - 4.3%
Assurant, Inc.
5.625% 02/15/2014	750,000	762,495
Axis Capital Holdings Ltd.
5.750% 12/01/2014	500,000	497,044
Liberty Mutual Group
5.750% 03/15/2014 (a)	1,000,000	978,734
Lincoln National Corp.
6.500% 03/15/2008	1,250,000	1,312,272
Loews Corp.
5.250% 03/15/2016	750,000	731,450
Marsh & McLennan Cos. Inc.
3.625% 02/15/2008	1,000,000	966,020
StanCorp Financial Group, Inc.
6.875% 10/01/2012	500,000	540,171
		5,788,186
Real Estate - 9.0%
AvalonBay Communities, Inc.
6.625% 01/15/2008	1,000,000	1,037,784
Camden Property Trust
4.375% 01/15/2010	1,000,000	973,434
Colonial Realty, L.P.
8.050% 07/15/2006	900,000	921,086
Developers Diversified Realty Corp.
3.875% 01/30/2009	750,000	723,664
ERP Operating, L.P.
4.750% 06/15/2009	750,000	744,669
Health Care Property Investors, Inc.
4.875% 09/15/2010	1,000,000	985,731
iStar Financial, Inc.
5.700% 03/01/2014	1,000,000	1,002,592
Mack-Cali Realty, L.P.
4.600% 06/15/2013	750,000	719,103
Post Apartment Homes, L.P.
5.125% 10/12/2011	750,000	751,961
Simon Property Group, L.P.
4.875% 08/15/2010	1,250,000	1,245,747
Spieker Properties, Inc.
7.250% 05/01/2009	500,000	536,137
The Rouse Co.
7.200% 09/15/2012	1,000,000	1,057,221
Vornado Realty Trust
4.750% 12/01/2010	1,250,000	1,231,318
		11,930,447
Thrifts & Mortgage Finance - 2.7%
Countrywide Home Loans, Inc.
4.125% 09/15/2009	750,000	729,013
Radian Group, Inc.
7.750% 06/01/2011	1,000,000	1,120,078
Residential Capital Corp.
6.375% 06/30/2010 (a)	500,000	507,052
Washington Mutual, Inc.
4.625% 04/01/2014	1,250,000	1,198,269
		3,554,412
TOTAL FINANCIALS		36,405,031
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.8%
Hospira, Inc.
4.950% 06/15/2009	1,000,000	1,003,582
Health Care Providers & Services - 1.5%
HCA, Inc.
5.750% 03/15/2014	500,000	479,086
Manor Care, Inc.
6.250% 05/01/2013	500,000	524,073
WellPoint, Inc.
4.250% 12/15/2009	1,000,000	979,082
		1,982,241
TOTAL HEALTH CARE		2,985,823
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.4%
Boeing Capital Corp.
5.400% 11/30/2009	500,000	513,127
Air Freight & Logistics - 0.7%
Ryder System, Inc.
4.625% 04/01/2010	1,000,000	990,023
Commercial Services & Supplies - 2.0%
Cendant Corp.
6.875% 08/15/2006	500,000	509,397
Deluxe Corp.
5.000% 12/15/2012	1,000,000	950,835
R.R. Donnelley & Sons Co.
4.950% 04/01/2014	1,250,000	1,203,445
		2,663,677
Industrial Conglomerates - 1.0%
Hutchison Whampoa International Ltd.
6.250% 01/24/2014 (a)	1,250,000	1,323,820
Machinery - 1.2%
Briggs & Stratton Corp.
8.875% 03/15/2011	550,000	632,500
Timken Co.
5.750% 02/15/2010	1,000,000	1,010,464
		1,642,964
Road & Rail - 0.4%
Union Pacific Corp.
3.625% 06/01/2010	500,000	474,025
TOTAL INDUSTRIALS		7,607,636
INFORMATION TECHNOLOGY - 3.1%
Computers & Peripherals - 0.8%
NCR Corp.
7.125% 06/15/2009	1,000,000	1,061,058
IT Services - 1.6%
Computer Sciences Corp.
7.375% 06/15/2011	750,000	837,122
Fiserv, Inc.
4.000% 04/15/2008	1,250,000	1,218,908
		2,056,030
Software - 0.7%
Computer Associates International, Inc.
4.750% 12/01/2009 (a)	1,000,000	982,030
TOTAL INFORMATION TECHNOLOGY		4,099,118
MATERIALS - 8.9%
Chemicals - 3.3%
ICI Wilmington, Inc.
4.375% 12/01/2008	1,000,000	983,841
IMC Global, Inc.
6.875% 07/15/2007	500,000	510,625
Monsanto Co.
7.375% 08/15/2012	2,000,000	2,281,572
Olin Corp.
9.125% 12/15/2011	500,000	593,074
		4,369,112
Containers & Packaging - 1.2%
Rock-Tenn Co.
5.625% 03/15/2013	500,000	453,750
Temple-Inland, Inc.
7.875% 05/01/2012	1,000,000	1,107,090
		1,560,840
Metals & Mining - 0.8%
Teck Cominco Ltd.
7.000% 09/15/2012	1,000,000	1,094,438
Paper & Forest Products - 3.6%
Abitibi-Consolidated, Inc.
7.400% 04/01/2018	1,000,000	900,000
Domtar, Inc.
7.875% 10/15/2011	1,000,000	994,906
International Paper Co.
5.300% 04/01/2015	1,000,000	977,780
Potlatch Corp.
12.500% 12/01/2009	1,000,000	1,215,630
Weyerhaeuser Co.
5.250% 12/15/2009	668,000	673,413
		4,761,729
TOTAL MATERIALS		11,786,119
TELECOMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 5.6%
AT&T Corp.
9.050% 11/15/2011	500,000	565,625
BellSouth Corp.
4.200% 09/15/2009	750,000	736,120
CenturyTel, Inc.
7.875% 08/15/2012	1,000,000	1,123,007
Citizens Communications Co.
7.625% 08/15/2008	1,000,000	1,057,500
France Telecom
8.000% 03/01/2011	1,000,000	1,136,740
Sprint Capital Corp.
8.375% 03/15/2012	500,000	589,170
Telecom Italia Capital
5.250% 10/01/2015	1,250,000	1,230,645
Telefonos de Mexico SA de CV
4.750% 01/27/2010	1,000,000	993,057
		7,431,864
Wireless Telecommunication Services - 1.4%
America Movil SA de CV
5.750% 01/15/2015	1,000,000	1,008,465
AT&T Wireless Services, Inc.
7.875% 03/01/2011	750,000	854,826
		1,863,291
TOTAL TELECOMMUNICATION SERVICES		9,295,155
UTILITIES - 12.1%
Electric Utilities - 4.1%
CenterPoint Energy Resources Corp.
5.950% 01/15/2014	500,000	519,026
IPALCO Enterprises, Inc.
8.625% 11/14/2011	1,000,000	1,115,000
Metropolitan Edison Co.
4.875% 04/01/2014	750,000	734,292
Pepco Holdings, Inc.
4.000% 05/15/2010	750,000	720,345
PSEG Power LLC
5.000% 04/01/2014	750,000	730,627
Scottish Power PLC
4.910% 03/15/2010	1,000,000	1,000,405
Tenaska Georgia Partners, L.P.
9.500% 02/01/2030	500,000	645,456
		5,465,151
Gas Utilities - 2.1%
Atmos Energy Corp.
4.000% 10/15/2009	1,000,000	965,360
NiSource Finance Corp.
5.400% 07/15/2014	750,000	756,373
Southwest Gas Corp.
7.625% 05/15/2012	1,000,000	1,128,903
		2,850,636
Independent Power Producers & Energy Traders - 1.5%
Duke Capital LLC
5.500% 03/01/2014	750,000	755,687
TXU Corp.
4.800% 11/15/2009	500,000	484,254
7.480% 01/01/2017	700,000	758,010
		1,997,951
Multi-Utilities - 4.4%
Avista Corp.
9.750% 06/01/2008	500,000	555,093
Baltimore Gas & Electric Co.
6.200% 04/08/2008	1,000,000	1,032,340
Consumers Energy Co.
6.000% 02/15/2014	750,000	791,094
Sempra Energy
4.750% 05/15/2009	1,250,000	1,242,210
TransAlta Corp.
6.750% 07/15/2012	2,000,000	2,162,762
		5,783,499
TOTAL UTILITIES		16,097,237
TOTAL CORPORATE BONDS (Cost $122,008,557)		$124,357,460

	Face	Fair
	Amount	Value
FOREIGN GOVERNMENT BONDS - 0.8%
Mexico Government International Bond
5.875% 01/15/2014	$1,000,000	$1,036,500
TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $1,005,908)		$1,036,500

	Face	Fair
	Amount	Value
ASSET BACKED SECURITIES - 0.4%
INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.4%
FedEx Corp.
Series 1998-1, 7.020% 01/15/2016	$550,006	$593,432
TOTAL ASSET BACKED SECURITIES (Cost $566,718)		$593,432

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 2.2%
Prudential Funding LLC
3.800% 10/03/2005	$2,942,000	$2,941,379
TOTAL SHORT-TERM NOTES (Cost $2,941,379)		$2,941,379

Total Investments (Cost $126,522,562) (b) - 97.1%		$128,928,771
Other Assets in Excess of Liabilities - 2.9%		3,857,244
TOTAL NET ASSETS - 100.0%		$132,786,015

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $5,769,002 or 4.3% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Omni Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 74.6%
CONSUMER DISCRETIONARY - 5.0%
Hotels, Restaurants & Leisure - 3.1%
Carnival Corp.	6,600	$329,868
Harrah's Entertainment, Inc.	14,300	932,217
Royal Caribbean Cruises Ltd.	18,800	812,160
		2,074,245
Multiline Retail - 1.5%
J.C. Penney Co. Inc.	21,100	1,000,562
Specialty Retail - 0.4%
AnnTaylor Stores Corp. (a)	11,700	310,635
TOTAL CONSUMER DISCRETIONARY		3,385,442
CONSUMER STAPLES - 9.8%
Beverages - 3.0%
PepsiCo, Inc.	18,000	1,020,780
The Coca-Cola Co.	22,700	980,413
		2,001,193
Food & Staples Retailing - 2.2%
CVS Corp.	35,400	1,026,954
Wal-Mart Stores, Inc.	10,300	451,346
		1,478,300
Food Products - 0.9%
Kellogg Co.	13,800	636,594
Household Products - 2.2%
The Procter & Gamble Co.	24,400	1,450,824
Tobacco - 1.5%
Altria Group, Inc.	14,100	1,039,311
TOTAL CONSUMER STAPLES		6,606,222
ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Apache Corp.	14,000	1,053,080
Chevron Corp.	16,700	1,080,991
Occidental Petroleum Corp.	10,500	897,015
Suncor Energy, Inc.	16,300	986,639
XTO Energy, Inc.	15,400	697,928
TOTAL ENERGY		4,715,653
FINANCIALS - 12.5%
Capital Markets - 1.6%
The Goldman Sachs Group, Inc.	8,700	1,057,746
Commercial Banks - 1.6%
Bank of America Corp.	25,600	1,077,760
Diversified Financial Services - 3.3%
Citigroup, Inc.	27,697	1,260,767
JPMorgan Chase & Co.	29,400	997,542
		2,258,309
Insurance - 6.0%
American International Group, Inc.	17,100	1,059,516
Lincoln National Corp.	20,200	1,050,804
The Chubb Corp.	11,100	994,005
The Hartford Financial Services Group, Inc.	12,300	949,191
		4,053,516
TOTAL FINANCIALS		8,447,331
HEALTH CARE - 16.2%
Biotechnology - 2.2%
Amgen, Inc. (a)	13,000	1,035,710
Human Genome Sciences, Inc. (a)	34,000	462,060
		1,497,770
Health Care Equipment & Supplies - 2.7%
Fisher Scientific International, Inc. (a)	16,100	999,005
Thermo Electron Corp. (a)	26,200	809,580
		1,808,585
Health Care Providers & Services - 5.8%
Cardinal Health, Inc.	16,400	1,040,416
McKesson Corp.	22,400	1,062,880
Medco Health Solutions, Inc. (a)	19,200	1,052,736
WellPoint, Inc. (a)	10,200	773,364
		3,929,396
Pharmaceuticals - 5.5%
Abbott Laboratories	13,600	576,640
Eli Lilly & Co.	18,800	1,006,176
Johnson & Johnson	18,400	1,164,352
Pfizer, Inc.	39,500	986,315
		3,733,483
TOTAL HEALTH CARE		10,969,234
INDUSTRIALS - 9.9%
Aerospace & Defense - 5.1%
Honeywell International, Inc.	26,500	993,750
L-3 Communications Holdings, Inc.	6,800	537,676
The Boeing Co.	12,400	842,580
United Technologies Corp.	20,200	1,047,168
		3,421,174
Electrical Equipment - 1.5%
Rockwell Automation, Inc.	18,800	994,520
Industrial Conglomerates - 3.3%
General Electric Co.	37,000	1,245,790
Tyco International Ltd.	35,900	999,815
		2,245,605
TOTAL INDUSTRIALS		6,661,299
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 3.8%
Juniper Networks, Inc. (a)	21,700	516,243
Motorola, Inc.	43,000	949,870
QUALCOMM, Inc.	23,900	1,069,525
		2,535,638
Computers & Peripherals - 2.6%
Hewlett-Packard Co.	37,500	1,095,000
International Business Machines Corp.	8,600	689,892
		1,784,892
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	3,100	981,026
IT Services - 1.4%
Hewitt Associates, Inc. (a)	33,900	924,792
Semiconductor & Semiconductor Equipment - 1.4%
Maxim Integrated Products, Inc.	22,700	968,155
Software - 2.1%
Microsoft Corp.	55,300	1,422,869
TOTAL INFORMATION TECHNOLOGY		8,617,372
Telecommunication Services - 1.4%
Diversified Telecommunication Services - 1.4%
Sprint Nextel Corp.	40,500	963,090
TOTAL TELECOMMUNICATION SERVICES		963,090
TOTAL COMMON STOCKS (Cost $47,931,051)		$50,365,643

	Face	Fair
	Amount	Value
CORPORATE BONDS - 23.5%
CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.1%
Lear Corp. Series B
5.750% 08/01/2014	$125,000	$104,547
Automobiles - 0.7%
DaimlerChrysler N.A. Holding Corp.
6.500% 11/15/2013	250,000	264,739
Ford Motor Credit Co.
7.000% 10/01/2013	250,000	232,183
		496,922
Hotels, Restaurants & Leisure - 0.4%
Harrah's Operating Co. Inc.
5.500% 07/01/2010	250,000	252,622
Household Durables - 1.1%
Centex Corp.
5.125% 10/01/2013	250,000	241,108
Lennar Corp. Series B
5.500% 09/01/2014	250,000	245,285
Newell Rubbermaid, Inc.
4.625% 12/15/2009	250,000	246,243
		732,636
Leisure Equipment & Products - 0.3%
Eastman Kodak Co. Series A
3.625% 05/15/2008	250,000	235,200
Media - 1.5%
Clear Channel Communications
4.250% 05/15/2009	250,000	241,312
Cox Communications, Inc.
6.750% 03/15/2011	250,000	267,145
Rogers Cable, Inc.
5.500% 03/15/2014	250,000	231,875
The Walt Disney Co.
6.200% 06/20/2014	250,000	269,342
		1,009,674
Multiline Retail - 0.4%
May Department Stores Co.
4.800% 07/15/2009	250,000	249,221
Specialty Retail - 0.4%
AutoZone, Inc.
4.750% 11/15/2010	250,000	241,406
TOTAL CONSUMER DISCRETIONARY		3,322,228
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.3%
Safeway, Inc.
5.800% 08/15/2012	250,000	251,701
Food Products - 0.4%
Bunge Ltd. Finance Corp.
5.875% 05/15/2013	250,000	261,280
TOTAL CONSUMER STAPLES		512,981
ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Boardwalk Pipelines LLC
5.500% 02/01/2017	250,000	252,815
Enterprise Products Operating, L.P.
4.625% 10/15/2009	250,000	244,522
Valero Energy Corp.
4.750% 06/15/2013	250,000	243,343
XTO Energy, Inc.
4.900% 02/01/2014	250,000	245,712
TOTAL ENERGY		986,392
FINANCIALS - 8.5%
Capital Markets - 1.8%
Amvescap PLC
4.500% 12/15/2009	250,000	246,122
Mellon Funding Corp.
5.500% 11/15/2018	250,000	258,342
Morgan Stanley
4.750% 04/01/2014	250,000	241,606
Nuveen Investments, Inc.
5.500% 09/15/2015	250,000	247,445
The Goldman Sachs Group, Inc.
5.150% 01/15/2014	250,000	250,752
		1,244,267
Consumer Finance - 2.2%
Capital One Bank
5.125% 02/15/2014	250,000	246,704
General Motors Acceptance Corp.
7.750% 01/19/2010	500,000	485,086
Household Finance Corp.
6.375% 11/27/2012	500,000	538,044
MBNA America Bank NA
4.625% 08/03/2009	250,000	249,697
		1,519,531
Diversified Financial Services - 0.4%
CIT Group, Inc.
5.000% 02/13/2014	250,000	247,806
Insurance - 1.1%
Assurant, Inc.
5.625% 02/15/2014	250,000	254,165
Liberty Mutual Group
5.750% 03/15/2014 (b)	250,000	244,684
MetLife, Inc.
5.375% 12/15/2012	250,000	255,152
		754,001
Real Estate - 1.9%
Duke Realty, L.P.
4.625% 05/15/2013	250,000	240,274
EOP Operating, L.P.
5.875% 01/15/2013	250,000	258,783
iStar Financial, Inc.
6.000% 12/15/2010	250,000	256,908
Post Apartment Homes, L.P.
5.125% 10/12/2011	250,000	250,654
Simon Property Group, L.P.
4.875% 08/15/2010	250,000	249,150
		1,255,769
Thrifts & Mortgage Finance - 1.1%
Countrywide Home Loans, Inc.
4.125% 09/15/2009	250,000	243,004
Radian Group, Inc.
5.375% 06/15/2015	250,000	246,010
Washington Mutual, Inc.
4.625% 04/01/2014	250,000	239,654
		728,668
TOTAL FINANCIALS		5,750,042
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Wyeth
6.950% 03/15/2011	250,000	274,934
TOTAL HEALTH CARE		274,934
INDUSTRIALS - 1.9%
Commercial Services & Supplies - 0.7%
R.R. Donnelley & Sons Co.
3.750% 04/01/2009	250,000	239,837
Waste Management, Inc.
5.000% 03/15/2014	250,000	246,023
		485,860
Industrial Conglomerates - 0.8%
Hutchison Whampoa International Ltd.
6.250% 01/24/2014 (b)	250,000	264,764
Tyco International Group SA
6.000% 11/15/2013	250,000	264,523
		529,287
Road & Rail - 0.4%
CSX Corp.
5.300% 02/15/2014	250,000	253,268
TOTAL INDUSTRIALS		1,268,415
MATERIALS - 0.4%
Paper & Forest Products - 0.4%
International Paper Co.
5.300% 04/01/2015	250,000	244,445
TOTAL MATERIALS		244,445
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
AT&T Corp.
9.050% 11/15/2011	250,000	282,812
Telecom Italia Capital
5.250% 10/01/2015	250,000	246,129
Telefonos de Mexico SA de CV
5.500% 01/27/2015	250,000	247,123
Verizon Florida, Inc.
6.125% 01/15/2013	500,000	519,913
		1,295,977
Wireless Telecommunication Services - 0.4%
America Movil SA de CV
5.750% 01/15/2015	250,000	252,116
TOTAL TELECOMMUNICATION SERVICES		1,548,093
UTILITIES - 2.9%
Electric Utilities - 1.8%
Pepco Holdings, Inc.
4.000% 05/15/2010	250,000	240,115
PSEG Power LLC
5.000% 04/01/2014	250,000	243,542
Scottish Power PLC
4.910% 03/15/2010	250,000	250,101
Southern Power Co.
4.875% 07/15/2015	250,000	244,320
Virginia Electric and Power Co.
4.750% 03/01/2013	250,000	246,875
		1,224,953
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC
5.500% 03/01/2014	250,000	251,896
Multi-Utilities - 0.7%
Consumers Energy Co.
6.000% 02/15/2014	250,000	263,698
Sempra Energy
4.750% 05/15/2009	250,000	248,442
		512,140
TOTAL UTILITIES		1,988,989
TOTAL CORPORATE BONDS (Cost $16,022,765)		$15,896,519

	Face	Fair
	Amount	Value
FOREIGN GOVERNMENT BONDS - 0.4%
Mexico Government International Bond
5.875% 01/15/2014	$250,000	$259,125
TOTAL FOREIGN GOVERNMENT BONDS (Cost $249,375)		$259,125

	Face	Fair
	Amount	Value
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Note
3.625% 05/15/2013	$100,000	$95,945
TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,613)		$95,945

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 0.8%
U.S. Bank 2.750% 10/03/2005	$554,000	$554,000
Repurchase price $554,127
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $565,082
TOTAL REPURCHASE AGREEMENTS (Cost $554,000)		$554,000

Total Investments (Cost $64,852,804) (c) - 99.5%		$67,171,232
Other Assets in Excess of Liabilities - 0.5%		366,681
TOTAL NET ASSETS - 100.0%		$67,537,913

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $509,448 or 0.8% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
International Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
FOREIGN COMMON STOCKS - 100.5%
United Kingdom - 29.2%
Amdocs Ltd. (a) (c) (7)	102,900	$2,853,417
Amvescap PLC (b) (4)	223,100	1,448,164
ARM Holdings PLC. (b) (7)	1,298,400	2,691,605
BAE Systems PLC (b) (5)	268,530	1,629,376
BP PLC (b) (3)	266,500	3,146,885
British American Tobacco PLC (b) (2)	112,000	2,357,932
Capita Group PLC (b) (6)	291,290	1,938,186
Diageo PLC (b) (2)	365,000	5,252,391
GlaxoSmithKline PLC (b) (5)	166,400	4,244,718
Hays PLC (b) (6)	1,058,370	2,293,023
InterContinental Hotels Group PLC (b) (1)	124,626	1,582,136
ITV PLC (b) (1)	905,780	1,806,533
Lloyds TSB Group PLC (b) (4)	198,300	1,632,094
Rio Tinto PLC (b) (8)	71,150	2,915,719
Royal Bank of Scotland PLC, Edinburgh (b) (4)	125,798	3,573,446
Royal Dutch Shell PLC A-Shares (a) (b) (3)	93,000	3,070,376
Shire Pharmaceuticals Group PLC (b) (5)	184,200	2,246,653
Smiths Industries (b) (6)	84,700	1,433,635
Vodafone Group PLC (b) (b) (9)	2,857,449	7,434,217
		53,550,506
Japan - 25.9%
Advantest Corp. (b) (7)	35,300	2,759,574
Isetan Co. (b) (1)	106,600	1,707,069
Ito En Ltd. (b) (2)	52,500	2,459,239
Japan Synthetic Rubber (b) (8)	92,800	1,930,059
Japan Tobacco (a) (b) (2)	118	1,863,237
Mitsubishi Tokyo Financial Group, Inc. (b) (4)	431	5,643,040
Mizuho Financial Group, Inc. (a) (b) (4)	858	5,485,314
Nippon Telegraph & Telephone Corp. (b) (9)	627	3,110,112
Nitori Co. (b) (1)	23,300	1,954,731
Sharp Corp. (a) (b) (1)	229,000	3,331,445
SMC Corp. (b) (6)	13,800	1,845,794
Sumitomo Trust & Banking Co. Ltd. (b) (4)	248,000	2,051,513
Sundrug Co., Ltd. (b) (2)	17,500	998,943
Takeda Pharmaceutical Co. Ltd. (a) (b) (5)	68,500	4,100,888
Terumo Corp. (b) (5)	86,700	2,801,601
Toshiba Corp.. (b) (7)	530,000	2,347,845
Toyota Motor Corp. (b) (1)	42,500	1,961,070
UFJ Holdings (a) (b) (4)	145	988,904
		47,340,378
Switzerland - 8.6%
Nestle SA (b) (2)	10,890	3,198,454
Novartis AG - REG (b) (5)	137,350	6,985,526
Roche Holding AG - GENUSS (b) (5)	39,715	5,517,629
		15,701,609
France - 8.2%
AXA (b) (4)	92,900	2,555,743
BNP Paribas SA (b) (4)	23,200	1,765,311
France Telecommunications (a) (b) (9)	80,400	2,312,986
Sanofi-Aventis (b) (5)	73,100	6,053,887
Technip SA (b) (3)	39,470	2,336,467
		15,024,394
Germany - 6.1%
Allianz AG Holding (b) (4)	22,660	3,061,209
Metro AG (a) (b) (2)	43,100	2,127,546
Schering AG (b) (5)	32,500	2,060,373
Siemens AG (b) (6)	51,750	3,998,949
		11,248,077
Netherlands - 4.1%
ABN AMRO Holdings NV (b) (4)	116,300	2,786,665
ASM Lithography Holding NV (a) (b) (7)	114,828	1,891,930
ING Groep NV (b) (4)	97,650	2,910,775
		7,589,370
Canada - 2.9%
Placer Dome, Inc. (c) (8)	206,500	3,541,475
Talisman Energy, Inc. (b) (3)	36,000	1,761,445
		5,302,920
Mexico - 2.7%
Fomento Economico Mexicano, SA de C.V., ADR (c) (2)	38,100	2,663,952
Grupo Televisa S.A., GDR (c) (1)	31,600	2,266,036
		4,929,988
Finland - 2.0%
Nokia Oyj. (b) (7)	222,300	3,746,349
United States of America - 1.6%
News Corp., Inc. - Class B (c) (1)	85,268	1,406,922
NTL, Inc. (a) (c) (1)	22,300	1,489,640
		2,896,562
Spain - 1.5%
Repsol YPF SA (b) (3)	87,510	2,827,035
Brazil - 1.4%
Petroleo Brasileiro SA, ADR (c) (3)	39,500	2,518,125
Greece - 1.3%
Hellenic Telecommunications Organization (a) (b) (9)	116,910	2,339,355
Italy - 1.2%
Bulgari SpA (b) (1)	196,600	2,213,724
Hong Kong - 1.2%
Sun Hung Kai Properties (b) (4)	202,000	2,098,672
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., ADR. (c) (7)	217,900	1,791,138
Hungary - 0.8%
Magyar Telekom (b) (b) (9)	284,500	1,466,300
China - 0.8%
PetroChina Co. Ltd. (b) (3)	1,694,000	1,416,127

TOTAL FOREIGN COMMON STOCKS (Cost $169,930,758)		$184,000,629

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 5.6%	$10,372,000	$10,372,000
State Street Bank 1.200% 10/03/2005
Repurchase price $10,373,037
Collateralized by:
U.S. Treasury Bond
8.000% 11/15/2021
Fair Value: $10,586,100
TOTAL REPURCHASE AGREEMENTS (Cost $10,372,000)		$10,372,000

Total Investments - 106.1% (Cost $180,302,758) (d)		$194,372,629
Liabilities in Excess of Other Assets - (6.1%)		(11,209,739)
Total Net Assets -100.0%		$183,162,890

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depository Receipts
GDR:	Global Depository Receipts

Footnotes:
(a)	Non-Income Producing
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $165,469,924 or 90.3% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Financial Statements, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Security that is denominated in U.S. dollars and traded on a domestic exchange but represents a company that is incorporated in a country other than the United States of America.
(d)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Sector Classifications (100.5% of Net Assets):
(1)	Consumer Discretionary	10.8%
(2)	Consumer Staples	11.4%
(3)	Energy	9.3%
(4)	Financials	19.1%
(4)	Health Care	19.5%
(6)	Industrials	6.3%
(7)	Information Technology	9.9%
(8)	Materials	4.6%
(9)	Telecommunication Services	9.6%

Ohio National Fund, Inc.
Capital Appreciation Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 93.2%
CONSUMER DISCRETIONARY - 16.0%
Diversified Consumer Services - 1.5%
DeVry, Inc. (a)	51,900	$988,695
Education Management Corp. (a)	44,500	1,434,680
		2,423,375
Hotels, Restaurants & Leisure - 2.1%
GTECH Holdings Corp.	72,000	2,308,320
Pinnacle Entertainment, Inc. (a)	56,400	1,033,812
		3,342,132
Internet & Catalog Retail - 2.5%
Expedia, Inc. (a)	66,200	1,311,422
IAC/InterActiveCorp (a)	104,400	2,646,540
		3,957,962
Media - 9.6%
Discovery Holding Co. (a)	106,100	1,532,084
Gemstar-TV Guide International, Inc. (a)	634,300	1,877,528
Pearson PLC - ADR	195,700	2,295,561
Radio One, Inc. (a)	147,600	1,940,940
Viacom, Inc. - Class B	103,389	3,412,871
VNU NV (b)	72,000	2,263,296
Westwood One, Inc.	86,100	1,712,529
		15,034,809
Specialty Retail - 0.3%
Blockbuster, Inc.	91,800	436,050
TOTAL CONSUMER DISCRETIONARY		25,194,328
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 3.5%
Performance Food Group Co. (a)	58,100	1,833,636
The Kroger Co. (a)	175,700	3,617,663
		5,451,299
Household Products - 0.6%
Kimberly-Clark Corp.	17,000	1,012,010
TOTAL CONSUMER STAPLES		6,463,309
ENERGY - 5.7%
Energy Equipment & Services - 5.7%
BJ Services Co.	46,200	1,662,738
Cooper Cameron Corp. (a)	18,000	1,330,740
Rowan Cos., Inc.	47,000	1,668,030
Schlumberger Ltd.	29,400	2,480,772
Weatherford International Ltd. (a)	25,500	1,750,830
TOTAL ENERGY		8,893,110
FINANCIALS - 16.5%
Capital Markets - 6.5%
Lazard Ltd.	108,500	2,745,050
Nuveen Investments, Inc.	83,100	3,273,309
The Bank of New York Co., Inc.	42,700	1,255,807
The Charles Schwab Corp.	204,200	2,946,606
		10,220,772
Commercial Banks - 1.4%
Royal Bank of Scotland Group PLC (b)	75,924	2,155,604
Diversified Financial Services - 1.0%
JPMorgan Chase & Co.	45,904	1,557,523
Insurance - 7.6%
American International Group, Inc.	62,100	3,847,716
Axis Capital Holdings Ltd.	91,000	2,594,410
Benfield Group Ltd. (b)	215,500	1,178,670
Montpelier Re Holdings Ltd.	74,500	1,851,325
UnumProvident Corp.	123,200	2,525,600
		11,997,721
TOTAL FINANCIALS		25,931,620
HEALTH CARE - 15.5%
Biotechnology - 3.0%
Human Genome Sciences, Inc. (a)	85,600	1,163,304
MedImmune, Inc. (a)	104,900	3,529,885
		4,693,189
Health Care Providers & Services - 5.4%
Andrx Corp. (a)	99,300	1,532,199
CIGNA Corp.	10,900	1,284,674
Community Health Systems, Inc. (a)	45,700	1,773,617
Medco Health Solutions, Inc. (a)	45,400	2,489,282
Tenet Healthcare Corp. (a)	124,000	1,392,520
		8,472,292
Pharmaceuticals - 7.1%
Abbott Laboratories	6,000	254,400
Eli Lilly & Co.	38,700	2,071,224
Merck & Co., Inc.	53,500	1,455,735
Pfizer, Inc.	106,800	2,666,796
Sanofi-Aventis (b)	24,200	2,003,440
Watson Pharmaceuticals, Inc. (a)	77,600	2,840,936
		11,292,531
TOTAL HEALTH CARE		24,458,012
INDUSTRIALS - 8.8%
Aerospace & Defense - 1.2%
Empresa Brasileira de Aeronautica SA - ADR	49,000	1,891,400
Commercial Services & Supplies - 2.4%
Manpower, Inc.	71,400	3,169,446
Navigant Consulting, Inc. (a)	33,400	639,944
		3,809,390
Machinery - 3.6%
Deere & Co.	24,900	1,523,880
Dover Corp.	74,800	3,051,092
Navistar International Corp. (a)	32,500	1,053,975
		5,628,947
Road & Rail - 1.6%
CSX Corp.	52,500	2,440,200
TOTAL INDUSTRIALS		13,769,937
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 2.1%
Nokia Corp. - ADR	196,500	3,322,815
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	52,500	1,719,375
IT Services - 1.2%
Alliance Data Systems Corp. (a)	35,500	1,389,825
Hewitt Associates, Inc. (a)	20,900	570,152
		1,959,977
Semiconductor & Semiconductor Equipment - 1.2%
MEMC Electronic Materials, Inc. (a)	83,400	1,900,686
Software - 7.9%
BEA Systems, Inc. (a)	218,200	1,959,436
Business Objects S.A.- ADR (a)	37,500	1,303,500
Computer Associates International, Inc.	54,300	1,510,083
Manhattan Associates, Inc. (a)	88,700	2,057,840
Microsoft Corp.	142,600	3,669,098
TIBCO Software, Inc. (a)	225,300	1,883,508
		12,383,465
TOTAL INFORMATION TECHNOLOGY		21,286,318
MATERIALS - 8.3%
Chemicals - 4.6%
E.I. du Pont de Nemours & Co.	67,700	2,651,809
Huntsman Corp. (a)	47,500	928,625
Lyondell Chemical Co.	26,800	767,016
Nalco Holding Company (a)	98,600	1,663,382
Rockwood Holdings, Inc. (a)	63,700	1,213,485
		7,224,317
Metals & Mining - 1.9%
Alcoa, Inc.	53,800	1,313,796
Harmony Gold Mining Co., Ltd. - ADR (a)	148,800	1,627,872
		2,941,668
Paper & Forest Products - 1.8%
MeadWestvaco Corp.	105,300	2,908,386
TOTAL MATERIALS		13,074,371
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.6%
Citizens Communications Co.	177,400	2,403,770
IDT Corp. (a)	140,500	1,712,695
TOTAL TELECOMMUNICATION SERVICES		4,116,465
UTILITIES - 2.2%
Multi-Utilities - 2.2%
Aquila, Inc. (a)	223,500	885,060
Sempra Energy	53,500	2,517,710
TOTAL UTILITIES		3,402,770
TOTAL COMMON STOCKS (Cost $137,642,625)		$146,590,240

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 7.3%
American Express Co. 3.801% 10/03/2005	$3,789,000	$3,789,000
Citigroup Funding, Inc. 3.841% 10/03/2005	7,772,000	7,772,000
TOTAL SHORT-TERM NOTES (Cost $11,561,000)		$11,561,000

Total Investments (Cost $149,203,625) (c) - 100.5%		$158,151,240
Liabilities in Excess of Other Assets - (0.5)%		(863,131)
TOTAL NET ASSETS - 100.0%		$157,288,109

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $7,601,010 or 4.8% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Discovery Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 95.0%
CONSUMER DISCRETIONARY - 21.0%
Diversified Consumer Services - 1.9%
Education Management Corp. (a)	44,525	$1,435,486
Hotels, Restaurants & Leisure - 11.2%
Gaylord Entertainment Co. (a)	38,800	1,848,820
Kerzner International Ltd. (a)	18,400	1,022,120
Life Time Fitness, Inc. (a)	24,450	810,273
Red Robin Gourmet Burgers, Inc. (a)	29,875	1,369,470
Scientific Games Corp. - Class A (a)	16,125	499,875
WMS Industries, Inc. (a)	98,500	2,770,805
		8,321,363
Household Durables - 0.4%
Tempur-Pedic International, Inc. (a)	23,025	272,616
Leisure Equipment & Products - 1.5%
Marvel Entertainment, Inc. (a)	62,437	1,115,749
Multiline Retail - 1.0%
Tuesday Morning Corp.	29,475	762,518
Specialty Retail - 5.0%
CSK Auto Corp. (a)	63,200	940,416
Guitar Center, Inc. (a)	33,700	1,860,577
Hot Topic, Inc. (a)	24,700	379,392
Pacific Sunwear Of California Inc. (a)	26,600	570,304
		3,750,689
TOTAL CONSUMER DISCRETIONARY		15,658,421
ENERGY - 9.6%
Energy Equipment & Services - 6.6%
Grant Prideco, Inc. (a)	48,275	1,962,379
Patterson-UTI Energy, Inc.	65,600	2,366,848
Superior Energy Services, Inc. (a)	27,725	640,170
		4,969,397
Oil, Gas & Consumable Fuels - 3.0%
KFx, Inc. (a)	53,900	922,768
Quicksilver Resources, Inc. (a)	27,125	1,296,304
		2,219,072
TOTAL ENERGY		7,188,469
FINANCIALS - 4.5%
Capital Markets - 2.0%
Affiliated Managers Group, Inc. (a)	20,325	1,471,936
Insurance - 1.1%
HCC Insurance Holdings, Inc.	29,350	837,356
Thrifts & Mortgage Finance - 1.4%
NewAlliance Bancshares, Inc.	70,850	1,037,244
TOTAL FINANCIALS		3,346,536
HEALTH CARE - 16.4%
Biotechnology - 2.4%
Alkermes, Inc. (a)	59,200	994,560
Gen-Probe, Inc. (a)	15,675	775,129
		1,769,689
Health Care Equipment & Supplies - 6.2%
ev3, Inc. (a)	59,725	1,119,843
I-Flow Corp. (a)	84,125	1,153,354
Integra LifeSciences Holdings Corp. (a)	6,450	246,777
Kyphon, Inc. (a)	29,850	1,311,609
Wright Medical Group, Inc. (a)	30,875	761,995
		4,593,578
Pharmaceuticals - 7.8%
Endo Pharmaceuticals Holdings, Inc. (a)	49,875	1,330,166
Impax Laboratories, Inc. (a)	82,550	1,002,157
Inspire Pharmaceuticals, Inc. (a)	50,050	380,380
MGI Pharma, Inc. (a)	66,000	1,538,460
Salix Pharmaceuticals, Ltd. (a)	73,887	1,570,099
		5,821,262
TOTAL HEALTH CARE		12,184,529
INDUSTRIALS - 17.2%
Air Freight & Logistics - 4.6%
Hub Group, Inc. Class A (a)	48,125	1,766,669
UTi Worldwide, Inc.	20,975	1,629,757
		3,396,426
Building Products - 1.0%
NCI Building Systems, Inc. (a)	19,075	778,069
Commercial Services & Supplies - 4.0%
Resources Connection, Inc. (a)	52,250	1,548,167
Universal Technical Institute, Inc. (a)	39,750	1,415,498
		2,963,665
Construction & Engineering - 1.0%
Foster Wheeler Ltd. (a)	24,275	749,855
Marine - 1.9%
Diana Shipping, Inc.	36,000	594,000
Dryships, Inc.	47,825	824,025
		1,418,025
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	27,900	530,379
Old Dominion Freight Line (a)	13,175	441,231
		971,610
Trading Companies & Distributors - 3.4%
Hughes Supply, Inc.	76,850	2,505,310
TOTAL INDUSTRIALS		12,782,960
INFORMATION TECHNOLOGY - 23.9%
Communications Equipment - 0.8%
ARRIS Group, Inc. (a)	52,200	619,092
Computers & Peripherals - 0.8%
Brocade Communications Systems, Inc. (a)	144,150	588,132
Electronic Equipment & Instruments - 2.6%
Aeroflex, Inc. (a)	204,050	1,909,908
Internet Software & Services - 7.6%
Digital River, Inc. (a)	64,150	2,235,627
Digitas, Inc. (a)	138,550	1,573,928
Websense, Inc. (a)	35,475	1,816,675
		5,626,230
IT Services - 1.2%
Kanbay International, Inc. (a)	48,500	911,800
Semiconductor & Semiconductor Equipment - 5.0%
Entegris, Inc. (a)	108,725	1,228,592
Intersil Corp. Class A	41,975	914,215
RF Micro Devices, Inc. (a)	133,150	752,298
Trident Microsystems, Inc. (a)	25,875	823,084
		3,718,189
Software - 5.9%
Epicor Software Corp. (a)	175,375	2,279,875
Jamdat Mobile, Inc. (a)	41,400	869,400
Macrovision Corp. (a)	65,275	1,246,753
		4,396,028
TOTAL INFORMATION TECHNOLOGY		17,769,379
MATERIALS - 2.4%
Metals & Mining - 2.4%
Alpha Natural Resources, Inc. (a)	41,275	1,239,901
Glamis Gold Ltd. (a)	25,125	555,263
TOTAL MATERIALS		1,795,164
TOTAL COMMON STOCKS (Cost $64,564,611)		$70,725,458

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 4.4%
U.S. Bank 2.750% 10/03/2005	$3,277,000	$3,277,000
Repurchase price $3,277,751
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $3,342,554
TOTAL REPURCHASE AGREEMENTS (Cost $3,277,000)		$3,277,000

Total Investments (Cost $67,841,611) (b) - 99.4%		$74,002,458
Other Assets in Excess of Liabilities - 0.6%		440,258
TOTAL NET ASSETS - 100.0%		$74,442,716

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
International Small Company Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
FOREIGN COMMON STOCKS - 96.3%
Japan - 28.5%
Chiyoda Corp. (b) (6)	53,000	$976,087
Cosmo Oil Co. Ltd. (a) (b) (3)	68,000	366,096
Daido Steel Co. (b) (8)	69,000	445,253
Diamond City Co. Ltd. (b) (4)	3,500	132,647
Hitachi Construction Machinery Co. Ltd. (b) (6)	21,500	410,985
Hitachi Koki Co. (b) (1)	30,000	370,700
Iino Kaiun Kaisha, Ltd. (b) (6)	49,000	339,319
Kanematsu Corp. (a) (b) (6)	188,000	328,665
Kawasaki Kisen Kaisha Ltd. (b) (6)	37,000	268,099
Koito Mfg Co. (b) (1)	34,000	421,382
Koyo Seiko Co. (b) (6)	28,000	424,758
Kurita Water Industries (b) (6)	5,700	103,888
Leopalace21 Corp. (b) (4)	6,300	152,912
Mars Engineering Corp. (b) (1)	6,800	209,268
Maruha Group, Inc. (b) (2)	146,000	404,652
Mitsubishi Materials Corp. (b) (8)	96,000	340,465
Mitsui Osk Lines (b) (6)	27,000	216,661
Miura Co., Ltd. (b) (6)	11,000	256,004
Nabtesco Corp. (b) (6)	35,000	306,416
Nachi Fujikoshi Corp. (b) (6)	79,000	343,403
Nhk Spring Co. (b) (1)	53,000	390,125
Nippon Light Metal Co. (b) (8)	48,000	132,689
Nitori Co. (b) (1)	1,200	100,673
Nsk (b) (6)	13,000	72,018
Pacific Metals Co. Ltd. (b) (8)	41,000	203,390
Ryohin Keikaku Co. Ltd. (b) (1)	5,400	348,529
Showa Corp. (b) (1)	11,300	164,703
Sumitomo Metal Mining Co. Ltd. (b) (8)	32,000	296,996
Sundrug Co., Ltd. (b) (2)	3,900	222,622
Taiyo Nippon Sanso Corp. (b) (8)	46,000	288,752
Teikoku Oil Co. (b) (3)	46,000	497,924
THK Co. Ltd. (b) (6)	12,800	320,367
Toho Titanium (b) (8)	12,800	767,227
Tokuyama Corp. (b) (8)	32,000	314,867
Ube Industries (b) (8)	181,000	489,645
Ushio (b) (6)	8,000	162,573
Yamada Denki (b) (1)	5,300	403,577
		11,994,337
United Kingdom - 8.1%
ARM Holdings PLC (b) (7)	168,200	348,681
Burren Energy PLC (b) (3)	27,546	404,952
Capita Group PLC (b) (6)	37,636	250,423
Enterprise Inns PLC (b) (1)	32,800	488,008
Hays PLC (b) (6)	73,500	159,242
Kensington Group PLC (b) (4)	16,900	196,117
Punch Taverns PLC (b) (1)	21,000	296,928
Signet Group PLC (b) (1)	99,700	181,114
Stanelco PLC (a) (b) (6)	658,200	188,652
The Carphone Warehouse PLC (b) (1)	44,260	155,281
William Hill PLC (b) (1)	24,810	255,447
Wood Group (John) PLC (b) (3)	130,800	482,875
		3,407,720
Canada - 7.3%
Alimentation Couche-Tard, Inc., Class B (a) (b) (2)	10,900	193,153
ATCO Ltd. (b) (10)	8,400	304,929
Ensign Energy Services, Inc. (b) (3)	12,895	439,484
Industrial Alliance Life Insurance Co. (b) (4)	7,482	187,484
Precision Drilling Corp. (a) (b) (3)	6,800	334,648
SNC-Lavalin Group, Inc. (b) (6)	4,506	291,136
Teck Corp., Class B (b) (8)	12,500	560,753
Trican Oilwell Services Ltd. (a) (b) (3)	3,100	112,827
UTS Energy Corp. (a) (b) (3)	87,100	393,355
Western Oil Sands, Inc., Class A (a) (b) (3)	10,700	253,578
		3,071,347
Italy - 6.1%
Arnoldo Mondadori Editore (a) (b) (1)	30,653	307,557
Bulgari SpA (a) (b) (1)	20,800	234,209
Davide Campari - Milano SpA (b) (2)	54,450	409,069
ERG SpA (a) (b) (3)	17,100	472,439
Geox SpA (b) (1)	34,800	347,575
Lottomatica SpA (b) (1)	5,877	222,998
Recordati SpA (b) (5)	16,556	126,216
Saipem SpA (b) (3)	14,524	245,033
Tod's SpA (b) (1)	3,100	187,138
		2,552,234
France - 5.9%
Dassault Systemes SA (a) (b) (7)	5,000	258,874
Etablissements Maurel et Prom (b) (3)	18,000	457,760
Imerys SA (b) (8)	3,424	254,508
JC Decaux SA (a) (b) (1)	7,704	169,944
Neopost SA (b) (7)	6,205	601,555
Silicon-On-Insulator Technologies (SOITEC) (a) (b) (7)	24,700	419,069
Technip SA (b) (3)	5,600	331,498
		2,493,208
Switzerland - 4.9%
Actelion Ltd. (a) (b) (5)	2,892	311,640
Geberit International AG (b) (6)	346	251,995
Kuehne & Nagel International AG - Reg (b) (6)	1,598	395,635
Lindt & Spruengli AG - Reg shares (b) (2)	4	66,336
Lindt & Spruengli AG (b) (2)	158	265,594
Logitech International SA (a) (b) (7)	5,436	219,767
Phonak Holding AG (b) (5)	8,400	359,772
Swatch Group AG, Class B (b) (1)	1,230	170,003
		2,040,742
Germany - 3.8%
Celesio AG (b) (5)	2,550	223,081
K&S AG (b) (8)	4,800	337,507
Krones AG (b) (6)	2,306	238,542
Puma AG Rudolf Dassler Sport (a) (b) (1)	1,333	360,829
Stada Arzneimittel AG (b) (5)	11,990	429,248
		1,589,207
Spain - 3.2%
Abengoa SA (b) (6)	19,900	350,075
Grupo Ferrovial, SA (b) (6)	4,050	337,430
Indra Sistemas SA (b) (7)	13,771	302,407
Tubacex (b) (8)	79,700	371,036
		1,360,948
Singapore - 3.2%
HTL International (b) (1)	32,000	24,432
Keppel Corp. Ltd. (b) (6)	66,600	500,459
Olam International Ltd. (b) (2)	566,000	464,963
Sembcorp Marine Ltd. (b) (6)	140,000	248,021
United Test and Assembly Center Ltd. (a) (b) (7)	224,000	86,604
		1,324,479
Netherlands - 2.8%
Fugro NV (b) (3)	7,644	230,724
SBM Offshore NV (a) (b) (3)	4,100	342,408
Trader Classified Media NV (b) (1)	14,600	257,770
Univar NV (b) (6)	8,400	363,924
		1,194,826
Australia - 2.8%
A.B.C. Learning Centres (b) (1)	56,247	268,759
Iluka Resources Ltd. (b) (8)	54,500	364,760
Macquarie Airports (b) (6)	33,200	83,269
Toll Holdings Ltd. (b) (6)	34,100	361,970
Transurban Group (b) (6)	17,600	96,657
		1,175,415
Ireland - 2.8%
Anglo Irish Bank Corp. PLC (b) (4)	45,600	620,774
DePfa Bank PLC (b) (4)	21,600	347,719
IAWS Group PLC (b) (2)	14,000	202,518
		1,171,011
Austria - 2.4%
Andritz AG (b) (6)	2,590	258,578
Boehler-Uddeholm AG (a) (b) (8)	4,471	752,575
		1,011,153
Belgium - 2.2%
Bekaert NV (b) (6)	1,700	139,162
Cmb SA (b) (6)	3,600	125,170
Mobistar SA (b) (10)	2,600	213,823
Umicore (a) (b) (9)	4,000	437,135
		915,290
Norway - 2.1%
Aktiv Kapital ASA (b) (4)	11,400	188,386
ProSafe ASA (b) (3)	12,600	471,242
TGS Nopec Geophysical Co. ASA (a) (b) (3)	5,200	223,093
		882,721
Hong Kong - 2.0%
Lifestyle International Holdings Ltd. (b) (1)	174,000	277,678
Techtronic Industries Co. (b) (1)	214,500	549,921
		827,599
Luxembourg - 1.7%
Orco Property (b) (4)	4,900	339,808
Stolt Offshore SA (a) (b) (3)	32,800	381,390
		721,198
Denmark - 1.3%
GN Store Nord AS (a) (b) (5)	13,000	171,932
Novozymes A/S, Class B (a) (b) (8)	7,325	377,863
		549,795
Papua New Guinea - 1.0%
Oil Search Ltd. (b) (3)	140,600	413,636

South Korea - 0.9%
S-Oil Corp. (b) (3)	4,400	359,781

Israel - 0.7%
Check Point Software Technologies Ltd. (a) (c) (7)	11,475	279,072

Sweden - 0.5%
Getinge AB, Class B (b) (5)	16,311	225,317

Greece - 0.5%
Germanos SA (b) (1)	13,836	224,119

Portugal - 0.4%
Impresa-Sociedade Gestora de Participacoes SA (a) (b) (1)	28,242	175,762

Bermuda - 0.4%
Midland Holdings Ltd. (b) (4)	290,000	168,954

India - 0.4%
India Fund Inc. (a) (c) (4)	4,068	161,906

Cayman Islands - 0.2%
SinoCom Software Group Ltd. (b) (7)	124,000	87,117

China - 0.2%
Weiqiao Textile Co. Ltd. (b) (1)	60,000	79,066

TOTAL FOREIGN COMMON STOCKS (Cost $28,501,032)		$40,457,960

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 5.1%	$2,158,000	$2,158,000
State Street Bank 1.200% 10/03/2005
Repurchase price $2,158,216
Collateralized by:
U.S. Treasury Bond
8.000% 11/15/2021
Fair Value: $2,208,100
TOTAL REPURCHASE AGREEMENTS (Cost $2,158,000)		$2,158,000

Total Investments - 101.4% (Cost $30,659,032) (d)		$42,615,960
Liabilities in Excess of Other Assets - (1.4%)		(580,792)
Total Net Assets - 100.0%		$42,035,168

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-Income Producing
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $40,016,982 or 95.2% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Financial Statements, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Security that is denominated in U.S. dollars and traded on a domestic exchange but represents a company that is incorporated in a country other than the United States of America.
(d)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Sector Classifications (96.3% of Net Assets):
(1)	Consumer Discretionary	18.2%
(2)	Consumer Staples	5.3%
(3)	Energy	17.2%
(4)	Financials	6.0%
(5)	Health Care	4.4%
(6)	Industrials	21.8%
(7)	Information Technology	6.2%
(8)	Materials	16.0%
(9)	Telecommunication Services	0.5%
(10)	Utilities	0.7%

Ohio National Fund, Inc.
Aggressive Growth Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 94.3%
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 2.0%
Harley-Davidson, Inc.	3,295	$159,610
Thor Industries, Inc.	4,450	151,300
		310,910
Hotels, Restaurants & Leisure - 2.6%
Four Seasons Hotels, Inc.	5,975	342,965
Harrah's Entertainment, Inc.	1,090	71,057
		414,022
Household Durables - 1.0%
Harman International Industries, Inc.	1,510	154,428
Internet & Catalog Retail - 1.3%
eBay, Inc. (a)	4,700	193,640
Expedia, Inc. (a)	827	16,383
		210,023
Multiline Retail - 1.2%
Nordstrom, Inc.	5,610	192,535
Specialty Retail - 2.3%
Esprit Holdings Ltd. (b)	21,000	156,821
Tiffany & Co.	5,050	200,838
		357,659
Textiles, Apparel & Luxury Goods - 1.3%
Nike, Inc. Class B	2,500	204,200
TOTAL CONSUMER DISCRETIONARY		1,843,777
CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 2.5%
Whole Foods Market, Inc.	3,005	404,022
Household Products - 1.8%
Reckitt Benckiser PLC (b)	3,603	109,838
The Procter & Gamble Co.	2,845	169,164
		279,002
Personal Products - 1.0%
The Estee Lauder Cos. Inc.	4,510	157,084
TOTAL CONSUMER STAPLES		840,108
ENERGY - 5.0%
Energy Equipment & Services - 1.6%
Halliburton Co.	625	42,825
Transocean, Inc. (a)	3,440	210,906
		253,731
Oil, Gas & Consumable Fuels - 3.4%
BP PLC - ADR	2,130	150,911
EOG Resources, Inc.	3,010	225,449
Exxon Mobil Corp.	2,445	155,355
		531,715
TOTAL ENERGY		785,446
FINANCIALS - 4.6%
Commercial Banks - 0.9%
UCBH Holdings, Inc.	7,905	144,820
Consumer Finance - 0.3%
Credit Saison Co. Ltd. (b)	1,200	52,645
Diversified Financial Services - 0.8%
Chicago Mercantile Exchange Holdings, Inc.	150	50,595
Deutsche Boerse AG (b)	821	78,361
		128,956
Insurance - 1.7%
American International Group, Inc.	1,175	72,803
MBIA, Inc.	3,090	187,316
		260,119
Real Estate - 0.1%
Melco International Development Limited (a) (b)	15,000	17,685
Thrifts & Mortgage Finance - 0.8%
Fannie Mae	2,610	116,980
TOTAL FINANCIALS		721,205
HEALTH CARE - 30.5%
Biotechnology - 9.1%
Celgene Corp. (a)	10,425	566,286
Genentech, Inc. (a)	3,015	253,893
Invitrogen Corp. (a)	2,870	215,910
Neurocrine Biosciences, Inc. (a)	5,030	247,426
United Therapeutics Corp. (a)	2,130	148,674
		1,432,189
Health Care Equipment & Supplies - 7.5%
Alcon, Inc.	2,615	334,406
Cooper Cos. Inc.	1,395	106,871
Intuitive Surgical, Inc. (a)	2,960	216,938
Kyphon, Inc. (a)	2,310	101,502
Medtronic, Inc.	3,215	172,388
Varian Medical Systems, Inc. (a)	6,430	254,049
		1,186,154
Health Care Providers & Services - 8.3%
Cardinal Health, Inc.	2,080	131,955
Caremark Rx, Inc. (a)	3,445	172,009
Cerner Corp. (a)	1,345	116,921
Coventry Health Care, Inc. (a)	3,160	271,823
Manor Care, Inc.	2,605	100,058
Patterson Cos., Inc. (a)	4,415	176,733
UnitedHealth Group, Inc.	6,225	349,845
		1,319,344
Pharmaceuticals - 5.6%
Roche Holding AG (b)	3,359	466,722
Sanofi-Aventis (b)	1,614	133,618
Teva Pharmaceutical Industries, Ltd. - ADR	8,395	280,561
		880,901
TOTAL HEALTH CARE		4,818,588
INDUSTRIALS - 4.8%
Aerospace & Defense - 1.0%
The Boeing Co.	2,310	156,964
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	2,355	151,003
United Parcel Service, Inc. Class B	2,770	191,490
		342,493
Commercial Services & Supplies - 1.7%
CoStar Group, Inc. (a)	2,340	109,325
Stericycle, Inc. (a)	2,795	159,734
		269,059
TOTAL INDUSTRIALS		768,516
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	15,580	279,350
Corning, Inc. (a)	4,315	83,409
Juniper Networks, Inc. (a)	5,605	133,343
Motorola, Inc.	3,570	78,861
Research In Motion Ltd. (a)	3,960	270,864
		845,827
Computers & Peripherals - 4.3%
Apple Computer, Inc. (a)	2,980	159,758
Dell, Inc. (a)	3,765	128,763
EMC Corp. (a)	11,745	151,980
Hewlett-Packard Co.	6,005	175,346
Lenovo Group Ltd. (b)	132,000	63,830
		679,677
Internet Software & Services - 3.8%
Google, Inc. Class A (a)	365	115,508
Yahoo!, Inc. (a)	14,345	485,435
		600,943
IT Services - 1.1%
First Data Corp.	2,310	92,400
Infosys Technologies Ltd - ADR	1,110	82,451
		174,851
Semiconductor & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc. (a)	2,490	62,748
Broadcom Corp. Class A (a)	2,705	126,892
KLA-Tencor Corp.	2,840	138,478
Linear Technology Corp.	1,990	74,804
Maxim Integrated Products, Inc.	3,350	142,878
Novellus Systems, Inc. (a)	2,580	64,706
Texas Instruments, Inc.	2,150	72,885
		683,391
Software - 9.6%
Adobe Systems, Inc.	8,560	255,516
Amdocs Ltd. (a)	8,845	245,272
Citrix Systems, Inc. (a)	3,285	82,585
Electronic Arts, Inc. (a)	3,345	190,297
Microsoft Corp.	3,455	88,897
NAVTEQ Corp. (a)	5,615	280,469
Oracle Corp. (a)	12,455	154,317
SAP AG - ADR	5,205	225,533
		1,522,886
TOTAL INFORMATION TECHNOLOGY		4,507,575
MATERIALS - 0.9%
Containers & Packaging - 0.9%
Ball Corp.	4,090	150,267
TOTAL MATERIALS		150,267
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
China Mobile Hong Kong Ltd. - ADR	465	11,457
China Mobile Hong Kong Ltd. (b)	28,000	137,511
Crown Castle International Corp. (a)	6,235	153,568
TOTAL TELECOMMUNICATION SERVICES		302,536
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 0.9%
The AES Corp. (a)	8,235	135,301
Multi-Utilities - 0.2%
Reliant Energy, Inc. (a)	2,150	33,196
TOTAL UTILITIES		168,497
TOTAL COMMON STOCKS (Cost $12,877,135)		$14,906,515

		Fair
	Shares	Value
PREFERRED STOCKS - 1.1%
INFORMATION TECHNOLOGY - 1.1%
Semiconductor & Semiconductor Equipment - 1.1%
Samsung Electronics Co. Ltd. (b)	410	$179,390
TOTAL INFORMATION TECHNOLOGY		179,390
TOTAL PREFERRED STOCKS (Cost $153,973)		$179,390

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 3.8%
Federal Home Loan Bank 2.650% 10/03/2005	$600,000	$599,894
TOTAL SHORT-TERM NOTES (Cost $599,894)		$599,894

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 0.1%
U.S. Bank 2.750% 10/03/2005	$9,000	$9,000
Repurchase price $9,002
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $9,180
TOTAL REPURCHASE AGREEMENTS (Cost $9,000)		$9,000

Total Investments (Cost $13,640,002) (c) - 99.3%		$15,694,799
Other Assets in Excess of Liabilities - 0.7%		116,077
TOTAL NET ASSETS - 100.0%		$15,810,876

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $1,396,421 or 8.8% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments,
not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Small Cap Growth Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.	5,500	$126,940
LKQ Corp. (a)	700	21,140
		148,080
Distributors - 0.3%
Prestige Brands Holdings, Inc. (a)	4,700	57,904
Hotels, Restaurants & Leisure - 3.2%
California Pizza Kitchen, Inc. (a)	7,600	222,224
CKE Restaurants, Inc.	14,700	193,746
Orient-Express Hotels Ltd.	2,300	65,366
Panera Bread Co. (a)	1,800	92,124
		573,460
Household Durables - 2.5%
Hovnanian Enterprises, Inc. (a)	4,000	204,800
Technical Olympic USA, Inc.	8,900	232,824
		437,624
Leisure Equipment & Products - 1.0%
Nautilus, Inc.	7,800	172,146
Specialty Retail - 6.1%
Aeropostale, Inc. (a)	7,950	168,937
Chico's FAS, Inc. (a)	6,300	231,840
DSW, Inc. (a)	2,300	48,760
Electronics Boutique Holdings Corp. (a)	3,300	207,372
Guitar Center, Inc. (a)	4,600	253,966
Maidenform Brands, Inc. (a)	1,800	24,750
PETCO Animal Supplies, Inc. (a)	7,100	150,236
		1,085,861
Textiles, Apparel & Luxury Goods - 1.5%
Phillips-Van Heusen Corp.	8,600	266,772
TOTAL CONSUMER DISCRETIONARY		2,741,847
CONSUMER STAPLES - 1.9%
Beverages - 0.6%
Cott Corp. (a)	6,400	113,280
Household Products - 1.3%
Central Garden and Pet Co. (a)	5,000	226,250
TOTAL CONSUMER STAPLES		339,530
ENERGY - 9.2%
Energy Equipment & Services - 4.5%
Dresser-Rand Group, Inc. (a)	4,800	118,224
Patterson-UTI Energy, Inc.	7,700	277,816
TETRA Technologies, Inc. (a)	12,700	396,494
		792,534
Oil, Gas & Consumable Fuels - 4.7%
KCS Energy, Inc. (a)	12,600	346,878
Quicksilver Resources, Inc. (a)	10,400	497,016
		843,894
TOTAL ENERGY		1,636,428
FINANCIALS - 8.0%
Capital Markets - 1.3%
Investors Financial Services Corp.	7,300	240,170
Commercial Banks - 1.9%
UCBH Holdings, Inc.	18,200	333,424
Real Estate - 3.7%
American Financial Realty Trust	2,300	32,660
BioMed Realty Trust, Inc.	4,700	116,560
The Mills Corp.	4,000	220,320
Ventas, Inc.	8,900	286,580
		656,120
Thrifts & Mortgage Finance - 1.1%
BankUnited Financial Corp.	4,800	109,776
Harbor Florida Bancshares, Inc.	2,300	83,421
		193,197
TOTAL FINANCIALS		1,422,911
HEALTH CARE - 22.4%
Biotechnology - 3.2%
Affymetrix, Inc. (a)	2,300	106,329
Charles River Laboratories International, Inc. (a)	1,964	85,670
Incyte Corp. (a)	10,400	48,880
Isis Pharmaceuticals, Inc. (a)	8,300	41,915
Keryx Biopharmaceuticals, Inc. (a)	5,300	83,528
Neurocrine Biosciences, Inc. (a)	2,600	127,894
Telik, Inc. (a)	5,100	83,436
		577,652
Health Care Equipment & Supplies - 8.4%
Advanced Neuromodulation Systems, Inc. (a)	4,250	201,705
ArthroCare Corp. (a)	5,800	233,276
Aspect Medical Systems, Inc. (a)	4,900	145,187
Immucor, Inc. (a)	5,600	153,664
Inamed Corp. (a)	5,150	389,752
ResMed, Inc. (a)	1,500	119,475
Viasys Healthcare, Inc. (a)	9,800	244,902
		1,487,961
Health Care Providers & Services - 8.1%
Pediatrix Medical Group, Inc. (a)	5,900	453,238
Psychiatric Solutions, Inc. (a)	5,700	309,111
United Surgical Partners International, Inc. (a)	7,500	293,325
VCA Antech, Inc. (a)	15,000	382,800
		1,438,474
Pharmaceuticals - 2.7%
First Horizon Pharmaceutical Corp. (a)	9,400	186,778
Medicines Co. (a)	4,100	94,341
Penwest Pharmaceuticals Co. (a)	6,500	113,945
Taro Pharmaceuticals Industries Ltd. (a)	3,100	79,763
		474,827
TOTAL HEALTH CARE		3,978,914
INDUSTRIALS - 16.5%
Aerospace & Defense - 1.6%
Engineered Support Systems, Inc.	6,850	281,124
Air Freight & Logistics - 3.9%
EGL, Inc. (a)	7,700	209,055
Hub Group, Inc. Class A (a)	7,600	278,996
UTi Worldwide, Inc.	2,600	202,020
		690,071
Commercial Services & Supplies - 3.3%
CRA International, Inc. (a)	4,900	204,281
Korn/Ferry International (a)	4,200	68,838
Labor Ready, Inc. (a)	12,300	315,495
		588,614
Construction & Engineering - 1.6%
Dycom Industries, Inc. (a)	8,500	171,870
EMCOR Group, Inc. (a)	1,900	112,670
		284,540
Electrical Equipment - 1.0%
The Genlyte Group, Inc. (a)	3,700	177,896
Machinery - 2.7%
ESCO Technologies, Inc. (a)	6,000	300,420
The Middleby Corp. (a)	2,400	174,000
		474,420
Road & Rail - 1.8%
Landstar System, Inc.	8,000	320,240
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	3,100	101,277
TOTAL INDUSTRIALS		2,918,182
INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 1.5%
Avocent Corp. (a)	2,500	79,100
C-COR, Inc. (a)	1,400	9,450
Foundry Networks, Inc. (a)	8,700	110,490
NICE Systems, Ltd. - ADR (a)	1,600	72,288
		271,328
Computers & Peripherals - 0.4%
Dot Hill Systems Corp. (a)	10,900	73,357
Electronic Equipment & Instruments - 3.5%
Benchmark Electronics, Inc. (a)	8,650	260,538
Cognex Corp.	7,400	222,518
Dolby Laboratories, Inc. (a)	1,500	24,000
RadiSys Corporation (a)	6,400	124,160
		631,216
IT Services - 3.5%
CACI International, Inc. - Class A (a)	5,200	315,120
Cognizant Technology Solutions Corp. (a)	6,200	288,858
Heartland Payment Systems, Inc. (a)	400	9,544
		613,522
Semiconductor & Semiconductor Equipment - 6.6%
August Technology Corp. (a)	5,000	53,350
Cree, Inc. (a)	2,500	62,550
Exar Corp. (a)	7,500	105,150
Ikanos Communications (a)	1,400	17,206
Microsemi Corp. (a)	14,300	365,222
Photronics, Inc. (a)	7,200	139,680
Power Integrations, Inc. (a)	5,900	128,325
Rudolph Technologies, Inc. (a)	4,700	63,309
Silicon Image, Inc. (a)	15,800	140,462
Standard Microsystems Corp. (a)	3,000	89,730
		1,164,984
Software - 6.9%
FactSet Research Systems, Inc.	4,200	148,008
Fair Isaac Corp.	3,950	176,960
Progress Software Corp. (a)	8,000	254,160
RSA Security, Inc. (a)	8,900	113,119
Secure Computing Corp. (a)	11,000	124,850
THQ, Inc. (a)	7,800	166,296
Verint Systems, Inc. (a)	5,800	237,452
		1,220,845
TOTAL INFORMATION TECHNOLOGY		3,975,252
MATERIALS - 0.9%
Metals & Mining - 0.9%
Steel Dynamics, Inc.	4,500	152,820
TOTAL MATERIALS		152,820
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Neustar, Inc. (a)	3,900	124,761
TOTAL TELECOMMUNICATION SERVICES		124,761
TOTAL COMMON STOCKS (Cost $12,512,547)		$17,290,645

	Face	Fair
REPURCHASE AGREEMENTS - 2.3%	Amount	Value
U.S. Bank 2.750% 10/03/2005	$398,000	$398,000
Repurchase price $398,091
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $405,962
TOTAL REPURCHASE AGREEMENTS (Cost $398,000)		$398,000

Total Investments (Cost $12,910,547) (b) - 99.8%		$17,688,645
Other Assets in Excess of Liabilities - 0.2%		40,332
TOTAL NET ASSETS - 100.0%		$17,728,977

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Mid Cap Opportunity Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 16.8%
Hotels, Restaurants & Leisure - 6.8%
Harrah's Entertainment, Inc.	23,600	$1,538,484
Hilton Hotels Corp.	40,000	892,800
International Game Technology	44,100	1,190,700
Scientific Games Corp. - Class A (a)	42,000	1,302,000
Station Casinos, Inc.	10,000	663,600
The Cheesecake Factory Inc. (a)	19,600	612,304
		6,199,888
Household Durables - 1.7%
D.R. Horton, Inc.	23,000	833,060
Fortune Brands, Inc.	9,310	757,183
		1,590,243
Media - 3.1%
Dex Media, Inc.	32,700	908,733
Gemstar-TV Guide International, Inc. (a)	300,000	888,000
XM Satellite Radio Holdings, Inc. - Class A (a)	28,000	1,005,480
		2,802,213
Specialty Retail - 3.1%
Abercrombie & Fitch Co. - Class A	37,000	1,844,450
Bed Bath & Beyond, Inc. (a)	23,100	928,158
		2,772,608
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc. (a)	25,000	784,000
Polo Ralph Lauren Corp.	22,000	1,106,600
		1,890,600
TOTAL CONSUMER DISCRETIONARY		15,255,552
CONSUMER STAPLES - 1.0%
Food Products - 1.0%
Tyson Foods, Inc.	52,200	942,210
TOTAL CONSUMER STAPLES		942,210
ENERGY - 13.1%
Energy Equipment & Services - 5.6%
BJ Services Co.	37,200	1,338,828
Nabors Industries Ltd. (a)	12,000	861,960
National Oilwell Varco, Inc. (a)	16,000	1,052,800
Precision Drilling Corp. (a)	18,000	885,600
Pride International, Inc. (a)	33,000	940,830
		5,080,018
Oil, Gas & Consumable Fuels - 7.5%
Arch Coal, Inc.	17,000	1,147,500
Cimarex Energy Co. (a)	22,000	997,260
Southwestern Energy Co. (a)	18,000	1,321,200
Ultra Petroleum Corp. (a)	22,000	1,251,360
Williams Cos., Inc.	42,000	1,052,100
XTO Energy, Inc.	24,000	1,087,680
		6,857,100
TOTAL ENERGY		11,937,118
FINANCIALS - 9.7%
Capital Markets - 3.7%
E*TRADE Financial Corp. (a)	62,000	1,091,200
Refco, Inc. (a)	44,300	1,252,361
T. Rowe Price Group, Inc.	15,000	979,500
		3,323,061
Commercial Banks - 2.1%
SVB Financial Group (a)	19,300	938,752
Synovus Financial Corp.	34,100	945,252
		1,884,004
Insurance - 3.1%
Aspen Insurance Holdings Ltd	32,000	945,600
Assurant, Inc.	19,310	734,939
Genworth Financial, Inc.	35,230	1,135,815
		2,816,354
Thrifts & Mortgage Finance - 0.8%
Sovereign Bancorp, Inc.	34,850	768,094
TOTAL FINANCIALS		8,791,513
HEALTH CARE - 17.6%
Biotechnology - 2.2%
Genzyme Corp. (a)	13,000	931,320
MedImmune, Inc. (a)	32,000	1,076,800
		2,008,120
Health Care Equipment & Supplies - 4.2%
Advanced Medical Optics, Inc. (a)	29,000	1,100,550
Bausch & Lomb, Inc.	13,100	1,056,908
C.R. Bard, Inc.	13,810	911,874
IDEXX Laboratories, Inc. (a)	11,500	769,120
		3,838,452
Health Care Providers & Services - 8.0%
AMERIGROUP Corp. (a)	28,000	535,360
CIGNA Corp.	8,000	942,880
Covance, Inc. (a)	28,800	1,382,112
Express Scripts, Inc. (a)	14,000	870,800
Medco Health Solutions, Inc. (a)	21,000	1,151,430
Quest Diagnostics, Inc.	16,000	808,640
WebMD Corp. (a)	142,400	1,577,792
		7,269,014
Pharmaceuticals - 3.2%
Forest Laboratories, Inc. (a)	26,500	1,032,705
Nektar Therapeutics (a)	37,000	627,150
Shire Pharmaceuticals plc - ADR	33,800	1,250,262
		2,910,117
TOTAL HEALTH CARE		16,025,703
INDUSTRIALS - 4.4%
Air Freight & Logistics - 1.1%
UTi Worldwide, Inc.	13,000	1,010,100
Commercial Services & Supplies - 1.0%
Monster Worldwide, Inc. (a)	30,000	921,300
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV - ADR	25,500	792,795
Industrial Conglomerates - 1.4%
Walter Industries, Inc.	26,300	1,286,596
TOTAL INDUSTRIALS		4,010,791
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.0%
ADC Telecommunications Inc. (a)	40,000	914,400
Comverse Technology, Inc. (a)	37,920	996,158
Tellabs, Inc. (a)	80,000	841,600
		2,752,158
Computers & Peripherals - 4.1%
Avid Technology, Inc. (a)	42,000	1,738,800
M-Systems Flash Disk Pioneers Ltd.(a)	31,000	927,520
SanDisk Corp. (a)	21,800	1,051,850
		3,718,170
Internet Software & Services - 1.0%
ValueClick, Inc. (a)	51,500	880,135
Semiconductor & Semiconductor Equipment - 9.7%
Advanced Micro Devices, Inc. (a)	51,000	1,285,200
Broadcom Corp. Class A (a)	25,000	1,172,750
Cree, Inc. (a)	44,000	1,100,880
Cypress Semiconductor Corp. (a)	70,000	1,053,500
KLA-Tencor Corp.	13,130	640,219
Lam Research Corp. (a)	30,000	914,100
Linear Technology Corp.	20,000	751,800
Marvell Technology Group Ltd. (a)	20,000	922,200
National Semiconductor Corp.	38,000	999,400
		8,840,049
Software - 4.2%
Autodesk, Inc.	22,000	1,021,680
Business Objects S.A. - ADR (a)	25,000	869,000
Cognos, Inc. (a)	24,000	934,320
McAfee, Inc. (a)	31,000	974,020
		3,799,020
TOTAL INFORMATION TECHNOLOGY		19,989,532
MATERIALS - 4.2%
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	13,700	1,074,902
Vulcan Materials Co.	13,000	964,730
		2,039,632
Metals & Mining - 2.0%
Cameco Corp.	18,000	963,000
Commercial Metals Co.	25,000	843,500
		1,806,500
TOTAL MATERIALS		3,846,132
TELECOMMUNICATION SERVICES - 3.2%
Wireless Telecommunication Services - 3.2%
Alamosa Holdings, Inc. (a)	60,000	1,026,600
American Tower Corp. - Class A (a)	39,000	973,050
Nextel Partners, Inc. (a)	35,000	878,500
TOTAL TELECOMMUNICATION SERVICES		2,878,150
UTILITIES - 5.6%
Electric Utilities - 0.7%
Allegheny Energy, Inc. (a)	20,000	614,400
Gas Utilities - 2.0%
ONEOK, Inc.	29,000	986,580
UGI Corp.	29,000	816,350
		1,802,930
Independent Power Producers & Energy Traders - 1.0%
The AES Corp. (a)	56,400	926,652
Multi-Utilities - 1.9%
Reliant Energy, Inc. (a)	110,100	1,699,944
TOTAL UTILITIES		5,043,926
TOTAL COMMON STOCKS (Cost $73,486,406)		$88,720,627

	Face	Fair
REPURCHASE AGREEMENTS - 3.4%	Amount	Value
U.S. Bank 2.750% 10/03/2005	$3,067,000	$3,067,000
Repurchase price $3,067,703
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $3,128,353
TOTAL REPURCHASE AGREEMENTS (Cost $3,067,000)		$3,067,000

Total Investments (Cost $76,553,406) (b) - 101.0%		$91,787,627
Liabilities in Excess of Other Assets - (1.0)%		(953,403)
TOTAL NET ASSETS - 100.0%		$90,834,224

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
S&P 500 Index Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	1,000	$15,270
Dana Corp.	2,500	23,525
Delphi Corp.	9,500	26,220
Johnson Controls, Inc.	3,200	198,560
The Goodyear Tire & Rubber Co. (a)	3,000	46,770
Visteon Corp.	2,200	21,516
		331,861
Automobiles - 0.4%
Ford Motor Co.	31,187	307,504
General Motors Corp.	9,500	290,795
Harley-Davidson, Inc.	4,600	222,824
		821,123
Distributors - 0.1%
Genuine Parts Co.	2,900	124,410
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (a)	2,500	165,975
H&R Block, Inc.	5,500	131,890
		297,865
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp.	7,300	364,854
Darden Restaurants, Inc.	2,300	69,851
Harrah's Entertainment, Inc.	3,100	202,089
Hilton Hotels Corp.	5,500	122,760
International Game Technology	5,700	153,900
Marriott International, Inc. - Class A	2,900	182,700
McDonald's Corp.	21,100	706,639
Starbucks Corp. (a)	6,500	325,650
Starwood Hotels & Resorts Worldwide, Inc.	3,700	211,529
Wendy's International, Inc.	1,900	85,785
Yum! Brands, Inc.	4,800	232,368
		2,658,125
Household Durables - 0.6%
Centex Corp.	2,200	142,076
D.R. Horton, Inc.	4,600	166,612
Fortune Brands, Inc.	2,500	203,325
KB Home	1,300	95,160
Leggett & Platt, Inc.	3,200	64,640
Maytag Corp.	1,300	23,738
Newell Rubbermaid, Inc.	4,600	104,190
Pulte Homes, Inc.	3,600	154,512
Snap-on, Inc.	1,000	36,120
The Black & Decker Corp.	1,400	114,926
The Stanley Works	1,200	56,016
Whirlpool Corp.	1,100	83,347
		1,244,662
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	18,700	770,440
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,600	60,368
Eastman Kodak Co.	4,800	116,784
Hasbro, Inc.	3,000	58,950
Mattel, Inc.	6,800	113,424
		349,526
Media - 3.4%
Clear Channel Communications, Inc.	9,100	299,299
Comcast Corp. Class A (a)	37,002	1,087,119
Dow Jones & Co., Inc.	1,000	38,190
Gannett Co., Inc.	4,100	282,203
Interpublic Group of Companies, Inc. (a)	7,100	82,644
Knight-Ridder, Inc.	1,200	70,416
Meredith Corp.	700	34,923
News Corp. Class A	41,300	643,867
Omnicom Group Inc.	3,100	259,253
The McGraw-Hill Companies, Inc.	6,300	302,652
The New York Times Co. Class A	2,400	71,400
The Walt Disney Co.	33,900	818,007
Time Warner, Inc.	79,100	1,432,501
Tribune Co.	4,500	152,505
Univision Communications, Inc. Class A (a)	3,900	103,467
Viacom, Inc. - Class B	26,700	881,367
		6,559,813
Multiline Retail - 1.1%
Big Lots, Inc. (a)	1,900	20,881
Dillard's Inc. Class A	1,100	22,968
Dollar General Corp.	5,400	99,036
Family Dollar Stores, Inc.	2,800	55,636
Federated Department Stores, Inc.	4,488	300,113
J.C. Penney Co. Inc.	4,200	199,164
Kohl's Corp. (a)	5,800	291,044
Nordstrom, Inc.	3,700	126,984
Sears Holdings Corp. (a)	1,701	211,638
Target Corp.	14,900	773,757
		2,101,221
Specialty Retail - 2.1%
AutoNation, Inc. (a)	3,000	59,910
AutoZone, Inc. (a)	900	74,925
Bed Bath & Beyond, Inc. (a)	5,000	200,900
Best Buy Co., Inc.	6,775	294,916
Circuit City Stores, Inc.	2,800	48,048
Limited Brands, Inc.	5,900	120,537
Lowe's Cos. Inc.	13,100	843,640
Office Depot, Inc. (a)	5,300	157,410
OfficeMax Inc.	1,200	38,004
RadioShack Corp.	2,300	57,040
Staples, Inc.	12,400	264,368
The Gap Inc.	9,750	169,942
The Home Depot, Inc.	36,100	1,376,854
The Sherwin-Williams Co.	1,900	83,733
The TJX Cos., Inc.	7,800	159,744
Tiffany & Co.	2,400	95,448
		4,045,419
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	6,400	200,704
Jones Apparel Group, Inc.	2,000	57,000
Liz Claiborne, Inc.	1,800	70,776
Nike, Inc. Class B	3,200	261,376
Reebok International Ltd.	900	50,913
V.F. Corp.	1,500	86,955
		727,724
TOTAL CONSUMER DISCRETIONARY		20,032,189
CONSUMER STAPLES - 9.4%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	13,100	563,824
Brown-Forman Corp. - Class B	1,400	83,356
Coca-Cola Enterprises, Inc.	5,100	99,450
Constellation Brands, Inc. - Class A (a)	3,300	85,800
Molson Coors Brewing Co. Class B	1,000	64,010
PepsiCo, Inc.	28,100	1,593,551
The Coca-Cola Co.	35,000	1,511,650
The Pepsi Bottling Group, Inc.	2,300	65,665
		4,067,306
Food & Staples Retailing - 2.3%
Albertson's, Inc.	6,200	159,030
Costco Wholesale Corp.	8,100	349,029
CVS Corp.	13,700	397,437
Safeway, Inc.	7,600	194,560
SUPERVALU, Inc.	2,300	71,576
Sysco Corp.	10,700	335,659
The Kroger Co. (a)	12,200	251,198
Walgreen Co.	17,200	747,340
Wal-Mart Stores, Inc.	42,100	1,844,822
		4,350,651
Food Products - 1.1%
Archer-Daniels-Midland Co.	10,950	270,027
Campbell Soup Co.	3,100	92,225
ConAgra Foods, Inc.	8,700	215,325
General Mills, Inc.	6,200	298,840
H.J. Heinz Co.	5,700	208,278
Kellogg Co.	4,300	198,359
McCormick & Co., Inc.	2,300	75,049
Sara Lee Corp.	13,200	250,140
The Hershey Company	3,100	174,561
Tyson Foods, Inc.	4,200	75,810
Wm. Wrigley Jr. Co.	3,000	215,640
		2,074,254
Household Products - 1.8%
Colgate-Palmolive Co.	8,800	464,552
Kimberly-Clark Corp.	8,000	476,240
The Clorox Co.	2,600	144,404
The Procter & Gamble Co.	41,500	2,467,590
		3,552,786
Personal Products - 0.6%
Alberto-Culver Co.	1,300	58,175
Avon Products, Inc.	7,900	213,300
The Gillette Co.	15,100	878,820
		1,150,295
Tobacco - 1.5%
Altria Group, Inc.	35,000	2,579,850
Reynolds American, Inc.	1,400	116,228
UST, Inc.	2,800	117,208
		2,813,286
TOTAL CONSUMER STAPLES		18,008,578
ENERGY - 10.0%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	5,700	340,176
BJ Services Co.	5,400	194,346
Halliburton Co.	8,600	589,272
Nabors Industries Ltd. (a)	2,700	193,941
National Oilwell Varco, Inc. (a)	2,900	190,820
Noble Corp.	2,300	157,458
Rowan Cos., Inc.	1,800	63,882
Schlumberger Ltd.	9,900	835,362
Transocean, Inc. (a)	5,500	337,205
Weatherford International Ltd. (a)	2,300	157,918
		3,060,380
Oil, Gas & Consumable Fuels - 8.4%
Amerada Hess Corp.	1,300	178,750
Anadarko Petroleum Corp.	4,000	383,000
Apache Corp.	5,522	415,365
Burlington Resources, Inc.	6,400	520,448
Chevron Corp.	37,938	2,455,727
ConocoPhillips	23,444	1,638,970
Devon Energy Corp.	7,600	521,664
El Paso Corp.	11,100	154,290
EOG Resources, Inc.	4,000	299,600
Exxon Mobil Corp.	106,200	6,747,948
Kerr-McGee Corp.	1,900	184,509
Kinder Morgan, Inc.	1,600	153,856
Marathon Oil Corp.	6,160	424,609
Murphy Oil Corp.	2,800	139,636
Occidental Petroleum Corp.	6,700	572,381
Sunoco, Inc.	2,300	179,860
Valero Energy Corp.	5,100	576,606
Williams Cos., Inc.	9,600	240,480
XTO Energy, Inc.	6,133	277,947
		16,065,646
TOTAL ENERGY		19,126,026
FINANCIALS - 19.7%
Capital Markets - 2.9%
E*TRADE Financial Corp. (a)	6,200	109,120
Federated Investors, Inc. Class B	1,400	46,522
Franklin Resources, Inc.	2,500	209,900
Janus Capital Group, Inc.	3,800	54,910
Lehman Brothers Holdings, Inc.	4,600	535,808
Mellon Financial Corp.	7,000	223,790
Merrill Lynch & Co., Inc.	15,600	957,060
Morgan Stanley	18,300	987,102
Northern Trust Corp.	3,100	156,705
State Street Corp.	5,600	273,952
T. Rowe Price Group, Inc.	2,200	143,660
The Bank of New York Co., Inc.	13,100	385,271
The Bear Stearns Companies Inc.	1,900	208,525
The Charles Schwab Corp.	17,500	252,525
The Goldman Sachs Group, Inc.	7,800	948,324
		5,493,174
Commercial Banks - 5.3%
AmSouth Bancorp	5,900	149,034
Bank of America Corp.	67,668	2,848,823
BB&T Corp.	9,200	359,260
Comerica, Inc.	2,800	164,920
Compass Bancshares, Inc.	2,100	96,243
Fifth Third Bancorp	9,350	343,426
First Horizon National Corp.	2,100	76,335
Huntington Bancshares, Inc.	3,900	87,633
KeyCorp	6,900	222,525
M&T Bank Corp.	1,400	147,994
Marshall & Ilsley Corp.	3,500	152,285
National City Corp.	9,600	321,024
North Fork Bancorporation, Inc.	8,100	206,550
PNC Financial Services Group, Inc.	4,900	284,298
Regions Financial Corp.	7,768	241,740
SunTrust Banks, Inc.	6,100	423,645
Synovus Financial Corp.	5,300	146,916
U.S. Bancorp	30,790	864,583
Wachovia Corp.	26,595	1,265,656
Wells Fargo & Co.	28,400	1,663,388
Zions Bancorporation	1,500	106,815
		10,173,093
Consumer Finance - 1.4%
American Express Co.	20,900	1,200,496
Capital One Financial Corp.	4,900	389,648
MBNA Corp.	21,150	521,136
Providian Financial Corp. (a)	5,000	88,400
SLM Corp.	7,000	375,480
		2,575,160
Diversified Financial Services - 3.4%
CIT Group, Inc.	3,400	153,612
Citigroup, Inc.	87,069	3,963,381
JPMorgan Chase & Co.	59,152	2,007,027
Moody's Corp.	4,300	219,644
Principal Financial Group, Inc.	4,700	222,639
		6,566,303
Insurance - 4.5%
ACE Ltd.	4,900	230,643
AFLAC, Inc.	8,500	385,050
Ambac Financial Group, Inc.	1,800	129,708
American International Group, Inc.	43,700	2,707,652
Aon Corp.	5,400	173,232
Cincinnati Financial Corp.	2,966	124,246
Jefferson-Pilot Corp.	2,300	117,691
Lincoln National Corp.	2,900	150,858
Loews Corp.	2,300	212,543
Marsh & McLennan Companies, Inc.	9,000	273,510
MBIA, Inc.	2,300	139,426
MetLife, Inc.	12,700	632,841
Prudential Financial, Inc.	8,600	581,016
Safeco Corp.	2,100	112,098
The Allstate Corp.	11,100	613,719
The Chubb Corp.	3,300	295,515
The Hartford Financial Services Group, Inc.	5,000	385,850
The Progressive Corp.	3,300	345,741
The St. Paul Travelers Companies Inc.	11,359	509,678
Torchmark Corp.	1,800	95,094
UnumProvident Corp.	5,000	102,500
XL Capital Ltd. Class A	2,400	163,272
		8,481,883
Real Estate - 0.7%
Apartment Investment & Management Co. Class A	1,600	62,048
Archstone-Smith Trust	3,600	143,532
Equity Office Properties Trust	6,900	225,699
Equity Residential	4,800	181,680
Plum Creek Timber Co. Inc.	3,100	117,521
ProLogis	4,200	186,102
Public Storage, Inc.	1,400	93,800
Simon Property Group, Inc.	3,100	229,772
Vornado Realty Trust	2,000	173,240
		1,413,394
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	9,998	329,734
Fannie Mae	16,300	730,566
Freddie Mac	11,600	654,936
Golden West Financial Corp.	4,300	255,377
MGIC Investment Corp.	1,600	102,720
Sovereign Bancorp, Inc.	6,100	134,444
Washington Mutual, Inc.	14,850	582,417
		2,790,194
TOTAL FINANCIALS		37,493,201
HEALTH CARE - 13.0%
Biotechnology - 1.5%
Amgen, Inc. (a)	20,806	1,657,614
Applera Corp - Applied Biosystems Group	3,300	76,692
Biogen Idec, Inc. (a)	5,745	226,813
Chiron Corp. (a)	1,800	78,516
Genzyme Corp. (a)	4,300	308,052
Gilead Sciences, Inc. (a)	7,700	375,452
MedImmune, Inc. (a)	4,200	141,330
		2,864,469
Health Care Equipment & Supplies - 2.1%
Bausch & Lomb, Inc.	900	72,612
Baxter International, Inc.	10,500	418,635
Becton, Dickinson & Co.	4,200	220,206
Biomet, Inc.	4,200	145,782
Boston Scientific Corp. (a)	9,900	231,363
C.R. Bard, Inc.	1,800	118,854
Fisher Scientific International, Inc. (a)	2,100	130,305
Guidant Corp.	5,600	385,784
Hospira, Inc. (a)	2,710	111,029
Medtronic, Inc.	20,400	1,093,848
Millipore Corp. (a)	900	56,601
PerkinElmer, Inc.	2,200	44,814
St Jude Medical, Inc. (a)	6,100	285,480
Stryker Corp.	4,900	242,207
Thermo Electron Corp. (a)	2,700	83,430
Waters Corp. (a)	1,900	79,040
Zimmer Holdings, Inc. (a)	4,170	287,271
		4,007,261
Health Care Providers & Services - 2.9%
Aetna, Inc.	4,900	422,086
AmerisourceBergen Corp.	1,700	131,410
Cardinal Health, Inc.	7,200	456,768
Caremark Rx, Inc. (a)	7,600	379,468
CIGNA Corp.	2,200	259,292
Coventry Health Care, Inc. (a)	1,800	154,836
Express Scripts, Inc. (a)	2,500	155,500
HCA, Inc.	7,600	364,192
Health Management Associates, Inc. Class A	4,200	98,574
Humana, Inc. (a)	2,700	129,276
IMS Health, Inc.	3,800	95,646
Laboratory Corp. Of America Holdings (a)	2,300	112,033
Manor Care, Inc.	1,300	49,933
McKesson Corp.	5,200	246,740
Medco Health Solutions, Inc. (a)	5,088	278,975
Quest Diagnostics, Inc.	2,800	141,512
Tenet Healthcare Corp. (a)	7,850	88,155
UnitedHealth Group, Inc.	21,300	1,197,060
WellPoint, Inc. (a)	10,300	780,946
		5,542,402
Pharmaceuticals - 6.5%
Abbott Laboratories	26,200	1,110,880
Allergan, Inc.	2,200	201,564
Bristol-Myers Squibb Co.	33,000	793,980
Eli Lilly & Co.	19,100	1,022,232
Forest Laboratories, Inc. (a)	5,700	222,129
Johnson & Johnson	50,100	3,170,328
King Pharmaceuticals, Inc. (a)	4,100	63,058
Merck & Co., Inc.	37,000	1,006,770
Mylan Laboratories Inc.	3,700	71,262
Pfizer, Inc.	124,130	3,099,526
Schering-Plough Corp.	24,900	524,145
Watson Pharmaceuticals, Inc. (a)	1,800	65,898
Wyeth	22,600	1,045,702
		12,397,474
TOTAL HEALTH CARE		24,811,606
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.2%
General Dynamics Corp.	3,400	406,470
Goodrich Corp.	2,000	88,680
Honeywell International, Inc.	14,400	540,000
L-3 Communications Holdings, Inc.	2,000	158,140
Lockheed Martin Corp.	6,100	372,344
Northrop Grumman Corp.	6,000	326,100
Raytheon Co.	7,600	288,952
Rockwell Collins, Inc.	3,000	144,960
The Boeing Co.	13,800	937,710
United Technologies Corp.	17,300	896,832
		4,160,188
Air Freight & Logistics - 0.9%
FedEx Corp.	5,100	444,363
Ryder System, Inc.	1,100	37,642
United Parcel Service, Inc. Class B	18,700	1,292,731
		1,774,736
Airlines - 0.1%
Southwest Airlines Co.	11,700	173,745
Building Products - 0.2%
American Standard Companies, Inc.	3,100	144,305
Masco Corp.	7,300	223,964
		368,269
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	3,700	31,265
Avery Dennison Corp.	1,900	99,541
Cendant Corp.	17,600	363,264
Cintas Corp.	2,300	94,415
Equifax, Inc.	2,200	76,868
Monster Worldwide, Inc. (a)	2,100	64,491
Pitney Bowes, Inc.	3,900	162,786
R.R. Donnelley & Sons Co.	3,600	133,452
Robert Half International, Inc.	2,900	103,211
Waste Management, Inc.	9,500	271,795
		1,401,088
Construction & Engineering - 0.1%
Fluor Corp.	1,500	96,570
Electrical Equipment - 0.5%
American Power Conversion Corp.	2,900	75,110
Cooper Industries Ltd. Class A	1,600	110,624
Emerson Electric Co.	7,000	502,600
Rockwell Automation, Inc.	3,100	163,990
		852,324
Industrial Conglomerates - 4.2%
3M Co.	12,900	946,344
General Electric Co.	178,600	6,013,462
Textron, Inc.	2,300	164,956
Tyco International Ltd.	34,100	949,685
		8,074,447
Machinery - 1.4%
Caterpillar, Inc.	11,400	669,750
Cummins, Inc.	800	70,392
Danaher Corp.	4,000	215,320
Deere & Co.	4,100	250,920
Dover Corp.	3,400	138,686
Eaton Corp.	2,500	158,875
Illinois Tool Works, Inc.	3,500	288,155
Ingersoll-Rand Co. Ltd. Class A	5,700	217,911
ITT Industries, Inc.	1,600	181,760
Navistar International Corp. (a)	1,000	32,430
PACCAR, Inc.	2,850	193,487
Pall Corp.	2,100	57,750
Parker Hannifin Corp.	2,000	128,620
		2,604,056
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	6,300	376,740
CSX Corp.	3,700	171,976
Norfolk Southern Corp.	6,800	275,808
Union Pacific Corp.	4,400	315,480
		1,140,004
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	1,300	81,796
TOTAL INDUSTRIALS		20,727,223
INFORMATION TECHNOLOGY- 15.0%
Communications Equipment - 2.8%
ADC Telecommunications Inc. (a)	1,957	44,737
Andrew Corp. (a)	2,700	30,105
Avaya, Inc. (a)	7,101	73,140
Ciena Corp. (a)	9,700	25,608
Cisco Systems, Inc. (a)	107,700	1,931,061
Comverse Technology, Inc. (a)	3,400	89,318
Corning, Inc. (a)	24,800	479,384
JDS Uniphase Corp. (a)	27,800	61,716
Lucent Technologies, Inc. (a)	74,900	243,425
Motorola, Inc.	41,600	918,944
QUALCOMM, Inc.	27,500	1,230,625
Scientific-Atlanta, Inc.	2,600	97,526
Tellabs, Inc. (a)	7,500	78,900
		5,304,489
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	14,000	750,540
Dell, Inc. (a)	40,400	1,381,680
EMC Corp. (a)	40,600	525,364
Gateway, Inc. (a)	4,400	11,880
Hewlett-Packard Co.	48,300	1,410,360
International Business Machines Corp.	26,900	2,157,918
Lexmark International, Inc. Class A (a)	2,000	122,100
NCR Corp. (a)	3,100	98,921
Network Appliance, Inc. (a)	6,200	147,188
QLogic Corp. (a)	1,500	51,300
Sun Microsystems, Inc. (a)	57,500	225,400
		6,882,651
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	8,300	271,825
Jabil Circuit, Inc. (a)	2,900	89,668
Molex, Inc.	2,400	64,032
Sanmina-SCI Corporation (a)	8,900	38,181
Solectron Corp. (a)	16,400	64,124
Symbol Technologies, Inc.	4,100	39,688
Tektronix, Inc.	1,400	35,322
		602,840
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	21,100	714,024
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	2,100	114,660
Automatic Data Processing, Inc.	9,800	421,792
Computer Sciences Corp. (a)	3,100	146,661
Convergys Corp. (a)	2,400	34,488
Electronic Data Systems Corp.	8,700	195,228
First Data Corp.	13,047	521,880
Fiserv, Inc. (a)	3,200	146,784
Paychex, Inc.	5,600	207,648
Sabre Holdings Corp.	2,200	44,616
Unisys Corp. (a)	5,700	37,848
		1,871,605
Office Electronics - 0.1%
Xerox Corp. (a)	16,200	221,130
Semiconductor & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc. (a)	6,700	168,840
Altera Corp. (a)	6,300	120,393
Analog Devices, Inc.	6,300	233,982
Applied Materials, Inc.	27,300	463,008
Applied Micro Circuits Corp. (a)	5,100	15,300
Broadcom Corp. Class A (a)	4,800	225,168
Freescale Semiconductor, Inc. Class B (a)	6,817	160,745
Intel Corp.	102,700	2,531,555
KLA-Tencor Corp.	3,300	160,908
Linear Technology Corp.	5,200	195,468
LSI Logic Corp. (a)	6,600	65,010
Maxim Integrated Products, Inc.	5,500	234,575
Micron Technology, Inc. (a)	10,400	138,320
National Semiconductor Corp.	5,800	152,540
Novellus Systems, Inc. (a)	2,300	57,684
NVIDIA Corp. (a)	2,800	95,984
PMC - Sierra, Inc. (a)	3,100	27,311
Teradyne, Inc. (a)	3,300	54,450
Texas Instruments, Inc.	27,300	925,470
Xilinx, Inc.	5,900	164,315
		6,191,026
Software - 3.5%
Adobe Systems, Inc.	8,300	247,755
Autodesk, Inc.	3,800	176,472
BMC Software, Inc. (a)	3,700	78,070
Citrix Systems, Inc. (a)	2,900	72,906
Computer Associates International, Inc.	7,800	216,918
Compuware Corp. (a)	6,500	61,750
Electronic Arts, Inc. (a)	5,100	290,139
Intuit, Inc. (a)	3,100	138,911
Mercury Interactive Corp. (a)	1,500	59,400
Microsoft Corp.	155,200	3,993,296
Novell, Inc. (a)	6,400	47,680
Oracle Corp. (a)	63,500	786,765
Parametric Technology Corp. (a)	4,600	32,062
Siebel Systems, Inc.	8,800	90,904
Symantec Corp. (a)	20,194	457,596
		6,750,624
TOTAL INFORMATION TECHNOLOGY		28,538,389
MATERIALS - 2.8%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	3,700	204,018
Ashland Inc.	1,300	71,812
E.I. du Pont de Nemours & Co.	16,800	658,056
Eastman Chemical Co.	1,400	65,758
Ecolab, Inc.	3,100	98,983
Engelhard Corp.	2,000	55,820
Hercules, Inc. (a)	1,900	23,218
International Flavors & Fragrances, Inc.	1,400	49,896
Monsanto Co.	4,543	285,073
PPG Industries, Inc.	2,900	171,651
Praxair, Inc.	5,400	258,822
Rohm & Haas Co.	2,400	98,712
Sigma-Aldrich Corp.	1,100	70,466
The Dow Chemical Co.	16,300	679,221
		2,791,506
Construction Materials - 0.1%
Vulcan Materials Co.	1,700	126,157
Containers & Packaging - 0.1%
Ball Corp.	1,800	66,132
Bemis Co., Inc.	1,800	44,460
Pactiv Corp. (a)	2,500	43,800
Sealed Air Corp. (a)	1,400	66,444
Temple-Inland, Inc.	1,900	77,615
		298,451
Metals & Mining - 0.7%
Alcoa, Inc.	14,700	358,974
Allegheny Technologies, Inc.	1,400	43,372
Freeport-McMoRan Copper & Gold, Inc. Class B	3,000	145,770
Newmont Mining Corp.	7,500	353,775
Nucor Corp.	2,600	153,374
Phelps Dodge Corp.	1,600	207,888
United States Steel Corp.	1,900	80,465
		1,343,618
Paper & Forest Products - 0.4%
Georgia-Pacific Corp.	4,400	149,864
International Paper Co.	8,300	247,340
Louisiana-Pacific Corp.	1,900	52,611
MeadWestvaco Corp.	3,100	85,622
Weyerhaeuser Co.	4,100	281,875
		817,312
TOTAL MATERIALS		5,377,044
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 3.0%
ALLTEL Corp.	6,400	416,704
AT&T Corp.	13,550	268,290
BellSouth Corp.	30,900	812,670
CenturyTel, Inc.	2,200	76,956
Citizens Communications Co.	5,800	78,590
Qwest Communications International, Inc. (a)	25,700	105,370
SBC Communications, Inc.	55,700	1,335,129
Sprint Nextel Corp.	49,432	1,175,493
Verizon Communications, Inc.	46,600	1,523,354
TOTAL TELECOMMUNICATION SERVICES		5,792,556
UTILITIES - 3.6%
Electric Utilities - 1.7%
Allegheny Energy, Inc. (a)	2,700	82,944
American Electric Power Co., Inc.	6,600	262,020
Cinergy Corp.	3,400	150,994
Edison International	5,500	260,040
Entergy Corp.	3,500	260,120
Exelon Corp.	11,300	603,872
FirstEnergy Corp.	5,600	291,872
FPL Group, Inc.	6,600	314,160
Pinnacle West Capital Corp.	1,700	74,936
PPL Corp.	6,400	206,912
Progress Energy, Inc.	4,200	187,950
The Southern Co.	12,600	450,576
		3,146,396
Gas Utilities - 0.0%
Nicor, Inc.	700	29,421
Peoples Energy Corp.	600	23,628
		53,049
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	9,600	24,864
Constellation Energy Group, Inc.	3,000	184,800
Duke Energy Corp.	15,600	455,052
Dynegy, Inc. - Class A (a)	4,800	22,608
The AES Corp. (a)	11,000	180,730
TXU Corp.	4,000	451,520
		1,319,574
Multi-Utilities - 1.2%
Ameren Corp.	3,400	181,866
CenterPoint Energy, Inc.	5,200	77,324
CMS Energy Corp. (a)	3,700	60,865
Consolidated Edison, Inc.	4,100	199,055
Dominion Resources Inc.	5,700	490,998
DTE Energy Co.	3,000	137,580
KeySpan Corp.	2,900	106,662
NiSource, Inc.	4,600	111,550
PG&E Corp.	6,300	247,275
Public Service Enterprise Group, Inc.	4,000	257,440
Sempra Energy	4,300	202,358
TECO Energy, Inc.	3,500	63,070
Xcel Energy, Inc.	6,800	133,348
		2,269,391
TOTAL UTILITIES		6,788,410
TOTAL COMMON STOCKS (Cost $179,125,548)		$186,695,222

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 1.9%
SPDR Trust Series 1	29,725	$3,657,364
TOTAL EXCHANGE TRADED FUNDS (Cost $3,675,531)		$3,657,364

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 0.2%
Prudential Funding LLC 3.700% 10/03/2005	$425,000	$424,904
TOTAL SHORT-TERM NOTES (Cost $424,904)		$424,904

Total Investments (Cost $183,225,983) (b) - 100.0%		$190,777,490
Liabilities in Excess of Other Assets - (0.0)%		(82,001)
TOTAL NET ASSETS - 100.0%		$190,695,489

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Blue Chip Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 96.4%
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.9%
The Goodyear Tire & Rubber Co. (a)	18,200	$283,738
Hotels, Restaurants & Leisure - 2.5%
McDonald's Corp.	22,600	756,874
Leisure Equipment & Products - 1.5%
Hasbro, Inc.	4,600	90,390
Mattel, Inc.	22,800	380,304
		470,694
Media - 7.5%
Gannett Co., Inc.	13,200	908,556
Interpublic Group of Companies, Inc. (a)	31,900	371,316
News Corp. Class A	19,900	310,241
The Walt Disney Co.	3,300	79,629
Time Warner, Inc.	34,900	632,039
		2,301,781
Specialty Retail - 2.1%
The Gap Inc.	23,000	400,890
The Home Depot, Inc.	6,300	240,282
		641,172
TOTAL CONSUMER DISCRETIONARY		4,454,259
CONSUMER STAPLES - 8.7%
Beverages - 0.8%
The Coca-Cola Co.	5,500	237,545
Food & Staples Retailing - 2.1%
Safeway, Inc.	13,000	332,800
SUPERVALU, Inc.	9,700	301,864
		634,664
Food Products - 2.6%
Smithfield Foods, Inc. (a)	9,900	293,832
Tyson Foods, Inc.	29,000	523,450
		817,282
Tobacco - 3.2%
Altria Group, Inc.	10,700	788,697
UST, Inc.	5,100	213,486
		1,002,183
TOTAL CONSUMER STAPLES		2,691,674
ENERGY - 10.3%
Oil, Gas & Consumable Fuels - 10.3%
Apache Corp.	6,600	496,452
BP PLC - ADR	5,000	354,250
Chevron Corp.	15,800	1,022,734
Exxon Mobil Corp.	13,512	858,552
Total SA - ADR	3,300	448,206
TOTAL ENERGY		3,180,194
FINANCIALS - 33.6%
Capital Markets - 4.1%
Merrill Lynch & Co., Inc.	5,700	349,695
Morgan Stanley	16,700	900,798
		1,250,493
Commercial Banks - 6.4%
Bank of America Corp.	12,700	534,670
Wachovia Corp.	13,200	628,188
Wells Fargo & Co.	13,500	790,695
		1,953,553
Consumer Finance - 1.8%
MBNA Corp.	22,700	559,328
Diversified Financial Services - 4.3%
Citigroup, Inc.	16,433	748,030
JPMorgan Chase & Co.	17,300	586,989
		1,335,019
Insurance - 12.3%
ACE Ltd.	10,900	513,063
American International Group, Inc.	11,500	712,540
MBIA, Inc.	9,400	569,828
Nationwide Financial Services, Inc.	8,200	328,410
RenaissanceRe Holdings Ltd.	7,200	314,856
The Allstate Corp.	15,800	873,582
The Hartford Financial Services Group, Inc.	6,300	486,171
		3,798,450
Thrifts & Mortgage Finance - 4.7%
Fannie Mae	6,800	304,776
Freddie Mac	20,200	1,140,492
		1,445,268
TOTAL FINANCIALS		10,342,111
HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	3,800	151,506
Boston Scientific Corp. (a)	3,200	74,784
		226,290
Health Care Providers & Services - 3.4%
AmerisourceBergen Corp.	6,700	517,910
HCA, Inc.	4,600	220,432
McKesson Corp.	6,700	317,915
		1,056,257
Pharmaceuticals - 3.1%
Abbott Laboratories	10,700	453,680
Johnson & Johnson	2,500	158,200
Pfizer, Inc.	13,633	340,416
		952,296
TOTAL HEALTH CARE		2,234,843
INDUSTRIALS - 7.1%
Aerospace & Defense - 2.6%
Northrop Grumman Corp.	8,556	465,019
United Technologies Corp.	6,400	331,776
		796,795
Commercial Services & Supplies - 0.4%
Waste Management, Inc.	4,500	128,745
Industrial Conglomerates - 1.8%
Tyco International Ltd.	20,400	568,140
Machinery - 2.3%
Deere & Co.	1,300	79,560
Eaton Corp.	8,500	540,175
Illinois Tool Works, Inc.	900	74,097
		693,832
TOTAL INDUSTRIALS		2,187,512
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.6%
Nokia Corp. - ADR	9,900	167,409
Computers & Peripherals - 2.5%
Hewlett-Packard Co.	16,700	487,640
International Business Machines Corp.	3,400	272,748
		760,388
IT Services - 0.3%
Unisys Corp. (a)	15,500	102,920
Semiconductor & Semiconductor Equipment - 1.6%
Intel Corp.	20,400	502,860
Software - 1.1%
Microsoft Corp.	12,800	329,344
TOTAL INFORMATION TECHNOLOGY		1,862,921
MATERIALS - 1.5%
Chemicals - 0.9%
PPG Industries, Inc.	4,700	278,193
Metals & Mining - 0.6%
United States Steel Corp.	4,100	173,635
TOTAL MATERIALS		451,828
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 6.6%
ALLTEL Corp.	6,600	429,726
SBC Communications, Inc.	25,800	618,426
Sprint Nextel Corp.	12,900	306,762
Verizon Communications, Inc.	20,330	664,588
		2,019,502
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC - ADR	8,700	225,939
TOTAL TELECOMMUNICATION SERVICES		2,245,441
TOTAL COMMON STOCKS (Cost $27,074,169)		$29,650,783

	Face	Fair
REPURCHASE AGREEMENTS - 3.7%	Amount	Value
U.S. Bank 2.750% 10/03/2005	$1,136,000	$1,136,000
Repurchase price $1,136,260
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $1,158,725
TOTAL REPURCHASE AGREEMENTS (Cost $1,136,000)		$1,136,000

Total Investments (Cost $28,210,169) (b) - 100.1%		$30,786,783
Liabilities in Excess of Other Assets - (0.1)%		(20,197)
TOTAL NET ASSETS - 100.0%		$30,766,586

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
High Income Bond Portfolio
September 30, 2005 (Unaudited)

	Face	Fair
	Amount	Value
CORPORATE BONDS - 90.3%
CONSUMER DISCRETIONARY - 30.4%
Auto Components - 2.3%
Advanced Accessory Systems, LLC/AAS Capital Corp.
10.750% 06/15/2011	$100,000	$86,250
Collins & Aikman Floorcoverings, Inc.
9.750% 02/15/2010	100,000	97,000
Cooper-Standard Automotive, Inc.
8.375% 12/15/2014	175,000	147,875
Stanadyne Holdings, Inc.
0.000% to 2/15/2008 then 12.000% 02/15/2015	125,000	68,125
Stanadyne Corp.
10.000% 08/15/2014	125,000	124,375
Stoneridge, Inc.
11.500% 05/01/2012	100,000	106,500
Tenneco Automotive, Inc.
8.625% 11/15/2014	150,000	151,875
TRW Automotive, Inc.
9.375% 02/15/2013	100,000	109,000
11.000% 02/15/2013	123,000	139,297
United Components, Inc.
9.375% 06/15/2013	125,000	125,000
		1,155,297
Automobiles - 1.3%
Ford Motor Co.
7.450% 07/16/2031	450,000	353,250
General Motors Corp.
7.125% 07/15/2013	100,000	85,750
8.375% 07/15/2033	250,000	196,250
		635,250
Diversified Consumer Services - 0.5%
Knowledge Learning Corp.
7.750% 02/01/2015 (b)	250,000	246,250
Hotels, Restaurants & Leisure - 7.8%
155 East Tropicana, LLC/ 155 East Tropicana Finance Corp.
8.750% 04/01/2012	150,000	146,250
Boyd Gaming Corp.
8.750% 04/15/2012	100,000	108,250
7.750% 12/15/2012	50,000	52,812
Caesars Entertainment, Inc.
7.875% 03/15/2010	150,000	163,875
8.125% 05/15/2011	100,000	111,875
Ccm Merger, Inc.
8.000% 08/01/2013 (b)	50,000	50,687
Domino's, Inc.
8.250% 07/01/2011	55,000	58,025
Gaylord Entertainment Co.
8.000% 11/15/2013	75,000	79,125
6.750% 11/15/2014	175,000	170,187
Harrah's Operating Co., Inc.
7.875% 12/15/2005	75,000	75,656
Herbst Gaming, Inc.
7.000% 11/15/2014	125,000	125,469
Intrawest Corp.
7.500% 10/15/2013	150,000	154,312
Isle of Capri Casinos, Inc.
9.000% 03/15/2012	50,000	53,250
Kerzner International Ltd.
6.750% 10/01/2015 (b)	250,000	243,437
Landrys Restaurants, Inc.
7.500% 12/15/2014	150,000	143,250
Mandalay Resort Group
10.250% 08/01/2007	175,000	189,000
9.375% 02/15/2010	65,000	71,988
MGM Mirage Inc.
9.750% 06/01/2007	150,000	160,500
6.000% 10/01/2009	25,000	24,812
8.500% 09/15/2010	75,000	81,937
8.375% 02/01/2011	100,000	108,000
5.875% 02/27/2014	150,000	143,250
6.625% 07/15/2015 (b)	150,000	149,063
Mohegan Tribal Gaming Authority
6.375% 07/15/2009	50,000	50,250
8.000% 04/01/2012	50,000	53,000
MTR Gaming Group, Inc.
9.750% 04/01/2010	100,000	108,500
Penn National Gaming Inc.
6.750% 03/01/2015	150,000	147,750
Royal Caribbean Cruises Ltd.
8.000% 05/15/2010	75,000	81,563
San Pasqual Casino Development Group
8.000% 09/15/2013 (b)	50,000	50,563
Starwood Hotels & Resorts Worldwide, Inc.
7.375% 05/01/2007	150,000	155,438
7.875% 05/01/2012	75,000	82,125
Station Casinos, Inc.
6.000% 04/01/2012	50,000	50,188
6.500% 02/01/2014	100,000	100,500
The Majestic Star Casino LLC
9.500% 10/15/2010	75,000	74,625
Universal City Development Partners, Ltd./UCDP Finance, Inc.
11.750% 04/01/2010	200,000	227,000
Universal City Florida Holding Co. I
8.443% 05/01/2010	50,000	52,125
		3,898,637
Household Durables - 1.8%
Ames True Temper, Inc.
10.000% 07/15/2012	150,000	117,750
Da-lite Screen Co., Inc.
9.500% 05/15/2011	75,000	79,500
Hines Nurseries, Inc.
10.250% 10/01/2011	75,000	76,500
Norcraft Companies L.P.
9.000% 11/01/2011	75,000	78,000
Norcraft Holdings L.P./Norcraft Capital Corp.
0.000% to 09/01/2008 then 9.750% 09/01/2012	225,000	158,625
Sealy Mattress Co.
8.250% 06/15/2014	150,000	151,500
Simmons Co.
7.875% 01/15/2014	75,000	69,375
0.000% to 12/15/09 then 10.000% 12/15/2014 (b)	175,000	93,625
Tempur-Pedic, Inc/Tempur Production USA, Inc.
10.250% 08/15/2010	83,000	90,885
		915,760
Leisure Equipment & Products - 1.4%
Jostens Holding Corp.
0.000% to 12/01/2008 then 10.250% 12/01/2013	350,000	253,750
Jostens IH Corp.
7.625% 10/01/2012	125,000	126,875
K2 Inc.
7.375% 07/01/2014	100,000	100,500
True Temper Sports, Inc.
8.375% 09/15/2011	225,000	210,375
		691,500
Media - 13.3%
AAC Group Holding Corp.
0.000% to 10/01/2008 then 10.250% 10/01/2012 (b)	175,000	126,875
Advanstar Communications Inc.
12.000% 02/15/2011	150,000	160,875
Advanstar, Inc.
0.000% to 10/15/2005 then 15.000% 10/15/2011	100,000	104,000
AMC Entertainment Inc.
9.875% 02/01/2012	200,000	193,500
American Achievement Corp.
8.250% 04/01/2012	50,000	50,750
American Media Operations, Inc.
10.250% 05/01/2009	50,000	48,875
8.875% 01/15/2011	100,000	89,000
Cablevision Systems Corp.
8.000% 04/15/2012	100,000	97,500
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
9.250% 07/15/2012	175,000	178,937
CBD Media, Inc./CBD Finance Inc.
8.625% 06/01/2011	50,000	51,875
CCH I Holdings LLC
9.920% 04/01/2014 (b)	99,000	72,765
CCH I LLC
11.000% 10/01/2015 (b)	79,287	77,305
Charter Communications Holdings II LLC
10.250% 09/15/2010	275,000	283,250
Cinemark USA, Inc.
9.000% 02/01/2013	50,000	51,875
Cinemark, Inc.
0.000% to 3/15/2007 then 9.750% 03/15/2014	275,000	193,875
CSC Holdings, Inc.
7.250% 07/15/2008	150,000	151,312
8.125% 07/15/2009	100,000	101,250
6.750% 04/15/2012 (b)	50,000	47,500
Dex Media East LLC/Dex Media East Finance Co.
12.125% 11/15/2012	130,000	152,750
Dex Media West LLC/Dex Media Finance Co.
9.875% 08/15/2013	297,000	329,299
Dex Media, Inc.
0.000% to 11/15/2008 then 9.000% 11/15/2013	275,000	217,937
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
8.375% 03/15/2013	146,000	160,052
6.375% 06/15/2015 (b)	200,000	199,500
EchoStar DBS Corp.
5.750% 10/01/2008	200,000	198,250
6.375% 10/01/2011	50,000	49,812
6.625% 10/01/2014	50,000	49,750
Emmis Communications Corp.
9.745% 06/15/2012	75,000	75,938
Houghton Mifflin Co.
0.000% to 10/15/08 then 11.500% 10/15/2013	225,000	171,000
Iesy Repository GmbH
10.375% 02/15/2015 (b)	250,000	265,625
Kabel Deutschland GmbH
10.625% 07/01/2014 (b)	300,000	333,000
Lamar Media Corp.
6.625% 08/15/2015 (b)	125,000	127,813
7.250% 01/01/2013	50,000	52,500
LIN Television Corp.
6.500% 05/15/2013 (b)	175,000	166,688
LodgeNet Entertainment Corp.
9.500% 06/15/2013	75,000	82,500
Loews Cineplex Entertainment Corp.
9.000% 08/01/2014	200,000	195,500
PanAmSat Corp.
9.000% 08/15/2014	82,000	86,920
PanAmSat Holding Corp.
0.000% to 11/01/07 then 10.375% 11/01/2014	375,000	260,625
PRIMEDIA, Inc.
8.875% 05/15/2011	100,000	105,250
Rainbow National Services LLC
10.375% 09/01/2014 (b)	175,000	198,625
R.H. Donnelley Finance Inc.
10.875% 12/15/2012	100,000	112,750
Sinclair Broadcast Group, Inc.
8.750% 12/15/2011	100,000	105,500
The Reader's Digest Association, Inc.
6.500% 03/01/2011	100,000	102,000
Vertis, Inc.
10.875% 06/15/2009	275,000	271,563
Videotron Ltee
6.375% 12/15/2015 (b)	100,000	99,750
WDAC Subsidiary Corp.
8.375% 12/01/2014 (b)	250,000	243,125
XM Satellite Radio Holdings, Inc.
12.000% 06/15/2010	41,000	46,945
Yell Finance B.V.
0.000% to 8/01/2006 then 13.500% 08/01/2011	65,000	66,300
10.750% 08/01/2011	33,000	36,300
		6,644,886
Multiline Retail - 0.5%
J.C. Penney Co., Inc.
9.000% 08/01/2012	200,000	236,500
Specialty Retail - 1.2%
Affinity Group, Inc.
9.000% 02/15/2012	75,000	75,375
10.875% 02/15/2012	182,453	170,594
FTD, Inc.
7.750% 02/15/2014	122,000	122,915
NBC Acquisition Corp.
0.000% to 3/15/2008 then 11.000% 03/15/2013	50,000	37,125
Nebraska Book Co., Inc.
8.625% 03/15/2012	50,000	47,250
United Auto Group, Inc.
9.625% 03/15/2012	125,000	130,625
		583,884
Textiles, Apparel & Luxury Goods - 0.3%
Phillips-Van Heusen Corp.
8.125% 05/01/2013	50,000	52,750
The Warnaco Group, Inc.
8.875% 06/15/2013	100,000	108,500
		161,250
TOTAL CONSUMER DISCRETIONARY		15,169,214
CONSUMER STAPLES - 7.7%
Beverages - 0.3%
Constellation Brands, Inc.
8.000% 02/15/2008	75,000	79,125
Cott Beverages, Inc.
8.000% 12/15/2011	50,000	51,500
		130,625
Food & Staples Retailing - 0.9%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp.
7.500% 12/15/2013	225,000	232,875
GNC Corp.
8.500% 12/01/2010	50,000	42,875
Rite Aid Corp.
8.125% 05/01/2010	175,000	179,375
		455,125
Food Products - 4.8%
American Seafoods Group LLC/American Seafoods, Inc.
10.125% 04/15/2010	125,000	133,750
ASG Consolidated LLC/ASG Finance Inc.
0.000% to 11/01/2008 then 11.500% 11/01/2011	300,000	231,000
B&G Foods Holding Corp.
8.000% 10/01/2011	225,000	228,937
Birds Eye Foods, Inc.
11.875% 11/01/2008	24,000	24,660
Del Monte Corp.
8.625% 12/15/2012	50,000	54,000
6.750% 02/15/2015 (b)	225,000	227,250
Dole Food Co., Inc.
8.625% 05/01/2009	100,000	105,000
7.250% 06/15/2010	100,000	100,000
Eagle Family Foods Inc.
8.750% 01/15/2008	75,000	58,875
Gold Kist Inc.
10.250% 03/15/2014	49,000	55,615
Michael Foods, Inc.
8.000% 11/15/2013	175,000	179,594
National Beef Packing Co., LLC/NB Finance Corp.
10.500% 08/01/2011	150,000	156,375
Pierre Foods, Inc.
9.875% 07/15/2012	150,000	155,250
Pilgrim's Pride Corp.
9.625% 09/15/2011	50,000	54,000
9.250% 11/15/2013	75,000	82,875
Reddy Ice Holdings, Inc.
0.000% to 11/01/2008 then 10.500% 11/01/2012	150,000	116,250
Smithfield Foods, Inc.
8.000% 10/15/2009	175,000	185,937
7.750% 05/15/2013	125,000	131,875
Swift & Co.
10.125% 10/01/2009	50,000	54,063
12.500% 01/01/2010	50,000	54,750
		2,390,056
Household Products - 0.9%
Church & Dwight Co., Inc./Church & Dwight Co.
6.000% 12/15/2012	75,000	73,500
Jarden Corp.
9.750% 05/01/2012	125,000	133,750
Spectrum Brands, Inc.
7.375% 02/01/2015	250,000	226,250
		433,500
Personal Products - 0.5%
Playtex Products, Inc.
9.375% 06/01/2011	150,000	157,312
WH Holdings Ltd./WH Capital Corp.
9.500% 04/01/2011	95,000	102,838
		260,150
Tobacco - 0.3%
Commonwealth Brands, Inc.
10.625% 09/01/2008 (b)	150,000	158,250
TOTAL CONSUMER STAPLES		3,827,706
ENERGY - 5.4%
Energy Equipment & Services - 0.3%
Grant Prideco, Inc.
6.125% 08/15/2015 (b)	50,000	50,750
Petroleum Helicopters, Inc.
9.375% 05/01/2009	100,000	106,750
		157,500
Oil, Gas & Consumable Fuels - 5.1%
AmeriGas Partners L.P.
7.250% 05/20/2015 (b)	150,000	157,500
ANR Pipeline Co.
8.875% 03/15/2010	50,000	54,295
Compton Petroleum Corp.
9.900% 05/15/2009	100,000	107,500
El Paso Production Holding Co.
7.750% 06/01/2013	100,000	105,000
El Paso Corp.
6.750% 05/15/2009	100,000	99,500
8.050% 10/15/2030	125,000	127,500
7.800% 08/01/2031	225,000	226,687
Holly Energy Partners L.P.
6.250% 03/01/2015 (b)	250,000	248,750
Inergy, L.P./Inergy Finance Corp.
6.875% 12/15/2014 (b)	50,000	48,000
Pacific Energy Partners L.P.
7.125% 06/15/2014	100,000	104,250
6.250% 09/15/2015 (b)	100,000	100,750
Pogo Producing Co.
6.625% 03/15/2015 (b)	125,000	127,500
6.875% 10/01/2017 (b)	50,000	50,938
Range Resources Corp.
7.375% 07/15/2013	50,000	53,250
6.375% 03/15/2015	100,000	101,250
Swift Energy Co.
9.375% 05/01/2012	125,000	135,625
Tennessee Gas Pipeline Co.
8.375% 06/15/2032	250,000	286,846
Transcontinental Gas Pipe Line Corp.
8.875% 07/15/2012	50,000	58,563
Williams Cos., Inc.
7.625% 07/15/2019	75,000	81,563
7.875% 09/01/2021	250,000	276,250
		2,551,517
TOTAL ENERGY		2,709,017
FINANCIALS - 4.0%
Consumer Finance - 1.4%
General Motors Acceptance Corp.
6.875% 09/15/2011	325,000	295,973
8.000% 11/01/2031	450,000	393,908
		689,881
Diversified Financial Services - 1.2%
Dow Jones CDX High Yield Pass through Certificates Series 2004-T3
8.000% 06/29/2010 (b)	450,000	451,687
Global Cash Access LLC
8.750% 03/15/2012	125,000	135,000
		586,687
Real Estate - 1.4%
American Real Estate Partners, L.P.
7.125% 02/15/2013 (b)	150,000	150,750
CB Richard Ellis Services Inc.
9.750% 05/15/2010	49,000	54,267
Host Marriott L.P.
7.125% 11/01/2013	150,000	153,938
6.375% 03/15/2015	50,000	48,750
Host Marriott Corp.
7.875% 08/01/2008	17,000	17,297
Ventas Realty, L.P.
6.625% 10/15/2014	100,000	101,000
7.125% 06/01/2015 (b)	175,000	182,000
		708,002
TOTAL FINANCIALS		1,984,570
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 1.8%
Bio-Rad Laboratories, Inc.
6.125% 12/15/2014	100,000	97,500
CDRV Investors, Inc.
0.000% to 01/01/2010 then 9.625% 01/01/2015	375,000	215,625
Fisher Scientific International Inc.
6.750% 08/15/2014	50,000	52,625
6.125% 07/01/2015 (b)	250,000	251,875
Medical Device Manufacturing, Inc.
10.000% 07/15/2012	175,000	190,750
Sybron Dental Specialties, Inc.
8.125% 06/15/2012	75,000	80,625
		889,000
Health Care Providers & Services - 4.0%
AmeriPath, Inc.
10.500% 04/01/2013	275,000	287,375
AMR HoldCo, Inc / EmCare, HoldCo, Inc
10.000% 02/15/2015 (b)	50,000	54,250
Concentra Operating Corp.
9.500% 08/15/2010	100,000	105,250
Davita Inc.
7.250% 03/15/2015	125,000	127,344
HCA Inc.
8.750% 09/01/2010	175,000	194,145
6.750% 07/15/2013	275,000	281,188
6.375% 01/15/2015	150,000	149,153
7.500% 11/06/2033	125,000	125,336
Magellan Health Services, Inc.
9.375% 11/15/2008	50,000	52,812
National Mentor, Inc.
9.625% 12/01/2012 (b)	125,000	131,250
Psychiatric Solutions, Inc.
7.750% 07/15/2015 (b)	75,000	77,813
Tenet Healthcare Corp.
9.875% 07/01/2014	75,000	78,750
9.250% 02/01/2015 (b)	75,000	76,125
Vanguard Health Holdings Co.
9.000% 10/01/2014	150,000	160,500
VWR International, Inc.
8.000% 04/15/2014	100,000	97,875
		1,999,166
Pharmaceuticals - 0.1%
Leiner Health Products Inc.
11.000% 06/01/2012	75,000	64,500
TOTAL HEALTH CARE		2,952,666
INDUSTRIALS - 10.9%
Aerospace & Defense - 1.9%
Alliant Techsystems Inc.
8.500% 05/15/2011	75,000	79,312
Argo-Tech Corp.
9.250% 06/01/2011	75,000	79,875
Hawk Corp.
8.750% 11/01/2014	100,000	101,500
K & F Acquisition, Inc.
7.750% 11/15/2014	125,000	126,875
L-3 Communications Corp.
6.125% 01/15/2014	225,000	223,875
6.375% 10/15/2015 (b)	225,000	227,813
TransDigm, Inc.
8.375% 07/15/2011	100,000	105,250
		944,500
Building Products - 2.0%
Associated Materials Inc.
9.750% 04/15/2012	50,000	48,625
0.000% to 03/01/09 then 11.250% 03/01/2014	125,000	63,125
Brand Services, Inc.
12.000% 10/15/2012	200,000	213,000
Goodman Global Holdings, Inc.
6.410% 06/15/2012 (b)(c)	50,000	49,125
7.875% 12/15/2012 (b)	200,000	182,000
Neenah Corp.
11.000% 09/30/2010 (b)	100,000	111,000
13.000% 09/30/2013 (b)	62,056	62,987
Nortek, Inc.
8.500% 09/01/2014	50,000	46,250
NTK Holdings, Inc.
0.000% to 09/01/09 then 10.750% 03/01/14	125,000	70,625
Panolam Industries International, Inc.
10.750% 10/01/2013 (b)	100,000	99,250
Ply Gem Industries, Inc.
9.000% 02/15/2012	75,000	63,375
		1,009,362
Commercial Services & Supplies - 2.9%
Aearo Corp.
8.250% 04/15/2012	175,000	175,875
Allied Waste North America Inc.
8.875% 04/01/2008	325,000	340,437
9.250% 09/01/2012	50,000	54,375
Clean Harbors, Inc.
11.250% 07/15/2012 (b)	100,000	112,500
Danka Business Systems PLC
11.000% 06/15/2010	50,000	47,000
Hydrochem Industrial Services, Inc.
9.250% 02/15/2013 (b)	100,000	93,625
Insurance Auto Auctions, Inc.
11.000% 04/01/2013 (b)	100,000	103,197
NationsRent Companies Inc.
9.500% 10/15/2010	100,000	109,500
9.500% 05/01/2015	50,000	52,250
Norcross Safety Products LLC/Norcross Capital Corp.
9.875% 08/15/2011	100,000	107,750
NSP Holdings LLC/NSP Holdings Capital Corp.
11.750% 01/01/2012	79,259	80,448
Safety Products Holdings, Inc.
11.750% 01/01/2012 (b)	75,000	76,125
The Brickman Group, Ltd.
11.750% 12/15/2009	75,000	84,375
		1,437,457
Electrical Equipment - 1.4%
ALH Finance LLC/ALH Finance Corp.
8.500% 01/15/2013	200,000	190,000
Coleman Cable, Inc.
9.875% 10/01/2012	75,000	66,469
ERICO International Corp.
8.875% 03/01/2012	125,000	130,625
Sensus Metering Systems Inc.
8.625% 12/15/2013	125,000	115,625
Superior Essex Communications
9.000% 04/15/2012	175,000	177,625
		680,344
Industrial Conglomerates - 0.3%
Tyco International Group S.A.
5.800% 08/01/2006	150,000	151,442
Machinery - 0.9%
Amsted Industries, Inc.
10.250% 10/15/2011 (b)	50,000	54,750
Case New Holland Inc.
9.250% 08/01/2011	175,000	185,937
Columbus McKinnon Corp.
10.000% 08/01/2010	50,000	54,875
Rexnord Corp.
10.125% 12/15/2012	100,000	110,000
Valmont Industries, Inc.
6.875% 05/01/2014	50,000	51,250
		456,812
Marine - 0.5%
Stena AB
9.625% 12/01/2012	250,000	272,500
Trading Companies & Distributors - 1.0%
American Tire Distributors, Inc.
10.750% 04/01/2013 (b)	100,000	91,500
Builders FirstSource, Inc.
8.040% 02/15/2012 (b)(c)	125,000	126,875
Interline Brands, Inc.
11.500% 05/15/2011	82,000	92,250
Mueller Group, Inc.
10.000% 05/01/2012	75,000	79,875
UAP Holding Corp.
0.000% to 01/15/2008 then 10.750% 07/15/2012	125,000	106,875
		497,375
TOTAL INDUSTRIALS		5,449,792
INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.2%
Telex Communications, Inc.
11.500% 10/15/2008	100,000	107,250
Computers & Peripherals - 0.6%
Seagate Technology HDD Holdings
8.000% 05/15/2009	100,000	105,500
Smart Modular Technologies (WWH), Inc.
9.004% 04/01/2012 (b)(c)	175,000	179,375
		284,875
IT Services - 0.9%
SunGard Data Systems Inc.
9.125% 08/15/2013 (b)	200,000	208,250
10.250% 08/15/2015 (b)	150,000	152,625
Unisys Corp.
6.875% 03/15/2010	100,000	97,000
		457,875
Office Electronics - 0.6%
Xerox Corp.
9.750% 01/15/2009	175,000	196,875
7.625% 06/15/2013	100,000	106,750
		303,625
Semiconductor & Semiconductor Equipment - 0.3%
Freescale Semiconductor, Inc.
7.125% 07/15/2014	75,000	80,250
Magnachip Semiconductor
8.000% 12/15/2014	50,000	46,250
		126,500
Software - 0.8%
Activant Solutions Inc.
9.504% 04/01/2010 (b)(c)	50,000	51,250
10.500% 06/15/2011	125,000	131,250
UGS Corp.
10.000% 06/01/2012	200,000	220,000
		402,500
TOTAL INFORMATION TECHNOLOGY		1,682,625
MATERIALS - 11.8%
Chemicals - 5.1%
Aventine Renewable Energy
9.870% 12/15/2011 (b)(c)	100,000	104,500
BCP Crystal US Holdings Corp.
9.625% 06/15/2014	100,000	111,750
Borden U.S. Finance Corp./Nova Scotia Finance, ULC
9.000% 07/15/2014 (b)	200,000	204,000
Compass Minerals Group, Inc.
10.000% 08/15/2011	50,000	54,500
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.
0.000% to 10/01/2007 then 10.500% 10/01/2014	410,000	289,050
Equistar Chemicals, L.P. / Equistar Funding Corp.
10.125% 09/01/2008	175,000	189,000
8.750% 08/15/2009	150,000	156,750
Huntsman Advanced Materials LLC
11.000% 07/15/2010	50,000	56,250
Huntsman International LLC
10.125% 07/01/2009	106,000	109,578
Invista
9.250% 05/01/2012 (b)	150,000	163,875
Koppers Inc.
9.875% 10/15/2013	75,000	83,250
Lyondell Chemical Co.
9.625% 05/01/2007	50,000	52,750
9.500% 12/15/2008	100,000	105,250
10.875% 05/01/2009	75,000	77,625
10.500% 06/01/2013	75,000	85,125
Nalco Financial Holdings LLC/Nalco Finance Holdings Inc.
0.000% to 02/01/2009 then 9.000% 02/01/2014	66,000	49,005
Nalco Co.
7.750% 11/15/2011	50,000	51,375
8.875% 11/15/2013	100,000	103,125
Nell AF S.A.R.L.
8.375% 08/15/2015 (b)	175,000	171,938
Polypore, Inc.
8.750% 05/15/2012	125,000	110,625
PQ Corp.
7.500% 02/15/2013 (b)	50,000	48,750
Union Carbide Chemical & Plastics Co., Inc.
7.875% 04/01/2023	100,000	110,110
Union Carbide Corp.
7.500% 06/01/2025	50,000	53,618
		2,541,799
Construction Materials - 0.6%
Texas Industries, Inc.
7.250% 07/15/2013 (b)	150,000	156,750
U.S. Concrete, Inc.
8.375% 04/01/2014	150,000	151,500
		308,250
Containers & Packaging - 2.7%
Berry Plastics Corp.
10.750% 07/15/2012	175,000	189,000
Graham Packaging Co., L.P./GPC Capital Corp. I
8.500% 10/15/2012	50,000	50,000
Graphic Packaging International Corp.
9.500% 08/15/2013	225,000	212,625
Greif, Inc.
8.875% 08/01/2012	125,000	134,688
Jefferson Smurfit Corp.
8.250% 10/01/2012	100,000	94,500
JSG Funding PLC
9.625% 10/01/2012	150,000	151,500
Owens-Brockway Glass Container Inc.
8.250% 05/15/2013	150,000	156,750
6.750% 12/01/2014	125,000	121,250
Owens-Illinois, Inc.
8.100% 05/15/2007	125,000	128,750
Russell-Stanley Holdings, Inc.
9.000% 11/30/2008 (Acquired 11/20/2001 through 05/30/2005, Cost $20,073)(a)(b)(d)(e)	9,124	3,759
Stone Container Corp.
9.750% 02/01/2011	75,000	76,500
		1,319,322
Metals & Mining - 1.1%
Aleris International, Inc.
10.375% 10/15/2010	125,000	138,437
9.000% 11/15/2014	50,000	53,000
Compass Minerals International, Inc.
0.000% to 12/15/2007 then 12.750% 12/15/2012	50,000	44,250
0.000% to 06/01/2008 then 12.000% 06/01/2013	100,000	84,000
Novelis Inc.
7.250% 02/15/2015 (b)	100,000	95,000
Ryerson Tull, Inc.
9.125% 07/15/2006	75,000	76,687
United States Steel Corp.
9.750% 05/15/2010	63,000	69,458
		560,832
Paper & Forest Products - 2.3%
Abitibi-Consolidated, Inc.
8.375% 04/01/2015	150,000	148,125
Boise Cascade L.L.C./Boise Cascade Finance Corp.
6.474% 10/15/2012 (c)	50,000	49,875
7.125% 10/15/2014	50,000	47,625
Georgia-Pacific Corp.
7.500% 05/15/2006	150,000	152,437
8.125% 05/15/2011	125,000	138,750
9.375% 02/01/2013	225,000	252,000
NewPage Corp.
12.000% 05/01/2013	150,000	131,250
Mercer International, Inc.
9.250% 02/15/2013	150,000	128,250
Tembec Industries, Inc.
8.500% 02/01/2011	125,000	82,188
		1,130,500
TOTAL MATERIALS		5,860,703
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 4.8%
Alaska Communications Systems Holdings, Inc.
9.875% 08/15/2011	82,000	89,995
AT&T Corp.
9.750% 11/15/2031	475,000	603,844
Cincinnati Bell Inc.
7.250% 07/15/2013	100,000	106,750
Citizens Communications Co.
9.250% 05/15/2011	50,000	55,125
6.250% 01/15/2013	100,000	96,500
9.000% 08/15/2031	100,000	101,875
Inmarsat Finance II PLC
0.000% to 11/15/2008 then 10.375% 11/15/2012	50,000	41,250
Inmarsat Finance PLC
7.625% 06/30/2012	33,000	34,155
MCI, Inc.
8.735% 05/01/2014	200,000	223,500
New Skies Satellites NV
9.125% 11/01/2012	50,000	52,000
Qwest Services Corp.
13.500% 12/15/2010	325,000	373,750
Qwest Corp.
8.875% 03/15/2012	475,000	521,313
Valor Telecommunications Enterprises, LLC/Valor Telecommunications Finance Corp.
7.750% 02/15/2015	100,000	97,500
		2,397,557
Wireless Telecommunication Services - 2.3%
Intelsat Ltd.
8.695% 01/15/2012 (b)(c)	100,000	102,250
8.625% 01/15/2015 (b)	75,000	76,875
Nextel Communications, Inc.
7.375% 08/01/2015	275,000	294,651
Rogers Wireless Inc.
6.995% 12/15/2010 (c)	75,000	78,562
8.000% 12/15/2012	100,000	106,125
6.375% 03/01/2014	300,000	303,000
7.500% 03/15/2015	50,000	54,125
US Unwired, Inc.
10.000% 06/15/2012	100,000	115,500
		1,131,088
TOTAL TELECOMMUNICATION SERVICES		3,528,645
UTILITIES - 3.7%
Electric Utilities - 2.2%
Edison Mission Energy
9.875% 04/15/2011	300,000	357,000
Nevada Power Co.
6.500% 04/15/2012	50,000	52,125
9.000% 08/15/2013	114,000	127,181
5.875% 01/15/2015	50,000	49,533
PSEG Energy Holdings Inc.
10.000% 10/01/2009	125,000	139,375
Sierra Pacific Resources
6.750% 08/15/2017 (b)	150,000	151,125
Texas Genco LLC
6.875% 12/15/2014 (b)	225,000	230,063
		1,106,402
Gas Utilities - 0.1%
SEMCO Energy, Inc.
7.125% 05/15/2008	50,000	51,189
Multi-Utilities - 1.4%
FPL Energy National Wind Portfolio
6.125% 03/25/2019 (b)	100,000	98,923
NorthWestern Corp.
5.875% 11/01/2014	150,000	152,285
NRG Energy, Inc.
8.000% 12/15/2013	131,000	140,170
Reliant Energy, Inc.
9.500% 07/15/2013	175,000	194,250
6.750% 12/15/2014	50,000	49,375
Teco Energy, Inc.
6.750% 05/01/2015 (b)	50,000	52,625
		687,628
TOTAL UTILITIES		1,845,219
TOTAL CORPORATE BONDS (Cost $44,349,065)		$45,010,157

	Face	Fair
	Amount	Value
CONVERTIBLE BONDS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Magna Entertainment Corp.
7.250% 12/15/2009	$100,000	$103,125
TOTAL INFORMATION TECHNOLOGY		103,125
TOTAL CONVERTIBLE BONDS (Cost $98,710)		$103,125

		Fair
	Shares	Value
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
PRIMEDIA, Inc. Series H	650	$65,650
TOTAL CONSUMER DISCRETIONARY		65,650
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
GNC Corp.	75	55,688
TOTAL CONSUMER STAPLES		55,688
TOTAL PREFERRED STOCKS (Cost $139,963)		$121,338

		Fair
	Shares	Value
COMMON STOCKS - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NTL Inc. (a)	203	$13,561
TOTAL CONSUMER DISCRETIONARY		13,561
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
B&G Foods Inc.	2,685	33,965
TOTAL CONSUMER STAPLES		33,965
MATERIALS - 0.0%
Chemicals - 0.0%
General Chemical Ind. Products (Acquired 06/24/2004, Cost $19,773) (a)(d)	17	2,605
TOTAL MATERIALS		2,605
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Viatel Holding Ltd. (a)	796	2
TOTAL TELECOMMUNICATION SERVICES		2
TOTAL COMMON STOCKS (Cost $265,270)		$50,133

		Fair
	Shares	Value
WARRANTS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc.
Expiration: March, 2010, Exercise Price: $.01 (a)	50	$4,050
TOTAL CONSUMER DISCRETIONARY		4,050
INDUSTRIALS - 0.0%
Building Products - 0.0%
ACP Holdings Co.
Expiration: September, 2013, Exercise Price: $.01 (Acquired 10/09/2003 , Cost $0) (a)(b)(d)	9,945	19,642
TOTAL INDUSTRIALS		19,642
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp.
Expiration: June, 2010, Exercise Price: $.01 (Acquired 09/28/2000, Cost $0) (a)(b)(d)	75	1
TOTAL MATERIALS		1
TOTAL WARRANTS (Cost $19,907)		$23,693

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 7.8%
U.S. Bank 2.750% 10/03/2005	$3,874,000	$3,874,000
Repurchase price $3,874,878
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/2033
Fair Value: $3,951,496
TOTAL REPURCHASE AGREEMENTS (Cost $3,874,000)		$3,874,000

Total Investments (Cost $48,746,915) (f) - 98.6%		$49,182,446
Other Assets in Excess of Liabilities - 1.4%		701,268
TOTAL NET ASSETS - 100.0%		$49,883,714

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $8,922,652 or 17.9% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c)	Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR. Interest rates stated are those in effect at period end.
(d)	Represents a security deemed to be illiquid.
(e)	Represents a security deemed to be defaulted.
(f)	Represents cost for financial reporting purposes, which differs from cost basis for Federal Income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Capital Growth Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 15.5%
Auto Components - 0.9%
Gentex Corp.	15,750	$274,050
Hotels, Restaurants & Leisure - 2.8%
Nevada Gold & Casinos, Inc. (a)	11,000	123,860
Shuffle Master, Inc. (a)	25,412	671,639
		795,499
Household Durables - 3.7%
Tempur-Pedic International, Inc. (a)	29,775	352,536
Universal Electronics, Inc. (a)	40,775	705,000
		1,057,536
Internet & Catalog Retail - 0.6%
Blue Nile, Inc. (a)	5,650	178,766
Leisure Equipment & Products - 1.6%
SCP Pool Corp.	13,625	475,921
Specialty Retail - 5.9%
A.C. Moore Arts & Crafts, Inc. (a)	12,875	246,942
Build-A-Bear Workshop (a)	11,825	263,698
Cabela's, Inc. (a)	19,050	349,949
Genesco, Inc. (a)	22,550	839,762
		1,700,351
TOTAL CONSUMER DISCRETIONARY		4,482,123
CONSUMER STAPLES - 2.1%
Food Products - 2.1%
Delta & Pine Land Co.	23,000	607,430
TOTAL CONSUMER STAPLES		607,430
ENERGY - 10.3%
Energy Equipment & Services - 8.8%
Core Laboratories N.V. (a)	7,825	252,434
NS Group, Inc. (a)	10,925	428,806
Patterson-UTI Energy, Inc.	19,725	711,678
TETRA Technologies, Inc. (a)	7,162	223,598
Unit Corp. (a)	16,475	910,738
		2,527,254
Oil, Gas & Consumable Fuels - 1.5%
OMI Corp.	24,225	432,901
TOTAL ENERGY		2,960,155
FINANCIALS - 2.9%
Consumer Finance - 0.9%
Cash America International, Inc.	12,350	256,263
Diversified Financial Services - 0.4%
Primus Guaranty Ltd. (a)	11,415	124,195
Insurance - 1.1%
Philadelphia Consolidated Holding Co. (a)	3,650	309,885
Thrifts & Mortgage Finance - 0.5%
BankAtlantic Bancorp, Inc.	7,525	127,850
Harbor Florida Bancshares, Inc.	750	27,202
		155,052
TOTAL FINANCIALS		845,395
HEALTH CARE - 25.1%
Biotechnology - 1.8%
deCODE genetics, Inc. (a)	42,200	354,058
Dendreon Corp. (a)	22,350	149,969
		504,027
Health Care Equipment & Supplies - 13.0%
American Medical Systems Holdings, Inc. (a)	33,100	666,965
Arrow International, Inc.	11,400	321,480
Cooper Cos. Inc.	4,125	316,016
DJ Orthopedics, Inc. (a)	11,775	340,769
Inamed Corp. (a)	8,675	656,524
Respironics, Inc. (a)	23,700	999,666
SurModics, Inc. (a)	7,400	286,306
Thoratec Corp. (a)	10,000	177,600
		3,765,326
Health Care Providers & Services - 8.3%
American Healthways, Inc. (a)	13,675	579,820
Centene Corp. (a)	15,950	399,228
Eclipsys Corp. (a)	29,775	531,186
Horizon Health Corp. (a)	24,650	669,740
Per-Se Technologies, Inc. (a)	10,775	222,612
		2,402,586
Pharmaceuticals - 2.0%
Connetics Corp. (a)	16,125	272,674
Medicis Pharmaceutical Corp.	9,450	307,692
		580,366
TOTAL HEALTH CARE		7,252,305
INDUSTRIALS - 10.7%
Commercial Services & Supplies - 7.7%
Corrections Corp. of America (a)	11,625	461,512
Duratek, Inc. (a)	24,870	454,624
Resources Connection, Inc. (a)	14,375	425,931
Waste Connections, Inc. (a)	24,862	872,159
		2,214,226
Electrical Equipment - 1.5%
General Cable Corp. (a)	25,950	435,960
Machinery - 1.5%
Actuant Corp.	9,225	431,730
TOTAL INDUSTRIALS		3,081,916
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 2.0%
Tekelec (a)	27,750	581,363
Computers & Peripherals - 5.4%
Applied Films Corp. (a)	21,975	461,475
McDATA Corp. (a)	75,050	393,262
UNOVA, Inc. (a)	20,400	713,592
		1,568,329
Electronic Equipment & Instruments - 5.3%
Dolby Laboratories, Inc. (a)	18,425	294,800
Littelfuse, Inc. (a)	4,630	130,242
OYO Geospace Corp. (a)	10,655	211,075
Photon Dynamics, Inc. (a)	13,100	250,865
RadiSys Corporation (a)	32,700	634,380
		1,521,362
Internet Software & Services - 1.4%
eCollege.com, Inc. (a)	14,425	214,355
Internet Capital Group, Inc. (a)	21,950	193,380
		407,735
IT Services - 2.2%
Global Payments, Inc.	8,175	635,361
Semiconductor & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	14,000	150,640
Integrated Device Technology, Inc. (a)	48,100	516,594
		667,234
Software - 7.3%
ANSYS, Inc. (a)	16,950	652,405
Datastream Systems, Inc. (a)	67,181	530,730
FactSet Research Systems, Inc.	21,412	754,559
Netsmart Technologies, Inc. (a)	13,300	162,526
		2,100,220
TOTAL INFORMATION TECHNOLOGY		7,481,604
MATERIALS - 5.0%
Chemicals - 1.1%
Headwaters, Inc. (a)	8,125	303,875
Metals & Mining - 3.9%
Aleris International, Inc. (a)	41,400	1,136,430
TOTAL MATERIALS		1,440,305
TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
EMS Technologies, Inc. (a)	24,800	405,976
TOTAL TELECOMMUNICATION SERVICES		405,976
TOTAL COMMON STOCKS (Cost $22,412,467)		$28,557,209

	Face	Fair
REPURCHASE AGREEMENTS - 1.8%	Amount	Value
U.S. Bank 2.750% 10/03/2005	$536,000	$536,000
Repurchase price $536,123
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $546,722
TOTAL REPURCHASE AGREEMENTS (Cost $536,000)		$536,000

Total Investments (Cost $22,948,467) (b) - 100.7%		$29,093,209
Liabilities in Excess of Other Assets - (0.7)%		(208,157)
TOTAL NET ASSETS - 100.0%		$28,885,052

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Nasdaq-100 Index Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 85.8%
CONSUMER DISCRETIONARY - 16.4%
Diversified Consumer Services - 1.0%
Apollo Group, Inc. Class A (a)	3,300	$219,087
Career Education Corp. (a)	1,900	67,564
		286,651
Hotels, Restaurants & Leisure - 2.1%
Starbucks Corp. (a)	9,700	485,970
Wynn Resorts Ltd. (a)	1,975	89,171
		575,141
Household Durables - 0.4%
Garmin Ltd.	1,825	123,790
Internet & Catalog Retail - 4.2%
Amazon.com, Inc. (a)	4,950	224,235
eBay, Inc. (a)	18,310	754,372
IAC/InterActiveCorp (a)	6,377	161,657
		1,140,264
Media - 4.9%
Comcast Corp. Class A (a)	17,290	507,980
EchoStar Communications Corp.	3,985	117,837
Lamar Advertising Co. (a)	1,575	71,442
Liberty Global, Inc. (a)	4,375	118,475
NTL, Inc. (a)	1,675	111,890
Pixar (a)	2,165	96,364
Sirius Satellite Radio, Inc. (a)	26,075	170,791
XM Satellite Radio Holdings, Inc. - Class A (a)	4,150	149,027
		1,343,806
Multiline Retail - 1.6%
Dollar Tree Stores, Inc. (a)	1,900	41,135
Sears Holdings Corp. (a)	3,125	388,812
		429,947
Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	7,225	290,300
PETsMart, Inc.	2,575	56,083
Ross Stores, Inc.	2,605	61,739
Staples, Inc.	8,950	190,814
		598,936
TOTAL CONSUMER DISCRETIONARY		4,498,535
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	4,585	197,568
Whole Foods Market, Inc.	1,200	161,340
TOTAL CONSUMER STAPLES		358,908
HEALTH CARE - 13.0%
Biotechnology - 9.4%
Amgen, Inc. (a)	10,422	830,321
Biogen Idec, Inc. (a)	6,675	263,529
Celgene Corp. (a)	3,025	164,318
Chiron Corp. (a)	4,775	208,285
Genzyme Corp. (a)	5,825	417,303
Gilead Sciences, Inc. (a)	8,150	397,394
Invitrogen Corp. (a)	915	68,835
MedImmune, Inc. (a)	4,770	160,511
Millennium Pharmaceuticals, Inc. (a)	6,140	57,286
		2,567,782
Health Care Equipment & Supplies - 1.0%
Biomet, Inc.	6,100	211,731
DENTSPLY International, Inc.	1,375	74,278
		286,009
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)	2,400	149,280
Lincare Holdings, Inc. (a)	1,725	70,811
Patterson Cos., Inc. (a)	2,405	96,272
		316,363
Pharmaceuticals - 1.5%
Sepracor, Inc. (a)	1,850	109,132
Teva Pharmaceutical Industries, Ltd. - ADR	8,710	291,088
		400,220
TOTAL HEALTH CARE		3,570,374
INDUSTRIALS - 2.8%
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,525	97,783
Expeditors International of Washington, Inc.	1,900	107,882
		205,665
Commercial Services & Supplies - 0.6%
Cintas Corp.	3,675	150,859
Electrical Equipment - 0.3%
American Power Conversion Corp.	3,550	91,945
Machinery - 0.9%
PACCAR, Inc.	3,487	236,732
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,300	79,417
TOTAL INDUSTRIALS		764,618
INFORMATION TECHNOLOGY - 51.1%
Communications Equipment - 11.1%
Cisco Systems, Inc. (a)	41,400	742,302
Comverse Technology, Inc. (a)	3,780	99,301
JDS Uniphase Corp. (a)	34,235	76,002
Juniper Networks, Inc. (a)	6,675	158,798
QUALCOMM, Inc.	35,770	1,600,707
Research In Motion Ltd. (a)	3,450	235,980
LM Ericsson Telephone Co. - ADR	2,000	73,680
Tellabs, Inc. (a)	4,625	48,655
		3,035,425
Computers & Peripherals - 7.8%
Apple Computer, Inc. (a)	20,995	1,125,542
Dell, Inc. (a)	16,000	547,200
Network Appliance, Inc. (a)	6,985	165,824
QLogic Corp. (a)	1,670	57,114
SanDisk Corp. (a)	3,025	145,956
Sun Microsystems, Inc. (a)	26,895	105,428
		2,147,064
Electronic Equipment & Instruments - 1.2%
CDW Corp.	1,530	90,148
Flextronics International Ltd. (a)	11,250	144,563
Molex, Inc.	1,805	48,157
Sanmina-SCI Corporation (a)	10,170	43,629
		326,497
Internet Software & Services - 1.9%
VeriSign, Inc. (a)	4,530	96,806
Yahoo!, Inc. (a)	12,285	415,725
		512,531
IT Services - 2.0%
Cognizant Technology Solutions Corp. (a)	2,425	112,981
Fiserv, Inc. (a)	4,262	195,498
Paychex, Inc.	6,520	241,761
		550,240
Semiconductor & Semiconductor Equipment - 11.9%
Altera Corp. (a)	9,500	181,545
Applied Materials, Inc.	15,225	258,216
ATI Technologies, Inc. (a)	4,500	62,730
Broadcom Corp. Class A (a)	4,675	219,304
Intel Corp.	38,695	953,832
Intersil Corp Class A	2,800	60,984
KLA-Tencor Corp.	4,350	212,106
Lam Research Corp. (a)	2,550	77,698
Linear Technology Corp.	7,430	279,294
Marvell Technology Group Ltd. (a)	4,850	223,634
Maxim Integrated Products, Inc.	8,340	355,701
Microchip Technology, Inc.	3,150	94,878
Novellus Systems, Inc. (a)	2,550	63,954
Xilinx, Inc.	8,405	234,079
		3,277,955
Software - 15.2%
Adobe Systems, Inc.	8,755	261,337
Autodesk, Inc.	4,325	200,853
BEA Systems, Inc. (a)	6,600	59,268
Check Point Software Technologies Ltd. (a)	4,370	106,278
Citrix Systems, Inc. (a)	3,675	92,390
Electronic Arts, Inc. (a)	5,555	316,024
Intuit, Inc. (a)	4,140	185,513
Mercury Interactive Corp. (a)	1,675	66,330
Microsoft Corp.	66,875	1,720,694
Oracle Corp. (a)	39,060	483,953
Siebel Systems, Inc.	11,100	114,663
Symantec Corp. (a)	22,723	514,903
Synopsys, Inc. (a)	2,405	45,455
		4,167,661
TOTAL INFORMATION TECHNOLOGY		14,017,373
MATERIALS - 0.5%
Chemicals - 0.3%
Sigma-Aldrich Corp.	1,175	75,271
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	4,525	46,879
TOTAL MATERIALS		122,150
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
Level 3 Communications, Inc. (a)	12,500	29,000
MCI, Inc.	6,450	163,636
TOTAL TELECOMMUNICATION SERVICES		192,636
TOTAL COMMON STOCKS (Cost $23,288,747)		$23,524,594

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 14.6%
Nasdaq-100 Index Tracking Stock	101,465	$4,003,809
TOTAL EXCHANGE TRADED FUNDS (Cost $3,900,113)		$4,003,809

	Face	Fair
REPURCHASE AGREEMENTS - 0.1%	Amount	Value
U.S. Bank 2.750% 10/03/2005	$35,000	$35,000
Repurchase price $35,008
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $35,700
TOTAL REPURCHASE AGREEMENTS (Cost $35,000)		$35,000

Total Investments (Cost $27,223,860) (b) - 100.5%		$27,563,403
Liabilities in Excess of Other Assets - (0.5)%		(147,507)
TOTAL NET ASSETS - 100.0%		$27,415,896

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Bristol Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 97.4%
CONSUMER DISCRETIONARY - 6.8%
Hotels, Restaurants & Leisure - 4.2%
Carnival Corp.	4,300	$214,914
Harrah's Entertainment, Inc.	7,100	462,849
Royal Caribbean Cruises Ltd.	7,400	319,680
		997,443
Multiline Retail - 2.0%
J.C. Penney Co. Inc.	9,900	469,458
Specialty Retail - 0.6%
AnnTaylor Stores Corp. (a)	5,300	140,715
TOTAL CONSUMER DISCRETIONARY		1,607,616
CONSUMER STAPLES - 12.8%
Beverages - 4.0%
PepsiCo, Inc.	8,400	476,364
The Coca-Cola Co.	10,700	462,133
		938,497
Food & Staples Retailing - 2.9%
CVS Corp.	16,000	464,160
Wal-Mart Stores, Inc.	5,200	227,864
		692,024
Food Products - 1.3%
Kellogg Co.	6,500	299,845
Household Products - 2.7%
The Procter & Gamble Co.	10,500	624,330
Tobacco - 1.9%
Altria Group, Inc.	6,200	457,002
TOTAL CONSUMER STAPLES		3,011,698
ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	6,200	466,364
Chevron Corp.	7,100	459,583
Occidental Petroleum Corp.	4,100	350,263
Suncor Energy, Inc.	6,800	411,604
XTO Energy, Inc.	9,500	430,540
TOTAL ENERGY		2,118,354
FINANCIALS - 16.1%
Capital Markets - 2.0%
The Goldman Sachs Group, Inc.	3,800	462,004
Commercial Banks - 2.4%
Bank of America Corp.	13,300	559,930
Diversified Financial Services - 3.9%
Citigroup, Inc.	10,600	482,512
JPMorgan Chase & Co.	13,300	451,269
		933,781
Insurance - 7.8%
American International Group, Inc.	7,500	464,700
Lincoln National Corp.	8,700	452,574
The Chubb Corp.	5,200	465,660
The Hartford Financial Services Group, Inc.	6,000	463,020
		1,845,954
TOTAL FINANCIALS		3,801,669
HEALTH CARE - 21.8%
Biotechnology - 2.9%
Amgen, Inc. (a)	5,900	470,053
Human Genome Sciences, Inc. (a)	15,100	205,209
		675,262
Health Care Equipment & Supplies - 3.5%
Fisher Scientific International, Inc. (a)	7,300	452,965
Thermo Electron Corp. (a)	12,100	373,890
		826,855
Health Care Providers & Services - 7.8%
Cardinal Health, Inc.	7,600	482,144
McKesson Corp.	9,700	460,265
Medco Health Solutions, Inc. (a)	8,800	482,504
WellPoint, Inc. (a)	5,500	417,010
		1,841,923
Pharmaceuticals - 7.6%
Abbott Laboratories	6,500	275,600
Eli Lilly & Co.	8,700	465,624
Johnson & Johnson	9,200	582,176
Pfizer, Inc.	18,800	469,436
		1,792,836
TOTAL HEALTH CARE		5,136,876
INDUSTRIALS - 12.1%
Aerospace & Defense - 6.3%
The Boeing Co.	5,000	339,750
Honeywell International, Inc.	12,000	450,000
L-3 Communications Holdings, Inc.	3,000	237,210
United Technologies Corp.	8,700	451,008
		1,477,968
Electrical Equipment - 1.6%
Rockwell Automation, Inc.	7,300	386,170
Industrial Conglomerates - 4.2%
General Electric Co.	16,600	558,922
Tyco International Ltd.	15,500	431,675
		990,597
TOTAL INDUSTRIALS		2,854,735
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 4.8%
Juniper Networks, Inc. (a)	10,200	242,658
Motorola, Inc.	18,900	417,501
QUALCOMM, Inc.	10,700	478,825
		1,138,984
Computers & Peripherals - 3.4%
Hewlett-Packard Co.	15,200	443,840
International Business Machines Corp.	4,500	360,990
		804,830
Internet Software & Services - 2.0%
Google, Inc. Class A (a)	1,500	474,690
IT Services - 1.8%
Hewitt Associates, Inc. (a)	15,500	422,840
Semiconductor & Semiconductor Equipment - 2.0%
Maxim Integrated Products, Inc.	11,000	469,150
Software - 3.0%
Microsoft Corp.	27,500	707,575
TOTAL INFORMATION TECHNOLOGY		4,018,069
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Sprint Nextel Corp.	18,400	437,552
TOTAL TELECOMMUNICATION SERVICES		437,552
TOTAL COMMON STOCKS (Cost $22,079,005)		$22,986,569

	Face	Fair
REPURCHASE AGREEMENTS - 2.9%	Amount	Value
U.S. Bank 2.750% 10/03/2005	$679,000	$679,000
Repurchase price $679,156
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $692,583
TOTAL REPURCHASE AGREEMENTS (Cost $679,000)		$679,000

Total Investments (Cost $22,758,005) (b) - 100.3%		$23,665,569
Liabilities in Excess of Other Assets - (0.3)%		(70,905)
TOTAL NET ASSETS - 100.0%		$23,594,664

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Bryton Growth Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 11.2%
Diversified Consumer Services - 1.8%
Sotheby's Holdings, Inc. Class A Limited Voting Common (a)	10,000	$167,200
Hotels, Restaurants & Leisure - 3.5%
IHOP Corp.	3,600	146,664
Orient-Express Hotels Ltd.	6,000	170,520
		317,184
Specialty Retail - 4.1%
AnnTaylor Stores Corp. (a)	2,100	55,755
Claire's Stores, Inc.	6,448	155,590
The Talbots, Inc.	5,600	167,552
		378,897
Textiles, Apparel & Luxury Goods - 1.8%
The Warnaco Group, Inc. (a)	7,700	168,707
TOTAL CONSUMER DISCRETIONARY		1,031,988
CONSUMER STAPLES - 3.7%
Food & Staples Retailing - 1.8%
Longs Drug Stores Corp.	4,000	171,560
Personal Products - 1.9%
Elizabeth Arden, Inc. (a)	8,000	172,640
TOTAL CONSUMER STAPLES		344,200
ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Berry Petroleum Co. - Class A	2,700	180,063
Forest Oil Corp. (a)	2,800	145,880
Opti Canada, Inc. (a)(b)	5,800	197,076
Plains Exploration & Production Co. (a)	3,100	132,742
TOTAL ENERGY		655,761
FINANCIALS - 5.2%
Capital Markets - 3.9%
Affiliated Managers Group, Inc. (a)	2,400	173,808
optionsXpress Holdings, Inc.	9,500	180,880
		354,688
Thrifts & Mortgage Finance - 1.3%
Flagstar Bancorp, Inc.	7,610	122,521
TOTAL FINANCIALS		477,209
HEALTH CARE - 31.1%
Biotechnology - 17.4%
Cubist Pharmaceuticals, Inc. (a)	8,800	189,552
Exelixis, Inc. (a)	23,000	176,410
Human Genome Sciences, Inc. (a)	11,200	152,208
Isis Pharmaceuticals, Inc. (a)	32,000	161,600
Luminex Corp. (a)	18,000	180,720
NeoPharm, Inc. (a)	11,000	136,400
Progenics Pharmaceuticals, Inc. (a)	6,500	154,115
Protein Design Labs, Inc. (a)	6,450	180,600
Serologicals Corp. (a)	7,484	168,839
Vion Pharmaceuticals, Inc. (a)	50,000	108,500
		1,608,944
Health Care Equipment & Supplies - 9.8%
American Medical Systems Holdings, Inc. (a)	9,000	181,350
ArthroCare Corp. (a)	4,800	193,056
ev3, Inc. (a)	9,500	178,125
NeuroMetrix, Inc. (a)	6,000	178,620
Sybron Dental Specialties, Inc. (a)	4,200	174,636
		905,787
Health Care Providers & Services - 3.9%
Covance, Inc. (a)	3,600	172,764
Option Care, Inc.	12,500	183,000
		355,764
TOTAL HEALTH CARE		2,870,495
INDUSTRIALS - 11.1%
Aerospace & Defense - 7.3%
BE Aerospace, Inc. (a)	11,000	182,270
DRS Technologies, Inc.	3,200	157,952
Esterline Technologies Corp. (a)	4,400	166,716
Hexcel Corp. (a)	9,300	170,097
		677,035
Machinery - 3.8%
Manitowoc Co. Inc.	3,500	175,875
TurboChef Technologies, Inc. (a)	11,000	171,490
		347,365
TOTAL INDUSTRIALS		1,024,400
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 6.1%
Foundry Networks, Inc. (a)	14,000	177,800
Powerwave Technologies, Inc. (a)	14,000	181,860
Tekelec (a)	9,500	199,025
		558,685
Internet Software & Services - 2.1%
ValueClick, Inc. (a)	11,580	197,902
Semiconductor & Semiconductor Equipment - 9.9%
Cypress Semiconductor Corp. (a)	12,000	180,600
Intersil Corp Class A	8,500	185,130
MEMC Electronic Materials, Inc. (a)	8,000	182,320
PMC - Sierra, Inc. (a)	19,700	173,557
Varian Semiconductor Equipment Associates, Inc. (a)	4,500	190,665
		912,272
Software - 8.1%
FileNet Corp. (a)	6,700	186,930
Informatica Corp. (a)	15,500	186,310
Quest Software, Inc. (a)	12,000	180,840
Salesforce.com, Inc. (a)	8,500	196,520
		750,600
TOTAL INFORMATION TECHNOLOGY		2,419,459
MATERIALS - 2.0%
Chemicals - 2.0%
Symyx Technologies Inc. (a)	6,900	180,228
TOTAL MATERIALS		180,228
TOTAL COMMON STOCKS (Cost $7,968,736)		$9,003,740

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 4.7%
U.S. Bank 2.750% 10/03/2005	$435,000	$435,000
Repurchase price $435,100
Collateralized by:
Freddie Mac Mortgage Back Series
#2682 5.193% 10/15/33
Fair Value: $443,702
TOTAL REPURCHASE AGREEMENTS (Cost $435,000)		$435,000

Total Investments (Cost $8,403,736) (c) - 102.3%		$9,438,740
Liabilities in Excess of Other Assets - (2.3)%		(209,165)
TOTAL NET ASSETS - 100.0%		$9,229,575

Percentages are stated as a percent of net assets.

(a)	Non-Income Producing
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $197,096 or 2.1% of the Portfolio's net assets. As discussed in Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
U.S. Equity Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 97.9%
CONSUMER DISCRETIONARY - 9.2%
Household Durables - 2.0%
D.R. Horton, Inc.	1,990	$72,078
Pulte Homes, Inc.	3,230	138,631
		210,709
Internet & Catalog Retail - 1.9%
Coldwater Creek, Inc. (a)	3,490	88,018
Sportsmans Guide, Inc. (a)	4,310	117,663
		205,681
Multiline Retail - 0.4%
Target Corp.	730	37,909
Specialty Retail - 4.0%
Best Buy Co., Inc.	1,635	71,171
Jos. A Bank Clothiers, Inc. (a)	1,450	62,669
Lowe's Cos. Inc.	2,040	131,376
O'Reilly Automotive, Inc. (a)	3,510	98,912
Urban Outfitters, Inc. (a)	2,000	58,800
		422,928
Textiles, Apparel & Luxury Goods - 0.9%
Polo Ralph Lauren Corp.	1,930	97,079
TOTAL CONSUMER DISCRETIONARY		974,306
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 2.3%
CVS Corp.	3,190	92,542
Safeway, Inc.	3,200	81,920
United Natural Foods, Inc. (a)	2,030	71,781
TOTAL CONSUMER STAPLES		246,243

ENERGY - 12.1%
Energy Equipment & Services - 9.7%
Grant Prideco, Inc. (a)	4,230	171,949
Helmerich & Payne, Inc.	1,700	102,663
Lone Star Technologies, Inc. (a)	1,800	100,062
Nabors Industries Ltd. (a)	2,230	160,181
National Oilwell Varco, Inc. (a)	2,440	160,552
Patterson-UTI Energy, Inc.	4,540	163,803
Superior Energy Services, Inc. (a)	2,100	48,489
Unit Corp. (a)	2,000	110,560
		1,018,259
Oil, Gas & Consumable Fuels - 2.4%
Energy Partners Ltd. (a)	2,440	76,177
Ultra Petroleum Corp. (a)	3,160	179,741
		255,918
TOTAL ENERGY		1,274,177

FINANCIALS - 14.2%
Capital Markets - 3.8%
A.G. Edwards, Inc.	1,580	69,220
Investment Technology Group, Inc. (a)	3,600	106,560
Lehman Brothers Holdings, Inc.	700	81,536
Mellon Financial Corp.	2,680	85,680
State Street Corp.	1,180	57,725
		400,721
Consumer Finance - 1.5%
First Cash Financial Services, Inc. (a)	3,880	102,121
World Acceptance Corp. (a)	2,370	60,222
		162,343
Insurance - 8.9%
AFLAC, Inc.	2,100	95,130
Allmerica Financial Corp. (a)	1,930	79,400
American Financial Group, Inc.	2,300	78,039
AmerUs Group Co.	1,690	96,955
Aon Corp.	2,320	74,426
First American Corp.	2,150	98,190
HCC Insurance Holdings, Inc.	2,550	72,751
Horace Mann Educators Corp.	3,370	66,659
MetLife, Inc.	2,020	100,657
Prudential Financial, Inc.	1,210	81,748
Selective Insurance Group	1,810	88,509
		932,464
TOTAL FINANCIALS		1,495,528
HEALTH CARE - 18.8%
Biotechnology - 3.6%
Celgene Corp. (a)	2,590	140,689
Digene Corp. (a)	3,980	113,430
United Therapeutics Corp. (a)	1,740	121,452
		375,571
Health Care Providers & Services - 15.2%
AmerisourceBergen Corp.	1,680	129,864
Caremark Rx, Inc. (a)	2,250	112,342
CIGNA Corp.	900	106,074
Community Health Systems, Inc. (a)	2,910	112,937
Coventry Health Care, Inc. (a)	1,320	113,546
Express Scripts, Inc. (a)	2,190	136,218
Health Net, Inc. (a)	2,230	105,524
Henry Schein, Inc. (a)	2,410	102,714
McKesson Corp.	2,610	123,845
Medco Health Solutions, Inc. (a)	1,800	98,694
Omnicare, Inc.	2,340	131,578
PSS World Medical, Inc. (a)	8,900	118,726
UnitedHealth Group, Inc.	1,840	103,408
WellChoice, Inc. (a)	1,410	107,019
		1,602,489
TOTAL HEALTH CARE		1,978,060
INDUSTRIALS - 16.6%
Aerospace & Defense - 1.9%
L-3 Communications Holdings, Inc.	1,410	111,489
Lockheed Martin Corp.	1,430	87,287
		198,776
Airlines - 1.0%
SkyWest, Inc.	3,720	99,770
Building Products - 0.7%
ElkCorp	760	27,185
Griffon Corp. (a)	1,000	24,600
Simpson Manufacturing Co., Inc.	680	26,615
		78,400
Commercial Services & Supplies - 3.5%
John H Harland Co.	2,470	109,668
Labor Ready, Inc. (a)	3,500	89,775
Monster Worldwide, Inc. (a)	3,630	111,477
Portfolio Recovery Associates, Inc. (a)	1,450	62,611
		373,531
Machinery - 3.6%
Cummins, Inc.	1,390	122,306
Joy Global, Inc.	2,830	142,802
Manitowoc Co. Inc.	2,250	113,062
		378,170
Marine - 2.0%
CP Ships Ltd.	5,050	107,717
Kirby Corp. (a)	2,010	99,354
		207,071
Road & Rail - 2.0%
CSX Corp.	2,510	116,665
Norfolk Southern Corp.	2,310	93,694
		210,359
Trading Companies & Distributors - 1.9%
Fastenal Co.	1,510	92,246
MSC Industrial Direct Co., Inc.	3,270	108,466
		200,712
TOTAL INDUSTRIALS		1,746,789
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 2.1%
Netgear, Inc. (a)	4,190	100,811
NICE Systems, Ltd. - ADR (a)	2,030	91,715
Nokia Corp. - ADR	1,760	29,762
		222,288
Computers & Peripherals - 1.6%
Logitech International SA - ADR (a)	1,400	57,050
Rimage Corp. (a)	4,140	110,414
		167,464
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	380	120,255
j2 Global Communications, Inc. (a)	820	33,144
		153,399
IT Services - 1.6%
Fiserv, Inc. (a)	1,500	68,805
Satyam Computer Services Ltd. - ADR	3,480	105,166
		173,971
Semiconductor & Semiconductor Equipment - 1.2%
Marvell Technology Group Ltd. (a)	470	21,672
Texas Instruments, Inc.	3,180	107,802
		129,474
Software - 0.5%
Fair Isaac Corp.	1,100	49,280
TOTAL INFORMATION TECHNOLOGY		895,876
MATERIALS - 9.1%
Chemicals - 1.3%
Agrium, Inc.	2,930	64,372
The Scotts Miracle-Gro Co.	820	72,103
		136,475
Construction Materials - 2.2%
Cemex S.A. de C.V. - ADR	1,000	52,300
Eagle Materials, Inc.	1,000	121,370
Lafarge North America, Inc.	950	64,230
		237,900
Metals & Mining - 5.6%
Companhia Vale do Rio Doce - ADR	920	40,351
Falconbridge Ltd.	4,060	108,483
Freeport-McMoRan Copper & Gold, Inc. Class B	2,390	116,130
Reliance Steel & Aluminum Co.	2,010	106,389
Steel Dynamics, Inc.	3,090	104,937
Steel Technologies, Inc.	4,240	109,943
		586,233
TOTAL MATERIALS		960,608
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.9%
Philippine Long Distance Telephone - ADR	3,160	96,222
Sprint Nextel Corp.	880	20,927
Telefonos de Mexico SA de CV - ADR	3,890	82,740
		199,889
Wireless Telecommunication Services - 1.2%
America Movil SA de CV - ADR	5,040	132,653
TOTAL TELECOMMUNICATION SERVICES		332,542
UTILITIES - 4.0%
Electric Utilities - 1.2%
El Paso Electric Co. (a)	2,570	53,584
FirstEnergy Corp.	1,440	75,053
		128,637
Gas Utilities - 0.4%
Equitable Resources, Inc.	1,100	42,966
Multi-Utilities - 0.8%
Public Service Enterprise Group, Inc.	480	30,893
TECO Energy, Inc.	2,700	48,654
		79,547
Water Utilities - 1.6%
American States Water Co.	2,920	97,703
California Water Service Group	1,840	75,808
		173,511
TOTAL UTILITIES		424,661
TOTAL COMMON STOCKS (Cost $9,242,938)		$10,328,790

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 2.4%
U.S. Government Agency Issues - 2.4%
Federal Home Loan Bank
2.650% 10/03/2005	$247,000	$246,959
Variable Rate Demand Notes - 0.0%
Wisconsin Corporate Central Credit Union
3.510% 12/31/2031 (b)	789	789
TOTAL SHORT-TERM NOTES (Cost $247,748)		$247,748

Total Investments (Cost $9,490,686) (c) - 100.3%		$10,576,538
Liabilities in Excess of Other Assets - (0.3)%		(28,656)
TOTAL NET ASSETS - 100.0%		$10,547,882

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Security is a variable rate instrument in which the coupon rate is adjusted weekly based on the one-month LIBOR rate. The interest rate stated is the rate in effect at period-end.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Balanced Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 75.1%
CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.8%
DaimlerChrysler AG	620	$32,934
Household Durables - 1.1%
D.R. Horton, Inc.	550	19,921
Tupperware Corp.	1,050	23,919
		43,840
Internet & Catalog Retail - 1.4%
Coldwater Creek, Inc. (a)	1,150	29,003
Sportsmans Guide, Inc. (a)	1,010	27,573
		56,576
Specialty Retail - 1.4%
AnnTaylor Stores Corp. (a)	920	24,426
GameStop Corp. (a)	1,010	31,785
		56,211
Textiles, Apparel & Luxury Goods - 2.0%
Oxford Industries, Inc.	660	29,779
Reebok International Ltd.	530	29,982
V.F. Corp.	310	17,971
		77,732
TOTAL CONSUMER DISCRETIONARY		267,293
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 1.4%
The Kroger Co. (a)	1,600	32,944
United Natural Foods, Inc. (a)	650	22,984
		55,928
Household Products - 0.9%
Church & Dwight, Inc.	500	18,470
Colgate-Palmolive Co.	330	17,421
		35,891
Tobacco - 0.8%
Altria Group, Inc.	430	31,695
TOTAL CONSUMER STAPLES		123,514
ENERGY - 5.9%
Energy Equipment & Services - 3.1%
BJ Services Co.	820	29,512
Diamond Offshore Drilling	470	28,787
Patterson-UTI Energy, Inc.	930	33,554
Tidewater, Inc.	640	31,149
		123,002
Oil, Gas & Consumable Fuels - 2.8%
Chevron Corp.	500	32,365
ConocoPhillips	400	27,964
Marathon Oil Corp.	290	19,990
Remington Oil & Gas Corp. (a)	790	32,785
		113,104
TOTAL ENERGY		236,106
FINANCIALS - 11.2%
Capital Markets - 2.5%
A.G. Edwards, Inc.	750	32,857
Investment Technology Group, Inc. (a)	1,130	33,448
The Bear Stearns Companies Inc.	280	30,730
		97,035
Consumer Finance - 1.5%
First Cash Financial Services, Inc. (a)	1,270	33,427
Providian Financial Corp. (a)	1,530	27,050
		60,477
Insurance - 6.3%
First American Corp.	740	33,796
HCC Insurance Holdings, Inc.	920	26,248
Horace Mann Educators Corp.	1,100	21,758
Lincoln National Corp.	550	28,611
Prudential Financial, Inc.	490	33,104
Selective Insurance Group	430	21,027
The Hartford Financial Services Group, Inc.	280	21,608
The St. Paul Travelers Companies Inc.	620	27,819
UnumProvident Corp.	1,890	38,745
		252,716
Thrifts & Mortgage Finance - 0.9%
IndyMac Bancorp, Inc.	550	21,769
Washington Mutual, Inc.	360	14,119
		35,888
TOTAL FINANCIALS		446,116
HEALTH CARE - 12.4%
Biotechnology - 2.3%
Celgene Corp. (a)	670	36,394
Digene Corp. (a)	950	27,075
United Therapeutics Corp. (a)	420	29,316
		92,785
Health Care Equipment & Supplies - 2.1%
Lifecell Corp. (a)	1,280	27,687
Merit Medical Systems, Inc. (a)	1,650	29,271
West Pharmaceutical Services, Inc.	930	27,593
		84,551
Health Care Providers & Services - 6.6%
Aetna, Inc.	330	28,426
AmerisourceBergen Corp.	390	30,147
CIGNA Corp.	230	27,108
Community Health Systems, Inc. (a)	660	25,615
Health Net, Inc. (a)	620	29,338
Manor Care, Inc.	750	28,807
McKesson Corp.	690	32,741
Omnicare, Inc.	610	34,300
PSS World Medical, Inc. (a)	2,030	27,080
		263,562
Pharmaceuticals - 1.4%
AstraZeneca PLC - ADR	580	27,318
Medicis Pharmaceutical Corp.	830	27,025
		54,343
TOTAL HEALTH CARE		495,241
INDUSTRIALS - 16.6%
Aerospace & Defense - 2.5%
Goodrich Corp.	910	40,349
Honeywell International, Inc.	900	33,750
L-3 Communications Holdings, Inc.	340	26,884
		100,983
Airlines - 1.0%
SkyWest, Inc.	1,440	38,621
Building Products - 0.7%
ElkCorp	730	26,112
Commercial Services & Supplies - 1.8%
CDI Corp.	1,200	35,448
Manpower, Inc.	830	36,844
		72,292
Construction & Engineering - 1.3%
Jacobs Engineering Group, Inc. (a)	420	28,308
URS Corp. (a)	620	25,042
		53,350
Machinery - 3.6%
Cummins, Inc.	440	38,716
Joy Global, Inc.	780	39,359
Manitowoc Co. Inc.	870	43,717
Stewart & Stevenson Services, Inc.	950	22,657
		144,449
Marine - 1.5%
CP Ships Ltd.	1,500	31,995
Kirby Corp. (a)	590	29,164
		61,159
Road & Rail - 2.3%
Burlington Northern Santa Fe Corp.	510	30,498
Canadian National Railway Co.	420	29,816
Norfolk Southern Corp.	760	30,825
		91,139
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies, Inc.	1,070	38,391
MSC Industrial Direct Co., Inc.	1,080	35,824
		74,215
TOTAL INDUSTRIALS		662,320
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 1.5%
Netgear, Inc. (a)	1,240	29,834
QUALCOMM, Inc.	640	28,640
		58,474
Computers & Peripherals - 0.8%
Logitech International SA - ADR (a)	820	33,415
Electronic Equipment & Instruments - 1.6%
Mettler-Toledo International, Inc. (a)	620	31,608
Park Electrochemical Corp.	1,160	30,914
		62,522
Internet Software & Services - 0.5%
j2 Global Communications, Inc. (a)	510	20,614
IT Services - 0.7%
MAXIMUS, Inc.	850	30,388
Semiconductor & Semiconductor Equipment - 1.8%
Marvell Technology Group Ltd. (a)	670	30,894
Texas Instruments, Inc.	1,210	41,019
		71,913
TOTAL INFORMATION TECHNOLOGY		277,326
MATERIALS - 7.5%
Construction Materials - 3.0%
Cemex S.A. de C.V. - ADR	740	38,702
Eagle Materials, Inc.	310	37,625
Florida Rock Industries, Inc.	360	23,072
Lafarge North America, Inc.	300	20,283
		119,682
Metals & Mining - 4.5%
BHP Billiton Ltd. - ADR	750	25,635
Companhia Vale do Rio Doce - ADR	780	34,211
Freeport-McMoRan Copper & Gold, Inc. Class B	570	27,696
Reliance Steel & Aluminum Co.	740	39,168
Rio Tinto PLC - ADR	160	26,288
Steel Technologies, Inc.	1,130	29,301
		182,299
TOTAL MATERIALS		301,981
UTILITIES - 4.8%
Electric Utilities - 1.1%
PPL Corp.	740	23,924
The Southern Co.	590	21,099
		45,023
Gas Utilities - 0.5%
ONEOK, Inc.	590	20,072
Multi-Utilities - 2.1%
CenterPoint Energy, Inc.	1,770	26,320
Consolidated Edison, Inc.	390	18,935
Public Service Enterprise Group, Inc.	280	18,021
TECO Energy, Inc.	1,070	19,281
		82,557
Water Utilities - 1.1%
American States Water Co.	740	24,760
California Water Service Group	510	21,012
		45,772
TOTAL UTILITIES		193,424
TOTAL COMMON STOCKS (Cost $2,727,031)		$3,003,321

	Face	Fair
	Amount	Value
CORPORATE BONDS - 12.2%
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 2.0%
DaimlerChrysler N.A. Holding Corp.
4.125% 03/07/2007	$30,000	$29,696
6.500% 11/15/2013	30,000	31,769
General Motors Corp.
7.700% 04/15/2016	26,000	20,930
		82,395
Media - 0.3%
Mediacom Broadband LLC
11.000% 07/15/2013	10,000	10,825
Multiline Retail - 0.4%
Dillard's Inc.
9.500% 09/01/2009	15,000	16,275
TOTAL CONSUMER DISCRETIONARY		109,495
CONSUMER STAPLES - 0.7%
Food Products - 0.3%
Archer-Daniels-Midland Co.
8.375% 04/15/2017	10,000	12,682
Tobacco - 0.4%
Altria Group, Inc.
6.950% 06/01/2006	15,000	15,228
TOTAL CONSUMER STAPLES		27,910
FINANCIALS - 5.4%
Capital Markets - 0.2%
Merrill Lynch & Co., Inc.
5.000% 02/03/2014	10,000	9,962
Commercial Banks - 0.5%
First Tennessee Bank
3.210% 11/18/2005 (b)	20,000	19,996
Consumer Finance - 1.6%
Ford Motor Credit Co.
5.250% 03/21/2011	25,000	20,569
General Motors Acceptance Corp.
5.125% 05/09/2008	25,000	23,286
7.750% 01/19/2010	20,000	19,403
		63,258
Diversified Financial Services - 1.1%
Citigroup, Inc.
5.125% 05/05/2014	10,000	10,135
6.875% 02/15/2098	30,000	34,611
		44,746
Insurance - 1.6%
AFC Capital Trust I
8.207% 02/03/2027	10,000	10,886
Fairfax Financial Holdings Ltd.
7.750% 04/26/2012	25,000	24,125
UnumProvident Corp.
7.190% 02/01/2028	30,000	27,795
		62,806
Thrifts & Mortgage Finance - 0.4%
Countrywide Home Loans, Inc.
4.000% 03/22/2011	15,000	14,267
TOTAL FINANCIALS		215,035
INDUSTRIALS - 1.3%
Commercial Services & Supplies - 0.7%
United Rentals North America, Inc.
7.750% 11/15/2013	30,000	29,100
Industrial Conglomerates - 0.4%
General Electric Co.
5.000% 02/01/2013	15,000	15,148
Machinery - 0.2%
Caterpillar Financial Services Corp.
4.000% 07/15/2009	10,000	9,697
TOTAL INDUSTRIALS		53,945
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.1%
Avnet, Inc.
8.000% 11/15/2006	4,000	4,200
IT Services - 0.4%
First Data Corp.
4.700% 11/01/2006	15,000	15,014
TOTAL INFORMATION TECHNOLOGY		19,214
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Bell Atlantic Pennsylvania, Inc.
6.000% 12/01/2028	10,000	9,762
GTE Corp.
6.940% 04/15/2028	35,000	38,374
TOTAL TELECOMMUNICATION SERVICES		48,136
UTILITIES - 0.4%
Gas Utilities - 0.4%
SEMCO Energy, Inc.
8.000% 06/30/2016	14,000	14,092
TOTAL UTILITIES		14,092
TOTAL CORPORATE BONDS (Cost $502,770)		$487,827

	Face	Fair
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 5.0%
Fannie Mae - 3.0%
5.000% 07/26/2013	$25,000	$24,632
5.000% 07/09/2018	25,000	23,941
5.250% 04/15/2019	20,000	19,628
6.250% 05/15/2029	20,000	23,600
7.125% 01/15/2030	20,000	26,064
		117,865
Federal Home Loan Bank - 1.0%
4.500% 09/16/2013	20,000	19,873
5.375% 08/15/2018	20,000	21,054
		40,927
Freddie Mac - 1.0%
5.250% 07/27/2017	25,000	24,724
5.000% 09/09/2016	15,000	14,730
		39,454
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $194,797)		$198,246

	Face	Fair
	Amount	Value
U.S. TREASURY OBLIGATIONS - 2.2%
U.S. Treasury Bonds - 1.0%
7.500% 11/15/2016	$30,000	$37,981
Total U.S. Treasury Bonds		37,981
U.S. Treasury Notes - 1.2%
5.000% 02/15/2011	30,000	31,114
3.875% 02/15/2013	19,000	18,517
Total U.S. Treasury Notes		49,631
TOTAL U.S. TREASURY OBLIGATIONS (Cost $87,646)		$87,612

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 8.6%
U.S. Government Agency Issues - 8.6%
Federal Home Loan Bank
2.650% 10/03/2005	$342,000	$341,943
Variable Rate Demand Notes - 0.0%
Wisconsin Corporate Central Credit Union
3.510% 12/31/2031 (c)	182	182
TOTAL SHORT-TERM NOTES (Cost $342,125)		$342,125

Total Investments (Cost $3,854,369) (d) - 103.1%		$4,119,131
Liabilities in Excess of Other Assets - (3.1)%		(123,196)
TOTAL NET ASSETS - 100.0%		$3,995,935

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Security is variable rate instrument in which the coupon rate is adjusted quarterly based on the three-month LIBOR rate minus six basis points. The interest rate stated is the rate in effect at period-end.
(c)	Security is variable rate instrument in which the coupon rate is adjusted weekly based on the one-month LIBOR. The interest rate stated is the rate in effect at period-end.
(d)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Covered Call Portfolio
September 30, 2005 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 96.7%
CONSUMER DISCRETIONARY - 7.5%
Household Durables - 2.7%
D.R. Horton, Inc.	900	$32,598
Harman International Industries, Inc.	400	40,908
Pulte Homes, Inc.	800	34,336
		107,842
Internet & Catalog Retail - 1.0%
Coldwater Creek, Inc. (a)	1,500	37,830
Specialty Retail - 2.8%
Best Buy Co., Inc.	750	32,648
Jos. A Bank Clothiers, Inc. (a)	300	12,966
Lowe's Cos. Inc.	700	45,080
Urban Outfitters, Inc. (a)	600	17,640
		108,334
Textiles, Apparel & Luxury Goods - 1.0%
Polo Ralph Lauren Corp.	800	40,240
TOTAL CONSUMER DISCRETIONARY		294,246
CONSUMER STAPLES - 2.5%
Food & Staples Retailing - 2.2%
Nash Finch Co.	400	16,876
Performance Food Group Co. (a)	1,200	37,872
Safeway, Inc.	1,200	30,720
		85,468
Tobacco - 0.3%
Altria Group, Inc.	200	14,742
TOTAL CONSUMER STAPLES		100,210
ENERGY - 14.5%
Energy Equipment & Services - 9.6%
Grant Prideco, Inc. (a)	1,300	52,845
Lone Star Technologies, Inc. (a)	500	27,795
Nabors Industries Ltd. (a)	700	50,281
National Oilwell Varco, Inc. (a)	900	59,220
Patterson-UTI Energy, Inc.	1,800	64,944
Superior Energy Services, Inc. (a)	2,000	46,180
Unit Corp. (a)	900	49,752
W-H Energy Services, Inc. (a)	800	25,936
		376,953
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.	400	30,088
Marathon Oil Corp.	301	20,748
Newfield Exploration Co. (a)	700	34,370
Peabody Energy Corp.	400	33,740
Ultra Petroleum Corp. (a)	1,300	73,944
		192,890
TOTAL ENERGY		569,843
FINANCIALS - 8.5%
Capital Markets - 1.3%
A.G. Edwards, Inc.	300	13,143
Lehman Brothers Holdings, Inc.	200	23,296
The Goldman Sachs Group, Inc.	100	12,158
		48,597
Consumer Finance - 1.0%
Capital One Financial Corp.	500	39,760
Insurance - 6.2%
AFLAC, Inc.	800	36,240
The Hartford Financial Services Group, Inc.	600	46,302
Loews Corp.	600	55,446
MetLife, Inc.	700	34,881
Prudential Financial, Inc.	400	27,024
Selective Insurance Group	900	44,010
		243,903
TOTAL FINANCIALS		332,260
HEALTH CARE - 16.0%
Biotechnology - 3.8%
Celgene Corp. (a)	900	48,888
Digene Corp. (a)	1,600	45,600
United Therapeutics Corp. (a)	800	55,840
		150,328
Health Care Equipment & Supplies - 1.5%
Lifecell Corp. (a)	1,200	25,956
Respironics, Inc. (a)	800	33,744
		59,700
Health Care Providers & Services - 10.3%
Aetna, Inc.	600	51,684
AMERIGROUP Corp. (a)	500	9,560
CIGNA Corp.	500	58,930
Coventry Health Care, Inc. (a)	500	43,010
Health Net, Inc. (a)	600	28,392
Henry Schein, Inc. (a)	600	25,572
McKesson Corp.	900	42,705
Medco Health Solutions, Inc. (a)	800	43,864
Omnicare, Inc.	800	44,984
Psychiatric Solutions, Inc. (a)	400	21,692
United Surgical Partners International, Inc. (a)	900	35,199
		405,592
Pharmaceuticals - 0.4%
AstraZeneca PLC - ADR	300	14,130
TOTAL HEALTH CARE		629,750
INDUSTRIALS - 19.4%
Aerospace & Defense - 0.6%
Goodrich Corp.	500	22,170
Air Freight & Logistics - 0.3%
CNF, Inc.	200	10,500
Airlines - 0.3%
SkyWest, Inc.	500	13,410
Building Products - 2.3%
ElkCorp	900	32,193
Universal Forest Products, Inc.	1,000	57,320
		89,513
Commercial Services & Supplies - 2.4%
Gevity HR, Inc.	1,500	40,860
Labor Ready, Inc. (a)	900	23,085
Resources Connection, Inc. (a)	1,100	32,593
		96,538
Construction & Engineering - 1.5%
Granite Construction, Inc.	1,000	38,240
Jacobs Engineering Group, Inc. (a)	300	20,220
		58,460
Machinery - 5.4%
Caterpillar, Inc.	600	35,250
Ceradyne, Inc. (a)	1,300	47,684
Cummins, Inc.	400	35,196
Joy Global, Inc.	1,200	60,552
Oshkosh Truck Corp.	800	34,528
		213,210
Marine - 0.8%
CP Ships Ltd.	1,500	31,995
Road & Rail - 3.0%
Burlington Northern Santa Fe Corp.	800	47,840
CSX Corp.	700	32,536
Norfolk Southern Corp.	900	36,504
		116,880
Trading Companies & Distributors - 2.8%
Fastenal Co.	500	30,545
Watsco, Inc.	900	47,799
WESCO International, Inc. (a)	900	30,483
		108,827
TOTAL INDUSTRIALS		761,503
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.2%
Netgear, Inc. (a)	1,900	45,714
Computers & Peripherals - 0.1%
SanDisk Corp. (a)	100	4,825
Electronic Equipment & Instruments - 0.5%
Nam Tai Electronics, Inc.	700	17,801
Internet Software & Services - 1.7%
Digital River, Inc. (a)	600	20,910
Google, Inc. Class A (a)	100	31,646
j2 Global Communications, Inc. (a)	400	16,168
		68,724
IT Services - 1.4%
CACI International, Inc. - Class A (a)	500	30,300
Cognizant Technology Solutions Corp. (a)	500	23,295
		53,595
Semiconductor & Semiconductor Equipment - 1.6%
International Rectifier Corp. (a)	600	27,048
Texas Instruments, Inc.	1,100	37,290
		64,338
Software - 1.5%
Fair Isaac Corp.	400	17,920
Sonic Solutions (a)	1,900	40,850
		58,770
TOTAL INFORMATION TECHNOLOGY		313,767
MATERIALS - 12.2%
Chemicals - 1.0%
Headwaters, Inc. (a)	1,000	37,400
Construction Materials - 3.9%
Cemex S.A. de C.V. - ADR	1,000	52,300
Eagle Materials, Inc.	500	60,685
Lafarge North America, Inc.	600	40,566
		153,551
Metals & Mining - 7.3%
BHP Billiton Ltd. - ADR	1,300	44,434
Companhia Vale do Rio Doce - ADR	1,300	57,018
Freeport-McMoRan Copper & Gold, Inc. Class B	700	34,013
Reliance Steel & Aluminum Co.	900	47,637
Rio Tinto PLC - ADR	200	32,860
Steel Dynamics, Inc.	1,300	44,148
Steel Technologies, Inc.	1,100	28,523
		288,633
TOTAL MATERIALS		479,584
TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
America Movil SA de CV - ADR	2,100	55,272
NII Holdings, Inc. (a)	300	25,335
TOTAL TELECOMMUNICATION SERVICES		80,607
UTILITIES - 6.0%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	400	15,880
FirstEnergy Corp.	700	36,484
FPL Group, Inc.	200	9,520
PPL Corp.	600	19,398
		81,282
Gas Utilities - 1.4%
Equitable Resources, Inc.	800	31,248
Questar Corp.	300	26,436
		57,684
Independent Power Producers & Energy Traders - 0.5%
Constellation Energy Group, Inc.	300	18,480
Multi-Utilities - 2.0%
PG&E Corp.	100	3,925
Public Service Enterprise Group, Inc.	600	38,616
Sempra Energy	800	37,648
		80,189
TOTAL UTILITIES		237,635
TOTAL COMMON STOCKS (Cost $3,322,474) (c)		$3,799,405

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 7.5%
U.S. Government Agency Issues - 7.5%
Federal Home Loan Bank
2.650%, 10/03/2005	$294,000	$293,951
Variable Rate Demand Notes - 0.0%
Wisconsin Corporate Central Credit Union
3.510%, 12/31/2031 (b)	642	642
TOTAL SHORT-TERM NOTES (Cost $294,594)		$294,593

Total Investments (Cost $3,617,068) (d) - 104.2%		$4,093,998
Liabilities in Excess of Other Assets - (4.2)%		(165,255)
TOTAL NET ASSETS - 100.0%		$3,928,743

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-Income Producing
(b)	Security is a variable rate instrument in which the coupon rate is adjusted weekly based on the one-month LIBOR. The interest rate stated is the rate in effect at period-end.
(c)	All common stocks are fully or partially pledged as collateral for call options outstanding, which are presented in the following schedule of outstanding call options.
(d)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3.

Ohio National Fund, Inc.
Covered Call Portfolio
September 30, 2005 (Unaudited)

Schedule of Options Written

		Fair
	Contracts*	Value
CALL OPTIONS

Aetna, Inc.
Expiration: October, 2005, Exercise Price: $85.00	3	$735
Expiration: November, 2005, Exercise Price: $85.00	3	1,230
AFLAC, Inc.
Expiration: November, 2005, Exercise Price: $45.00	8	1,120
A.G. Edwards, Inc.
Expiration: November, 2005, Exercise Price: $45.00	3	262
Altria Group, Inc.
Expiration: October, 2005, Exercise Price: $70.00	1	470
Expiration: December, 2005, Exercise Price: $75.00	1	300
America Movil SA de CV ADR
Expiration: October, 2005, Exercise Price: $25.00	15	2,400
Expiration: November, 2005, Exercise Price: $25.00	6	1,260
American Electric Power Co., Inc.
Expiration: November, 2005, Exercise Price: $37.50	2	510
Expiration: November, 2005, Exercise Price: $40.00	2	150
Apache Corp.
Expiration: November, 2005, Exercise Price: $80.00	1	180
Expiration: January, 2006, Exercise Price: $75.00	3	1,710
AstraZeneca PLC
Expiration: October, 2005, Exercise Price: $45.00	1	250
Expiration: October, 2005, Exercise Price: $50.00	1	15
Expiration: November, 2005, Exercise Price: $45.00	1	290
Best Buy Co., Inc.
Expiration: November, 2005, Exercise Price: $42.50	4	1,120
Expiration: December, 2005, Exercise Price: $47.50	3	390
BHP Billiton Ltd.
Expiration: November, 2005, Exercise Price: $35.00	13	1,625
Burlington Northern Santa Fe Corp.
Expiration: November, 2005, Exercise Price: $60.00	4	900
Expiration: January, 2006, Exercise Price: $60.00	4	1,320
CACI International, Inc. - Class A
Expiration: October, 2005, Exercise Price: $60.00	3	682
Expiration: December, 2005, Exercise Price: $65.00	2	380
Capital One Financial Corp.
Expiration: October, 2005, Exercise Price: $80.00	3	510
Expiration: October, 2005, Exercise Price: $85.00	1	25
Expiration: November, 2005, Exercise Price: $80.00	1	255
Caterpillar, Inc.
Expiration: October, 2005, Exercise Price: $60.00	4	340
Expiration: November, 2005, Exercise Price: $57.50	2	600
Celgene Corp.
Expiration: October, 2005, Exercise Price: $55.00	5	1,325
Expiration: January, 2006, Exercise Price: $60.00	4	1,600
Cemex S.A. de C.V. ADR
Expiration: November, 2005, Exercise Price: $50.00	3	1,170
Expiration: November, 2005, Exercise Price: $55.00	6	840
Expiration: January, 2006, Exercise Price: $55.00	1	255
Ceradyne, Inc.
Expiration: December, 2005, Exercise Price: $35.00	10	3,950
Expiration: December, 2005, Exercise Price: $40.00	3	525
CIGNA Corp.
Expiration: October, 2005, Exercise Price: $115.00	5	2,050
CNF, Inc.
Expiration: October, 2005, Exercise Price: $50.00	1	340
Expiration: November, 2005, Exercise Price: $47.50	1	565
Cognizant Technology Solutions Corp.
Expiration: October, 2005, Exercise Price: $45.00	5	1,175
Coldwater Creek, Inc.
Expiration: October, 2005, Exercise Price: $25.00	8	960
Expiration: October, 2005, Exercise Price: $30.00	3	22
Expiration: January, 2006, Exercise Price: $30.00	4	540
Companhia Vale do Rio Doce ADR
Expiration: November, 2005, Exercise Price: $45.00	9	1,440
Expiration: January, 2006, Exercise Price: $50.00	4	520
Constellation Energy Group, Inc.
Expiration: October, 2005, Exercise Price: $60.00	2	500
Expiration: January, 2006, Exercise Price: $65.00	1	175
Coventry Health Care, Inc.
Expiration: November, 2005, Exercise Price: $85.00	4	1,640
Expiration: January, 2006, Exercise Price: $90.00	1	350
CP Ships Ltd. ADR
Expiration: October, 2005, Exercise Price: $22.50	15	75
CSX Corp.
Expiration: October, 2005, Exercise Price: $45.00	3	600
Expiration: November, 2005, Exercise Price: $45.00	4	1,020
Cummins, Inc.
Expiration: October, 2005, Exercise Price: $85.00	2	820
Expiration: December, 2005, Exercise Price: $90.00	1	370
Expiration: December, 2005, Exercise Price: $95.00	1	165
D.R. Horton, Inc.
Expiration: November, 2005, Exercise Price: $35.00	5	1,425
Expiration: November, 2005, Exercise Price: $40.00	4	280
Digene Corp.
Expiration: October, 2005, Exercise Price: $30.00	8	560
Expiration: December, 2005, Exercise Price: $30.00	8	1,300
Digital River, Inc.
Expiration: November, 2005, Exercise Price: $35.00	3	780
Expiration: December, 2005, Exercise Price: $40.00	3	360
Eagle Materials, Inc.
Expiration: October, 2005, Exercise Price: $115.00	3	2,100
Expiration: October, 2005, Exercise Price: $120.00	1	410
Expiration: January, 2006, Exercise Price: $125.00	1	660
ElkCorp
Expiration: November, 2005, Exercise Price: $35.00	6	1,620
Expiration: January, 2006, Exercise Price: $40.00	3	510
Equitable Resources, Inc.
Expiration: October, 2005, Exercise Price: $37.50	2	355
Expiration: December, 2005, Exercise Price: $37.50	4	950
Expiration: December, 2005, Exercise Price: $40.00	2	210
Fastenal Co.
Expiration: November, 2005, Exercise Price: $60.00	4	1,240
Expiration: November, 2005, Exercise Price: $65.00	1	85
FirstEnergy Corp.
Expiration: October, 2005, Exercise Price: $50.00	4	960
Expiration: January, 2006, Exercise Price: $55.00	3	240
FPL Group, Inc.
Expiration: October, 2005, Exercise Price: $45.00	1	285
Freeport-McMoRan Copper & Gold, Inc. Class B
Expiration: November, 2005, Exercise Price: $45.00	2	900
Expiration: January, 2006, Exercise Price: $50.00	5	1,400
Gevity HR, Inc.
Expiration: November, 2005, Exercise Price: $25.00	12	3,360
Expiration: February 2006, Exercise Price: $30.00	3	405
Goodrich Corp.
Expiration: November, 2005, Exercise Price: $45.00	5	690
Google, Inc. Class A
Expiration: October, 2005, Exercise Price: $300.00	1	2,040
Granite Construction, Inc.
Expiration: December, 2005, Exercise Price: $35.00	6	2,670
Expiration: December, 2005, Exercise Price: $40.00	4	720
Grant Prideco, Inc.
Expiration: October, 2005, Exercise Price: $40.00	5	850
Expiration: November, 2005, Exercise Price: $40.00	8	2,360
Harman International Industries, Inc.
Expiration: October, 2005, Exercise Price: $100.00	3	1,470
Expiration: October, 2005, Exercise Price: $105.00	1	250
Headwaters, Inc.
Expiration: November, 2005, Exercise Price: $40.00	10	1,150
Health Net, Inc.
Expiration: November, 2005, Exercise Price: $47.50	3	607
Expiration: January, 2006, Exercise Price: $47.50	3	960
Henry Schein, Inc.
Expiration: October, 2005, Exercise Price: $40.00	2	580
Expiration: October, 2005, Exercise Price: $45.00	2	55
Expiration: January, 2006, Exercise Price: $45.00	2	280
International Rectifier Corp.
Expiration: November, 2005, Exercise Price: $45.00	2	450
Expiration: December, 2005, Exercise Price: $45.00	2	620
Expiration: December, 2005, Exercise Price: $50.00	2	210
j2 Global Communications, Inc.
Expiration: October, 2005, Exercise Price: $40.00	2	250
Expiration: December, 2005, Exercise Price: $40.00	2	590
Jacobs Engineering Group, Inc.
Expiration: October, 2005, Exercise Price: $65.00	2	600
Expiration: November, 2005, Exercise Price: $70.00	1	165
Jos. A Bank Clothiers, Inc.
Expiration: October, 2005, Exercise Price: $40.00	3	1,095
Joy Global, Inc.
Expiration: October, 2005, Exercise Price: $50.00	6	1,230
Expiration: November, 2005, Exercise Price: $50.00	2	660
Expiration: January, 2006, Exercise Price: $55.00	4	960
Labor Ready, Inc.
Expiration: November, 2005, Exercise Price: $22.50	7	2,450
Expiration: November, 2005, Exercise Price: $25.00	2	380
Lafarge North America, Inc.
Expiration: October, 2005, Exercise Price: $65.00	3	990
Expiration: October, 2005, Exercise Price: $70.00	3	195
Lehman Brothers Holdings, Inc.
Expiration: October, 2005, Exercise Price: $115.00	1	295
Expiration: November, 2005, Exercise Price: $115.00	1	420
Lifecell Corp.
Expiration: November, 2005, Exercise Price: $22.50	8	880
Expiration: December, 2005, Exercise Price: $25.00	4	480
Loews Corp.
Expiration: October, 2005, Exercise Price: $90.00	6	1,860
Lone Star Technologies, Inc.
Expiration: November, 2005, Exercise Price: $60.00	5	1,000
Lowe's Cos. Inc.
Expiration: November, 2005, Exercise Price: $65.00	5	1,200
Expiration: January, 2006, Exercise Price: $70.00	2	290
Marathon Oil Corp.
Expiration: October, 2005, Exercise Price: $70.00	1	140
Expiration: November, 2005, Exercise Price: $70.00	2	560
McKesson Corp.
Expiration: November, 2005, Exercise Price: $47.50	6	1,020
Expiration: January, 2006, Exercise Price: $50.00	3	435
Medco Health Solutions, Inc.
Expiration: October, 2005, Exercise Price: $55.00	8	960
MetLife, Inc.
Expiration: October, 2005, Exercise Price: $50.00	7	595
Nabors Industries Ltd. ADR
Expiration: October, 2005, Exercise Price: $70.00	5	1,800
Expiration: December, 2005, Exercise Price: $75.00	2	720
Nam Tai Electronics, Inc. ADR
Expiration: December, 2005, Exercise Price: $25.00	7	1,260
Nash Finch Co.
Expiration: October, 2005, Exercise Price: $40.00	1	260
Expiration: November, 2005, Exercise Price: $40.00	2	660
Expiration: November, 2005, Exercise Price: $45.00	1	92
National Oilwell Varco, Inc.
Expiration: October, 2005, Exercise Price: $65.00	6	1,650
Expiration: November, 2005, Exercise Price: $70.00	3	705
Netgear, Inc.
Expiration: October, 2005, Exercise Price: $25.00	11	660
Expiration: December, 2005, Exercise Price: $25.00	8	1,440
Newfield Exploration Co.
Expiration: November, 2005, Exercise Price: $50.00	2	470
Expiration: December, 2005, Exercise Price: $50.00	5	1,500
NII Holdings, Inc.
Expiration: December, 2005, Exercise Price: $80.00	1	810
Expiration: December, 2005, Exercise Price: $85.00	2	1,040
Norfolk Southern Corp.
Expiration: November, 2005, Exercise Price: $40.00	9	1,800
Omnicare, Inc.
Expiration: October, 2005, Exercise Price: $55.00	2	475
Expiration: December, 2005, Exercise Price: $55.00	3	1,200
Expiration: December, 2005, Exercise Price: $60.00	3	555
Oshkosh Truck Corp.
Expiration: October, 2005, Exercise Price: $42.50	4	520
Expiration: January, 2006, Exercise Price: $45.00	4	650
Patterson-UTI Energy, Inc.
Expiration: November, 2005, Exercise Price: $35.00	11	3,080
Expiration: January, 2006, Exercise Price: $37.50	7	1,890
Peabody Energy Corp.
Expiration: November, 2005, Exercise Price: $85.00	1	490
Expiration: December, 2005, Exercise Price: $90.00	3	1,200
Performance Food Group Co.
Expiration: October, 2005, Exercise Price: $30.00	5	887
Expiration: December, 2005, Exercise Price: $30.00	5	1,212
PG&E Corp.
Expiration: December, 2005, Exercise Price: $40.00	1	100
Polo Ralph Lauren Corp.
Expiration: November, 2005, Exercise Price: $50.00	5	1,263
Expiration: January, 2006, Exercise Price: $55.00	3	480
Prudential Financial, Inc.
Expiration: November, 2005, Exercise Price: $65.00	2	820
Expiration: December, 2005, Exercise Price: $65.00	1	400
Expiration: December, 2005, Exercise Price: $70.00	1	163
Psychiatric Solutions, Inc.
Expiration: October, 2005, Exercise Price: $55.00	1	165
Expiration: December, 2005, Exercise Price: $55.00	3	1,020
Public Services Enterprise Group, Inc.
Expiration: October, 2005, Exercise Price: $65.00	4	460
Expiration: December, 2005, Exercise Price: $70.00	2	130
Pulte Homes, Inc.
Expiration: October, 2005, Exercise Price: $42.50	2	340
Expiration: October, 2005, Exercise Price: $45.00	6	270
Questar Corp.
Expiration: November, 2005, Exercise Price: $85.00	2	1,200
Expiration: November, 2005, Exercise Price: $90.00	1	330
Reliance Steel & Aluminum Co.
Expiration: October, 2005, Exercise Price: $50.00	7	2,450
Expiration: December, 2005, Exercise Price: $50.00	2	960
Resources Connection, Inc.
Expiration: November, 2005, Exercise Price: $30.00	11	1,595
Respironics, Inc.
Expiration: October, 2005, Exercise Price: $37.50	6	2,700
Expiration: October, 2005, Exercise Price: $40.00	2	490
Rio Tinto PLC ADR
Expiration: November, 2005, Exercise Price: $160.00	2	1,320
Safeway, Inc.
Expiration: October, 2005, Exercise Price: $25.00	12	1,290
SanDisk Corp.
Expiration: November, 2005, Exercise Price: $47.50	1	390
Selective Insurance Group
Expiration: November, 2005, Exercise Price: $50.00	2	225
Expiration: December, 2005, Exercise Price: $50.00	7	1,138
Sempra Energy
Expiration: October, 2005, Exercise Price: $45.00	8	1,760
SkyWest, Inc.
Expiration: October, 2005, Exercise Price: $25.00	5	1,013
Sonic Solutions
Expiration: November, 2005, Exercise Price: $20.00	6	1,380
Expiration: November, 2005, Exercise Price: $22.50	13	1,300
Steel Dynamics, Inc.
Expiration: November, 2005, Exercise Price: $30.00	3	1,440
Expiration: November, 2005, Exercise Price: $35.00	4	680
Expiration: January, 2006, Exercise Price: $35.00	6	1,770
Steel Technologies, Inc.
Expiration: October, 2005, Exercise Price: $25.00	6	855
Expiration: January, 2006, Exercise Price: $25.00	5	1,388
Superior Energy Services, Inc.
Expiration: October, 2005, Exercise Price: $22.50	3	360
Expiration: December, 2005, Exercise Price: $20.00	9	3,330
Expiration: December, 2005, Exercise Price: $25.00	8	800
Texas Instruments, Inc.
Expiration: October, 2005, Exercise Price: $35.00	3	90
Expiration: November, 2005, Exercise Price: $32.50	8	1,760
The Goldman Sachs Group, Inc.
Expiration: November, 2005, Exercise Price: $120.00	1	413
The Hartford Financial Services Group, Inc.
Expiration: November, 2005, Exercise Price: $75.00	2	750
Expiration: December, 2005, Exercise Price: $75.00	4	1,700
Ultra Petroleum Corp. ADR
Expiration: November, 2005, Exercise Price: $55.00	10	5,400
Unit Corp.
Expiration: October, 2005, Exercise Price: $55.00	3	555
Expiration: December, 2005, Exercise Price: $55.00	6	2,520
United Surgical Partners International, Inc.
Expiration: November, 2005, Exercise Price: $37.50	9	2,565
United Therapeutics Corp.
Expiration: October, 2005, Exercise Price: $70.00	2	500
Expiration: October, 2005, Exercise Price: $75.00	4	180
Expiration: November, 2005, Exercise Price: $75.00	2	600
Universal Forest Products, Inc.
Expiration: October, 2005, Exercise Price: $60.00	2	70
Expiration: November, 2005, Exercise Price: $55.00	2	840
Expiration: January, 2006, Exercise Price: $60.00	6	2,025
Urban Outfitters, Inc.
Expiration: October, 2005, Exercise Price: $27.50	4	860
Expiration: November, 2005, Exercise Price: $30.00	2	320
Watsco, Inc.
Expiration: October, 2005, Exercise Price: $50.00	4	1,560
Expiration: November, 2005, Exercise Price: $50.00	5	2,075
WESCO International, Inc.
Expiration: October, 2005, Exercise Price: $35.00	2	110
Expiration: January, 2006, Exercise Price: $35.00	7	1,733
W-H Energy Services, Inc.
Expiration: October, 2005, Exercise Price: $30.00	4	1,120
Expiration: January, 2006, Exercise Price: $35.00	4	840
Total Options Written (Premiums received $150,144)	817	$189,465

* 100 shares per contract.

Ohio National Fund, Inc.
Notes to the Schedule of Investments
September 30, 2005 (Unaudited)

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty one separate investment portfolios (the “Portfolios”) that seek the following objectives and investment strategies:

■	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

■
Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Discovery Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■
International Small Company Portfolio - Long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

■	Aggressive Growth Portfolio - Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■
Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■
Mid Cap Opportunity Portfolio - Long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

■
S&P 500 Index Portfolio - Total return that approximates that of the Standard & Poor's 500 Index ("S&P 500") by investing in common stocks and in stock index futures contracts hedged by U.S. Government obligations, investment-grade corporate bonds and money market instruments.

■	Blue Chip Portfolio - Growth of capital and income by investing primarily in securities of high quality companies.

■
High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by S&P or Fitch.

■	Capital Growth Portfolio - Long-term capital appreciation by investing in and actively managing equity securities in small cap growth companies.

■
Nasdaq-100 Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike the other Portfolios, the Nasdaq-100 Index Portfolio is a non-diversified portfolio.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio - Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

■	Balanced Portfolio - Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Covered Call Portfolio - Modest capital appreciation by investing within under-priced sectors and industries and maximization of realized gains from writing covered call options.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information (“SAI”) of Ohio National Fund, Inc. There are no assurances these objectives will be met. Each Portfolio, except the Nasdaq-100 Index Portfolio, is classified as a diversified fund.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. Each share of a Portfolio may participate equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350,000,000 of its capital shares, of which 330,000,000 have been allocated to specific Portfolios of the Fund. 30,000,000 shares are allocated to each of the Equity, Money Market, International, and S&P 500 Index Portolios, 20,000,000 shares are allocated to each of the Bond and Omni Portfolios, and 10,000,000 shares are allocated to each of the other Portfolios (including the Target VIP and Target Equity/Income Portfolios that commenced operations on November 2, 2005). The Fund’s Board of Directors (“Board”) periodically reallocates total authorized shares to various Portfolios of the Fund as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act. Should the money market component of the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such money market component of the Omni Portfolio will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating interest rates on the fair value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if a security were sold.

Investments, other than those securities aforementioned, are valued using pricing procedures approved by the Board. The following is an overview of these procedures:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the daily closing price on the exchange on which each security is principally traded. Option securities are currently valued on a composite price basis. Over-the-counter domestic equity securities are valued at the last sale price reported daily as of 4:00 pm Eastern Time. If, on a particular day, a domestic equity security is not traded, the mean between the bid and ask prices reported at 4:00 pm Eastern Time will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities with a remaining maturity exceeding sixty days, other than U.S. Government and agency securities, are valued using specific market quotations or a matrix method provided by independent pricing services approved by the Board. If such information is unavailable, the mean between the daily close bid and ask prices is used. U.S. Government and agency securities are valued at the mean between the daily close bid and ask prices.

Repurchase agreements are valued at original cost.

Restricted securities, illiquid securities, and other investments for which market quotations are not readily available are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the last sale price at the close of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and the ask quotes at daily close, or the last sale price when appropriate. Non-traded foreign equity securities are priced on last trades or at the mean value between the daily close bid and ask quotes where readily available. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Securities that are primarily traded on foreign exchanges are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time. Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related ADRs, NY registered shares, iShares, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the 4:00 pm Eastern Time U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by the management of the Fund as well as the Fund’s Board. Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between cost and fair market values of investments are reflected as unrealized appreciation or unrealized depreciation.

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions. Events that could impact the exchange rates may occur between the time at which the exchange rates are determined and the time the Portfolios’ net assets are valued. For those Portfolios holding foreign investments, the computation of the respective net asset value would not include the impact of such events. If such events are detected and are determined to materially affect the currency exchange rates during such time period, the securities are valued at their estimated fair value as determined in good faith by Fund’s Pricing Committee under the supervision of the Board.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund may invest in foreign investments, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500 Index and Covered Call Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with the Portfolios’ stated investment objectives. Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the Statements of Operations, if any. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and are subject to the risk that the options will expire before being exercised. A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

The S&P 500 Index Portfolio may purchase or sell stock index futures contracts, and options thereon, and the Nasdaq-100 Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100 Index in accordance with their stated investment objectives.

Foreign Currency Contracts, Futures, and Options

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures, generally. A forward contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations. The use of foreign currency hedging transactions might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and do not eliminate fluctuations in the prices of other securities.

Repurchase Agreements

The Portfolios may acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). The Fund only pays for such securities upon physical delivery or evidence of book entry transfer to the account of the Fund through its custodian.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Section 4(2) commercial paper is issued pursuant to section 4(2) of the 1933 Act which exempts an issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. 144(A) securities, in which the Portfolios also invest, may include securities issued by corporations without registration under the 1933 Act, in reliance on the private resale of securities to institutions in Section 5 of the 1933 Act ("Rule 144(A)"). Rule 144(A) securities are exempt from the registration requirements for the resale of restricted securities to qualified institutional buyers. Investments by a Portfolio in Rule 144(A) securities could have the effect of decreasing the liquidity of the Portfolio during any period in which institutional investors were no longer interested in purchasing these securities.

Not all restricted securities are considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes. This is generally unsecured borrowing, except to the extent the Portfolios enter into reverse repurchase agreements. The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed. No borrowing was conducted by the Fund during the period ended September 30, 2005.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable, allows for all interest and dividend payments, and the aggregate value of securities loaned does not exceed one third of the total assets. There were no Fund securities lent during the period ended September 30, 2005.

Securities Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, certain differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

(3)	Federal Income Tax Information

Cost basis for Federal income tax purposes differs from the cost basis for financial reporting purposes. The table below details the unrealized appreciation/depreciation and cost basis for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Discovery
Gross unrealized:
Appreciation	$191,256,096	$8,330,757	$9,661,309	$24,718,019	$25,236,718	$17,502,961
Depreciation	(44,496,151)	(1,890,834)	(1,541,318)	(4,075,249)	(5,613,834)	(3,574,633)
Net unrealized: Appreciation (depreciation)	$146,759,945	$6,439,923	$8,119,991	$20,642,770	$19,622,884	$13,928,328
Aggregate cost of securities:	$363,075,561	$122,488,848	$59,051,241	$173,729,859	$138,528,356	$60,074,130

	International Small Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500 Index	Blue Chip
Gross unrealized:
Appreciation	$13,904,345	$4,757,048	$6,908,299	$24,460,710	$41,774,262	$6,174,263
Depreciation	(152,423)	(385,642)	(795,814)	(2,913,138)	(31,655,535)	(1,139,950)
Net unrealized: Appreciation (depreciation)	$13,751,922	$4,371,406	$6,112,485	$21,547,572	$10,118,727	$5,034,313
Aggregate cost of securities:	$28,864,038	$11,323,393	$11,576,160	$70,240,055	$180,658,763	$25,752,470

	High Income Bond	Capital Growth	Nasdaq-100 Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$4,205,680	$8,553,155	$4,605,557	$2,590,804	$1,926,494	$1,247,958
Depreciation	(1,180,227)	(1,334,260)	(5,271,418)	(445,205)	(253,587)	(68,576)
Net unrealized: Appreciation (depreciation)	$3,025,453	$7,218,895	($665,861)	$2,145,599	$1,672,907	$1,179,382
Aggregate cost of securities:	$46,156,993	$21,874,314	$28,229,264	$21,519,970	$7,765,833	$9,397,156

	Balanced	Covered Call
Gross unrealized:
Appreciation	$323,498	$493,800
Depreciation	(41,939)	(83,628)
Net unrealized: Appreciation (depreciation)	$281,559	$410,172
Aggregate cost of securities:	$3,837,572	$3,683,826

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ohio National Fund, Inc.

By: /s/ John J. Palmer
John J. Palmer
President and Director

Date:  November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John J. Palmer
John J. Palmer
President and Director

Date: November 28, 2005

By: /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date: November 28, 2005